UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05569

Franklin Universal Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, Ca 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Universal
Trust
February 28, 2023

Distribution Policy : The Fund’s Board of Trustees (the “Board”) has authorized a distribution policy (the “Distribution Policy”). Under the Distribution Policy, the Fund pays monthly distributions and seeks to maintain a relatively stable level of distributions to shareholders. With each distribution, the Fund will issue a notice to its shareholders and an accompanying press release that provides estimates regarding the amount and composition of the distribution. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of distributions or from the terms of the Fund’s Distribution Policy. The Board may amend or terminate the Distribution Policy at any time without prior notice to shareholders; however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Distribution Policy.

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Franklin Universal Trust 2
Performance Summary 5
Financial Highlights and Schedule of Investments 8
Financial Statements 41
Notes to Financial Statements 45
Important Information to Shareholders 55
Annual Meeting of Shareholders 56
Dividend Reinvestment and Cash Purchase Plan 57
Shareholder Information 59
Visit franklintempleton.com for fund updates
and documents, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Franklin Universal Trust
Dear Shareholder:
This semiannual report for Franklin Universal Trust covers
the period ended February 28, 2023 .
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation.
Performance Overview
For the six months under review, the Fund’s cumulative
total returns were -3.52% based on net asset value and
-5.94% based on market price. For comparison, the Credit
Suisse (CS) High Yield Index, which is designed to mirror the investable universe of the U.S. dollar-denominated high-
yield debt traded in the U.S. credit market, posted a +2.21%
cumulative total return, and utilities stocks, as measured by the Standard & Poor’s
®
(S&P
®
) 500 Utilities Index, which
consists of all utility stocks in the S&P 500
®
Index, posted
a -11.17% cumulative total return for the same period.
1
You can find the Fund’s long-term performance data in the
Performance Summary on page 5 .
The Fund has a policy of seeking to maintain a relatively
stable level of distributions to shareholders. This policy
has no impact on the Fund’s investment strategy and may
reduce the Fund’s net asset value. The Fund’s investment
manager believes the policy helps maintain the Fund’s
competitiveness and may benefit the Fund’s market price
and premium/discount to the Fund’s net asset value.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -2.13% total return for the
six months ended February 28, 2023.
1
High inflation amid
a strong labor market led to significantly tighter monetary
policy, reducing the value of most bonds. While interest rates increased along the entire yield curve (yields for all Treasury maturities), relatively large increases in shorter-term interest rates led the yield curve to further invert during the period, reaching the largest inversion in more than four decades.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate four times during the period to end at a range of 4.50%–4.75%. The Fed
slowed the pace of its interest rate increases from 75 basis points (bps) at its September and November 2022 meetings,
to 50 bps in December and 25 bps in February 2023. At its
February meeting, the Fed noted that although inflation has
eased somewhat, it remained elevated, and job growth was
robust while the unemployment rate continued to be low.
Furthermore, the Fed maintained its policy of reducing its
accumulated bond holdings and decreasing the size of its
balance sheet.
U.S. Treasury (UST) bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -2.65% total return for the
six-month period.
1
The 10-year UST yield (which moves
inversely to price) rose amid high inflation and the Fed’s
tightening monetary stance. Mortgage-backed securities
(MBS), as measured by the Bloomberg U.S. MBS Fixed
Rate Index, posted a -2.47% total return for the period as
mortgage rates rose to the highest level in over two decades and modest prepayment rates led to increasing interest-rate
sensitivity.
1
Corporate bond prices were mixed, as higher yields attracted investors despite persistent inflation and concerns about
the impact of elevated interest rates on corporate profits
and borrowing costs. In this environment, investment-grade
corporate bonds, as represented by the Bloomberg U.S.
Corporate Investment Grade Index, posted a -1.13% total
return.
1
However, high-yield corporate bonds, as represented
by the Bloomberg U.S. Corporate High Yield Index, posted
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
9
.

Franklin Universal Trust

franklintempleton.com
Semiannual Report
a +2.51% total return as the continued resilience of the U.S.
economy eased solvency concerns.
1
Investment Strategy
We invest primarily in two asset classes: high-yield
bonds and utility stocks. Within the high-yield portion of
the portfolio, we use fundamental research to invest in a
diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend
yields and with a history of increasing their dividends.
Manager’s Discussion
As the U.S. Federal Reserve (Fed) had remained firmly
on a hawkish rate path throughout 2022, September’s rate
hike in 2022 marked the third consecutive 75 basis point
(bp) increase. The Fed ended the year with two additional
rate increases of 75 bps and 50 bps at its November and
December Federal Open Market Committee meetings. In
the last few months of 2022, markets focused on slowing
inflation data and investors grappled with the potential timing of the transition from a rate hiking cycle to a potential Fed pivot. Against this backdrop, the Fed increased rates by
just 25 basis points (bps) at its most recent February 2023
meeting, with the federal funds target rate range now at
4.50-4.75%. In a reversal from the downward inflation trend
in late 2022, January 2023’s inflation accelerated, which
reignited market participants’ concerns about the duration
and pace of the Fed’s rate-hiking cycle.
*
Percentage of total investments of the Fund. Total investments of the Fund include long-term and short-term investments, excluding long-term debt issued by the
Fund.
**
Includes convertible bonds, escrows and litigation trusts, preferred stocks, rights, senior floating rate interests and warrants.
High-Yield Corporate Bonds
For the six-month period under review, the Credit Suisse
High Yield Index returned +2.21% as CCC-rated high-yield
(HY) bonds generally underperformed their higher-rated
counterparts on a relative basis. From a sector standpoint,
gaming/leisure issuers outperformed.
During the reporting period, volatility persisted as the market kept second guessing the Fed’s hawkish commitment
against a backdrop of mixed activity and inflation data. The ongoing fourth quarter of 2022 reporting season for HY
issuers points to continued strong revenue and earnings
before interest, taxes, depreciation and amortization
(EBITDA) growth, which we believe will likely lead to a
further decline in net leverage to its lowest level since
the fourth quarter of 2013. While the year-over-year
improvement in aggregate fourth-quarter earnings puts
the HY asset class in a relatively good starting position to weather economic volatility, some areas of deteriorating
company fundamentals are possible as the economy
moderates further. In particular, it may become challenging
for companies to continue to pass along price increases in a potentially more subdued demand environment. Although the
default rate is likely to move higher from current low levels as the economy slows, it is expected to remain below levels
typically seen in a recession. It is also worth noting that
credit metrics are generally in decent shape and extreme
bearish economic outcomes now seem less likely. We
continue to be cautious of industries or companies that are in secular decline or facing heightened competitive pressures.
We remain focused on prudent security selection as a more
challenging environment should bring increased dispersion
between winners and losers.
Portfolio Composition
2/28/23
% of Total
Investments*
Corporate Bonds 54.2%
Common Stocks 35.0%
Marketplace Loans 6.1%
Other** 1.0%
Short-Term Investments 3.7%
Top 10 Holdings
2/28/23
Issuer
% of Total
Net Assets
a a
NextEra Energy, Inc. 4.3%
Sempra Energy 3.6%
American Electric Power Co., Inc. 3.0%
CMS Energy Corp. 2.4%
Evergy, Inc. 2.3%
Alliant Energy Corp. 2.2%
Duke Energy Corp. 2.0%
Dominion Energy, Inc. 1.9%
Xcel Energy, Inc. 1.9%
CenterPoint Energy, Inc. 1.8%

Franklin Universal Trust

franklintempleton.com
Semiannual Report
Utility Stocks
Regarding utilities, the S&P
®
500 Utilities Index posted a
-11.17% total return which underperformed the +1.26%
total return for the S&P 500
®
during the period under
review.
1
Utilities likely underperformed due to the impacts
from rising interest rates and inflationary pressures. Rising interest expenses and sustained cost pressures led many
in the sector to provide below-expected outlooks for 2023.
Additionally, affordability concerns are a key issue across
the sector for companies that are, or will be, in rate cases.
Sempra Energy, Duke Energy, and CMS Energy were
relative outperformers. Sempra benefited from its strong
outlook on the liquified natural gas (LNG) export market,
which was partially offset by investor doubt regarding
outstanding regulatory initiatives. Duke Energy’s relative
outperformance could be attributed to slight multiple
expansion, despite outstanding regulatory initiatives and the discounted sale of its commercial renewables segment. CMS
provided a strong 2023 outlook and benefits during times of
turmoil, being one of the highest quality names in the sector in a favorable jurisdiction. NextEra Energy, Dominion Energy and Alliant Energy were relative underperformers. NextEra
Energy executive Eric Silagy announced his retirement, and
the company is under investigation by the Federal Energy
Commission and the State of Florida for possible campaign
finance law violations. Dominion unexpectedly announced a
strategic review, leading investors to question what is next for the business regarding the dividend, divestitures, and
regulatory environment. Alliant’s underperformance is likely attributed to multiple compression, as the name previously
traded at a premium.
Thank you for your continued participation in Franklin
Universal Trust. We look forward to serving your future
investment needs.
Sincerely,
Glenn Voyles, CFA
Jonathan G. Belk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2023
Franklin Universal Trust

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. Total return also does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares at the opening of the first business day and sale on the closing of the last business day of each period.
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
6-Month -3.52% -5.94% -3.52% -5.94%
1-Year -5.98% -2.47% -5.98% -2.47%
5-Year +25.44% +42.95% +4.64% +7.41%
10-Year +68.14% +81.07% +5.33% +6.12%
See page 7 for Performance Summary footnotes.

Franklin Universal Trust
Performance Summary

franklintempleton.com
Semiannual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
9/1/12–8/31/22

Franklin Universal Trust
Performance Summary

franklintempleton.com
Semiannual Report
Shares Prices
1
All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in a fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower-rated bonds include higher risk of default and loss of principal.
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. In addition to having sensitivity to other factors, securities issued by utility companies have historically been sensitive to interest-rate changes.
When interest rates fall, utility securities prices, and thus a utilities fund’s share price, tend to rise; when interest rates rise, their prices generally fall. For stocks paying dividends, dividends are not guaranteed, and can increase, decrease or be totally eliminated without notice. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
5. Source: Morningstar. The CS High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt traded in the U.S. credit market.
The S&P
®
500 Utilities Index is market capitalization weighted and consists of all utility stocks in the S&P 500
®
.
See www.franklintempletondatasources.com for additional data provider information.
Symbol: FT 2/28/23 8/31/22 Change
Net Asset Value (NAV) $7.48 $8.08 -$0.60
Market Price (NYSE) $7.19 $8.00 -$0.81
Distributions
(9/1/22–2/28/23)
Net Investment
Income
Long-Term
Capital Gain Total
$0.2550 $0.0612 $0.3162

Franklin Universal Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.08 $8.92 $8.12 $8.57 $7.99 $8.24
Income from investment operations:
Net investment income
a
............. 0.16 0.41 0.38 0.41 0.38 0.39
Net realized and unrealized gains (losses) (0.44) (0.70) 0.85 (0.48) 0.58 (0.26)
Total from investment operations ........ (0.28) (0.29) 1.23 (0.07) 0.96 0.13
Less distributions from:
Net investment income .............. (0.26) (0.51) (0.43) (0.38) (0.38) (0.38)
Net realized gains ................. (0.06) (0.04) — (—)
b
— —
Total distributions ................... (0.32) (0.55) (0.43) (0.38) (0.38) (0.38)
Net asset value, end of period .......... $7.48 $8.08 $8.92 $8.12 $8.57 $7.99
Market value, end of period
c
........... $7.19 $8.00 $8.59 $7.00 $7.37 $6.77
Total return (based on net asset value per
share)
d
........................... (3.52)% (3.41)% 15.33% (0.67)% 12.40% 1.73%
Total return (based on market value per
share)
d
........................... (5.94)% (0.36)% 29.55% 0.25% 15.02% (1.18)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.76% 2.57% 2.50% 2.49% 2.45% 1.98%
Expenses net of waiver and payments by
affiliates
f
.......................... 2.74% 2.57%
g
2.50%
g
2.49%
g
2.44% 1.98%
g
Net investment income ............... 4.23% 4.85% 4.38% 5.01% 4.69% 4.91%
Supplemental data
Net assets, end of period (000’s) ........ $188,014 $203,053 $224,246 $204,094 $215,292 $200,796
Portfolio turnover rate ................ 7.80% 22.29% 36.58% 35.26% 21.70% 22.96%
Total debt outstanding at end of period
(000's) ........................... $65,000 $65,000 $65,000 $65,000 $65,000 $65,000
Asset coverage per $1,000 of debt ...... $3,893 $4,124 $4,450 $4,140 $4,312 $4,089
Average amount of senior rate fixed Notes
per share during the period ............ $2.59 $2.59 $2.59 $2.59 $2.59 $2.39
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Universal Trust
Schedule of Investments (unaudited), February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 47.1%
Electric Utilities 25.3%
Alliant Energy Corp. ................................... United States 80,000 $ 4,101,600
American Electric Power Co., Inc. ......................... United States 65,000 5,718,050
Constellation Energy Corp. .............................. United States 21,666 1,622,567
Duke Energy Corp. .................................... United States 40,000 3,770,400
Edison International ................................... United States 36,000 2,383,560
Entergy Corp. ........................................ United States 30,000 3,086,100
Evergy , Inc. .......................................... United States 72,000 4,234,320
Exelon Corp. ......................................... United States 65,000 2,625,350
FirstEnergy Corp. ..................................... United States 61,000 2,411,940
NextEra Energy, Inc. ................................... United States 115,000 8,168,450
Pinnacle West Capital Corp. ............................. United States 25,000 1,842,000
PPL Corp. ........................................... United States 24,500 663,215
Southern Co. (The) .................................... United States 53,000 3,342,180
Xcel Energy, Inc. ...................................... United States 55,000 3,551,350
47,521,082
Metals & Mining 2.6%
BHP Group Ltd., ADR .................................. Australia 25,185 1,535,529
Freeport-McMoRan, Inc. ................................ United States 80,380 3,293,169
South32 Ltd., ADR .................................... Australia 10,074 146,274
4,974,972
Multi-Utilities 16.8%
CenterPoint Energy, Inc. ................................ United States 122,800 3,416,296
CMS Energy Corp. .................................... United States 78,000 4,599,660
Consolidated Edison, Inc. ............................... United States 35,000 3,127,250
Dominion Energy, Inc. .................................. United States 65,000 3,615,300
DTE Energy Co. ...................................... United States 30,000 3,291,300
NiSource, Inc. ........................................ United States 60,000 1,645,800
Public Service Enterprise Group, Inc. ...................... United States 45,000 2,719,350
Sempra Energy ....................................... United States 45,000 6,748,200
WEC Energy Group, Inc. ................................ United States 28,000 2,482,480
31,645,636
Oil, Gas & Consumable Fuels 2.4%
a
Amplify Energy Corp. .................................. United States 245 2,053
Birch Permian Holdings, Inc. ............................. United States 32,490 597,004
California Resources Corp. .............................. United States 27 1,139
Chesapeake Energy Corp. .............................. United States 1,871 151,196
Civitas Resources, Inc. ................................. United States 18,598 1,305,022
DT Midstream, Inc. .................................... United States 15,000 753,000
Enbridge, Inc. ........................................ Canada 39,360 1,476,787
b
Woodside Energy Group Ltd., ADR ........................ Australia 9,101 221,427
4,507,628
Total Common Stocks (Cost $37,357,596) ......................................
88,649,318
Preferred Stocks 0.3%
Electric Utilities 0.3%
SCE Trust II, 5.1% .................................... United States 27,500 572,550
Total Preferred Stocks (Cost $598,125) .........................................
572,550

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Rights
a
Value
a a a a a a
Rights 0.4%
Independent Power and Renewable Electricity Producers 0.4%
a
Talen Energy Supply LLC, 5/09/23 ......................... United States 2,260,000 $ 700,600
Total Rights (Cost $–) ........................................................
700,600
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
California Resources Corp., 10/27/24 ...................... United States 64 701
Total Warrants (Cost $–) ......................................................
701
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
c,d,e
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 27,081 1,541
Total Convertible Bonds (Cost $7,532) .........................................
1,541
Corporate Bonds 73.0%
Aerospace & Defense 0.3%
e
TransDigm , Inc. , Senior Secured Note , 144A, 6.75% , 8/15/28 .... United States 600,000 597,750
Airlines 0.9%
e
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 700,000 682,002
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 700,000 665,420
e
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 100,000 94,208
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 300,000 266,231
1,707,861
Auto Components 3.2%
e
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 700,000 700,000
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 400,000 400,000
e
Allison Transmission, Inc. ,
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 300,000 249,387
Senior Note, 144A, 4.75%, 10/01/27 ..................... United States 600,000 557,147
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,400,000 1,268,582
e
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 800,000 605,000
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 900,000 928,765
Senior Note, 5%, 7/15/29 ............................. United States 600,000 522,540
e
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 741,626
5,973,047
Automobiles 0.6%
e
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,300,000 1,040,813
Banks 0.5%
d
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 7/31/23, FRN
thereafter , Perpetual ................................. United States 900,000 899,757
Beverages 0.3%
e
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 700,000 600,222

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.3%
e
Emergent BioSolutions , Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 $ 545,495
Building Products 2.3%
e
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ........................................... United States 500,000 478,136
e
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 700,000 665,977
e
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 300,000 217,922
e
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 477,646
e
JELD-WEN, Inc. , Senior Note , 144A, 4.875% , 12/15/27 ......... United States 300,000 250,980
e
Oscar AcquisitionCo LLC / Oscar Finance, Inc. , Senior Note , 144A,
9.5% , 4/15/30 ...................................... United States 1,000,000 887,925
e
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 449,695
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 100,000 83,348
e
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A, 5.25% , 1/15/29 ............................ United States 800,000 736,892
4,248,521
Capital Markets 0.5%
Credit Suisse Group AG , Senior Note , 4.55% , 4/17/26 ..........
Switzerland 800,000 715,194
e
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 300,000 263,646
978,840
Chemicals 4.1%
c,e
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 243,743 194,656
e
ASP Unifrax Holdings, Inc. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 200,000 136,245
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 300,000 233,110
e
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 300,000 209,217
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 .......
United States 1,000,000 981,406
e
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 600,000 513,694
e
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 300,000 243,618
e
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 300,000 259,101
e
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,348,365
e
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 896,100
c,e
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 200,000 150,000
e
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 1,500,000 1,429,567
e
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 300,000 259,680
e
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 1,000,000 775,906
7,630,665
Commercial Services & Supplies 1.4%
e
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 800,000 671,128
e
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 500,000 424,904
e
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 519,637
e
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,200,000 1,029,830
2,645,499

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.7%
e
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 1,600,000 $ 1,262,000
Construction & Engineering 1.3%
e
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 262,411
e
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 390,089
e
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 709,224
e
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,105,246
2,466,970
Consumer Finance 1.1%
Ford Motor Credit Co. LLC , Senior Note , 6.95% , 3/06/26 ........
United States 500,000 500,901
e
PRA Group, Inc. ,
Senior Note, 144A, 8.375%, 2/01/28 ..................... United States 600,000 605,625
Senior Note, 144A, 5%, 10/01/29 ....................... United States 300,000 255,994
e
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 900,000 765,977
2,128,497
Containers & Packaging 3.2%
e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 493,593
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 800,000 774,200
e
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 1,500,000 1,411,650
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 1,000,000 1,007,180
e
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 148,000 147,326
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 375,000 365,066
e
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 300,000 257,654
e
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 1,200,000 1,047,900
e
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 500,000 475,525
5,980,094
Diversified Consumer Services 0.4%
Grand Canyon University , 5.125% , 10/01/28 .................
United States 800,000 734,000
Diversified Financial Services 0.5%
e
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 1,200,000 1,028,910
Diversified Telecommunication Services 2.6%
e
Altice France Holding SA , Senior Secured Note , 144A, 10.5% ,
5/15/27 ........................................... Luxembourg 1,500,000 1,240,245
e
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 500,000 446,425
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 1,700,000 1,400,052
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 200,000 160,720
e
Iliad Holding SASU , Senior Secured Note , 144A, 7% , 10/15/28 ... France 800,000 735,860
e
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 1,100,000 906,546
4,889,848
Electric Utilities 0.7%
e
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 1,000,000 948,720

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
e
Vistra Operations Co. LLC, (continued)
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 400,000 $ 346,016
1,294,736
Electrical Equipment 1.3%
e
Regal Rexnord Corp. ,
Senior Bond, 144A, 6.4%, 4/15/33 ....................... United States 400,000 393,989
Senior Note, 144A, 6.3%, 2/15/30 ....................... United States 500,000 489,561
e
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 883,095
e
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 800,000 695,816
2,462,461
Electronic Equipment, Instruments & Components 0.2%
e
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 412,964
Energy Equipment & Services 2.8%
e
CSI Compressco LP / CSI Compressco Finance, Inc. ,
c
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 982,453 841,058
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 402,000 372,104
e
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ........ Canada 900,000 889,056
e
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 600,000 571,689
Nabors Industries, Inc. , Senior Note , 5.75% , 2/01/25 ...........
United States 500,000 477,600
e
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ..................................... United States 300,000 306,480
e
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .... United States 800,000 814,964
e
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 39,000 40,026
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 700,000 699,870
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 300,000 295,062
5,307,909
Entertainment 0.9%
e
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 1,000,000 973,810
Netflix, Inc. , Senior Bond , 5.875% , 11/15/28 .................
United States 800,000 812,000
1,785,810
Equity Real Estate Investment Trusts (REITs) 1.5%
e
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 660,049
e
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 400,000 385,932
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 200,000 178,613
e
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 900,000 711,648
e
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 634,516
e
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 342,048
2,912,806
Food Products 0.9%
e
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 800,000 698,072
e
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 200,000 193,500
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 .............
United States 200,000 154,753
e
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 300,000 286,771

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
e
Post Holdings, Inc., (continued)
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 400,000 $ 347,214
1,680,310
Health Care Equipment & Supplies 0.6%
e
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 400,000 422,500
e
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 500,000 410,990
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 400,000 333,750
1,167,240
Health Care Providers & Services 2.3%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 500,000 390,258
Senior Note, 2.45%, 7/15/28 ........................... United States 500,000 420,320
Senior Note, 2.625%, 8/01/31 .......................... United States 500,000 390,173
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000 343,075
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 300,000 259,388
e
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,200,000 990,270
e
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 100,000 84,706
e
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,200,000 781,500
e
Tenet Healthcare Corp. , Senior Secured Note , 144A, 6.125% ,
6/15/30 ........................................... United States 700,000 667,735
4,327,425
Hotels, Restaurants & Leisure 5.2%
e
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 600,000 496,176
e,f,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,800,000 —
e
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ........................................... United States 300,000 302,603
e
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 400,000 359,544
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 1,500,000 1,235,730
e
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 400,000 428,360
e
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 700,000 616,289
e
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 1,000,000 830,010
e
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 185,065
e
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 259,854
e
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 300,000 250,856
e
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 500,000 360,800
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 900,000 662,526
e
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 700,000 643,916
Senior Note, 144A, 11.625%, 8/15/27 .................... United States 700,000 746,158
e
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 400,000 353,640
e
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,600,000 1,233,976
e
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 800,000 799,156
9,764,659

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 0.9%
e
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior Note ,
144A, 4.625% , 8/01/29 ................................ United States 1,500,000 $ 1,232,235
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 600,000 487,144
1,719,379
Independent Power and Renewable Electricity Producers 2.1%
e
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 900,000 741,566
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 591,615
e
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 400,000 317,378
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 600,000 551,265
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 300,000 244,418
e
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 851,990
g
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 1,500,000 577,500
3,875,732
Insurance 0.6%
e
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 300,000 272,904
e
Jones Deslauriers Insurance Management, Inc. , Senior Note , 144A,
10.5% , 12/15/30 ..................................... Canada 800,000 813,504
1,086,408
IT Services 1.8%
e
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 500,000 408,058
e
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 500,000 454,580
e
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 500,000 459,476
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 173,146
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 300,000 254,287
e
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 875,501
e
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 900,000 856,208
3,481,256
Life Sciences Tools & Services 0.1%
e
Charles River Laboratories International, Inc. , Senior Note , 144A,
3.75% , 3/15/29 ..................................... United States 200,000 173,820
Machinery 1.7%
e
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ............. Canada 1,300,000 1,136,287
e
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 700,000 711,375
e
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,000,000 1,000,776
e
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% ,
10/15/29 .......................................... United States 400,000 346,240
3,194,678
Media 3.1%
e
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 400,000 390,406
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 300,000 249,231
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 500,000 405,470
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 400,000 357,382

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 400,000 $ 387,936
e
Senior Note, 144A, 7.5%, 4/01/28 ....................... United States 300,000 201,187
e
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 700,000 19,250
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 800,000 90,760
e
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 179,037
e
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 1,000,000 800,675
e
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 450,000 416,717
e
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 200,000 171,570
e
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 5% , 8/15/27 .............................. United States 100,000 90,345
e
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 600,000 481,084
e
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 517,111
e
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 513,540
e
Univision Communications, Inc. , Senior Secured Note , 144A, 4.5% ,
5/01/29 ........................................... United States 600,000 506,602
5,778,303
Metals & Mining 1.2%
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 .........
United States 700,000 591,440
e
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 498,906
e
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 500,000 422,443
e
Novelis Corp. ,
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 100,000 81,133
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 100,000 88,254
e
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 510,002
2,192,178
Mortgage Real Estate Investment Trusts (REITs) 0.4%
e
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,000,000 772,320
Multiline Retail 0.5%
e
Macy's Retail Holdings LLC ,
Senior Bond, 144A, 6.125%, 3/15/32 ..................... United States 500,000 430,620
Senior Note, 144A, 5.875%, 3/15/30 ..................... United States 500,000 441,400
872,020
Oil, Gas & Consumable Fuels 9.6%
e
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 166,000 167,420
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 700,000 638,469
e
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 900,000 881,104
Cheniere Energy Partners LP ,
Senior Note, 4.5%, 10/01/29 ........................... United States 1,200,000 1,090,278
Senior Note, 4%, 3/01/31 ............................. United States 1,200,000 1,035,298
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ..........
United States 700,000 649,628
e
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 500,000 490,587
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 800,000 776,858
e
Senior Note, 144A, 6%, 2/01/29 ........................ United States 700,000 637,543
e
Senior Note, 144A, 8%, 4/01/29 ........................ United States 500,000 497,965

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
e
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 $ 271,938
e
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ........ United States 700,000 600,908
e
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 1,300,000 1,255,703
e
EnLink Midstream LLC , Senior Note , 144A, 6.5% , 9/01/30 ....... United States 800,000 789,004
e
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 98,101
e
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 300,000 274,772
e
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 500,000 463,080
e
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 200,000 180,190
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 181,214
Senior Note, 144A, 6%, 4/15/30 ........................ United States 300,000 272,571
e
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 600,000 555,447
e
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ..................... United States 1,800,000 1,778,049
c,e,f,g
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 757,734 —
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 700,000 704,455
Senior Note, 8.875%, 7/15/30 .......................... United States 1,100,000 1,250,788
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 1,000,000 983,700
Senior Note, 4.5%, 5/15/29 ............................ United States 200,000 175,723
e
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 258,338
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 259,033
Senior Secured Note, 144A, 6.25%, 1/15/30 ............... United States 400,000 395,030
e
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 400,000 380,708
17,993,902
Paper & Forest Products 0.1%
e
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 262,736
Personal Products 0.4%
e
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 800,000 792,110
Pharmaceuticals 2.4%
e
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 305,000 304,811
e
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 107,000 68,294
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 542,000 426,812
e,g
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 302,000 40,543
Senior Note, 144A, 6%, 6/30/28 ........................ United States 389,000 26,288
e,g
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 500,000 371,250
e
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 1,300,000 1,152,548
e
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125% , 4/30/28 .................... United States 1,000,000 883,600
e,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 225,000 169,594
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 500,000 506,777
Senior Note, 4.75%, 5/09/27 ........................... Israel 600,000 540,744
4,491,261

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Real Estate Management & Development 0.4%
e
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 400,000 $ 361,534
e
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 438,134
799,668
Road & Rail 0.8%
e
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 900,000 770,324
e
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 446,140
e
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 271,572
1,488,036
Software 1.3%
e
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 900,000 826,224
e
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 800,000 634,964
e
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,100,000 901,413
2,362,601
Specialty Retail 2.2%
e
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 500,000 474,307
e
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ..................................... United States 800,000 792,116
e
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 700,000 514,125
e
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 300,000 250,135
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 400,000 363,556
e
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 600,000 452,217
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 300,000 249,977
Murphy Oil USA, Inc. , Senior Note , 4.75% , 9/15/29 ............
United States 700,000 625,622
e
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 400,000 326,606
4,048,661
Textiles, Apparel & Luxury Goods 0.7%
e
Hanesbrands, Inc. ,
Senior Note, 144A, 4.625%, 5/15/24 ..................... United States 1,000,000 999,925
Senior Note, 144A, 9%, 2/15/31 ........................ United States 400,000 404,980
1,404,905
Thrifts & Mortgage Finance 0.7%
e
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 244,303
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 500,000 468,120
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 600,000 600,204
1,312,627
Trading Companies & Distributors 0.5%
e
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 600,000 516,603
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 400,000 405,702
922,305
Wireless Telecommunication Services 0.9%
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 900,000 848,106
T-Mobile USA, Inc. ,
Senior Note, 4.75%, 2/01/28 ........................... United States 600,000 581,532

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note, 2.625%, 2/15/29 .......................... United States 300,000 $ 255,484
1,685,122
Total Corporate Bonds (Cost $158,978,176) .....................................
137,185,137
h
Senior Floating Rate Interests 0.1%
Media 0.1%
i
Diamond Sports Group LLC , First Lien, CME Term Loan , 12.775% ,
( 3-month SOFR + 8% ), 5/25/26 ......................... United States 159,053 149,775
Total Senior Floating Rate Interests (Cost $148,000) .............................
149,775
j
Marketplace Loans 8.2%
f
Diversified Financial Services 8.2%
a a a a a a
Total Marketplace Loans (Cost $17,334,574) ....................................
15,385,774
Asset-Backed Securities 0.5%
Diversified Financial Services 0.5%
e,k
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26, PT, 144A, FRN, 18.469%, 8/15/44 ................ United States 90,877 86,121
2019-31, PT, 144A, FRN, 19.121%, 9/15/44 ................ United States 74,768 70,040
2019-37, PT, 144A, FRN, 18.995%, 10/17/44 ............... United States 92,033 88,045
2019-42, PT, 144A, FRN, 19.551%, 11/15/44 ............... United States 80,336 75,774
2019-51, PT, 144A, FRN, 16.088%, 1/15/45 ................ United States 93,549 88,535
2019-52, PT, 144A, FRN, 16.11%, 1/15/45 ................. United States 85,533 81,336
2019-S3, PT, 144A, FRN, 12.626%, 6/15/44 ................ United States 16,710 15,536
2019-S4, PT, 144A, FRN, 13.89%, 8/15/44 ................. United States 64,779 62,878
2019-S5, PT, 144A, FRN, 13.808%, 9/15/44 ................ United States 61,535 58,058
2019-S6, PT, 144A, FRN, 12.391%, 10/17/44 ............... United States 67,135 62,588
2019-S7, PT, 144A, FRN, 12.532%, 12/15/44 ............... United States 48,023 44,925
2019-S8, PT, 144A, FRN, 11.245%, 1/15/45 ................ United States 56,551 52,749
2020-2, PT, 144A, FRN, 15.997%, 3/15/45 ................. United States 79,365 75,102
2020-7, PT, 144A, FRN, 15.651%, 4/17/45 ................. United States 43,292 40,475
e,k
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 15.363%, 3/15/26 ................ United States 41,776 40,905
2020-PT2, A, 144A, FRN, 18.341%, 4/15/26 ................ United States 53,563 51,513
2020-PT3, A, 144A, FRN, 19.746%, 5/15/26 ................ United States 11,341 10,738
e,k
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
15.315% , 2/15/26 . ................................... United States 48,921 48,014
1,053,332
a a a a a a
Total Asset-Backed Securities (Cost $1,071,410) ................................
1,053,332
Shares
a
Escrows and Litigation Trusts 0.0%
†
a
Chesapeake Energy Corp., Escrow Account ................. United States 1,500,000 26,250
Total Escrows and Litigation Trusts (Cost $48,985) ..............................
26,250
Total Long Term Investments (Cost $215,544,398) ...............................
243,724,978
a

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 54 .
Short Term Investments 5.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 5.0%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 4.204% .... United States 9,303,619 $ 9,303,619
Total Money Market Funds (Cost $9,303,619) ...................................
9,303,619
a a a
n
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 4.204% .... United States 200,000 200,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $200,000) .............................................................
200,000
Total Short Term Investments (Cost $9,503,619 ) .................................
9,503,619
a
Total Investments (Cost $225,048,017) 134.7% ..................................
$253,228,597
Notes Payable (34.6)% .......................................................
(65,000,000)
Other Assets, less Liabilities (0.1)% ...........................................
(214,377)
Net Assets 100.0% ...........................................................
$188,014,220
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at February 28, 2023. See Note 1(c).
c
Income may be received in additional securities and/or cash.
d
Perpetual security with no stated maturity date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $115,727,811, representing 61.6% of net assets.
f
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
g
See Note 8 regarding credit risk and defaulted securities.
h
See Note 1(d) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See Note 1(e) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
See Note 4(c) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
n
See Note 1(c) regarding securities on loan.

Franklin Universal Trust
Schedule of Investments (unaudited), February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At February 28, 2023, the Fund had the following marketplace loans outstanding. See Note 1(e).
Description
Principal
Amount Value
Marketplace Loans - 8.2%
Freedom Financial Asset Management LLC
APP-10084065.FP.FTS.B, 15.49%, 8/01/23 $ 2,055 $ 2,063
APP-10095990.FP.FTS.B, 5.99%, 8/05/23 . 2,374 2,387
APP-10236665.FP.FTS.B, 5.99%, 10/04/23 2,762 2,780
APP-10852298.FP.FTS.B, 5.99%, 10/05/23 3,445 3,467
APP-10840576.FP.FTS.B, 5.99%, 10/15/23 3,463 3,490
APP-10847318.FP.FTS.B, 5.99%, 10/15/23 3,729 3,759
APP-11111300.FP.FTS.B, 5.99%, 11/02/23 3,885 3,913
APP-09915050.FP.FTS.B, 5.99%, 11/20/23 3,112 3,137
APP-10762832.FP.FTS.B, 15.49%, 11/26/23 3,279 3,315
APP-11022068.FP.FTS.B, 5.99%, 12/06/23 4,549 4,582
APP-11022377.FP.FTS.B, 5.99%, 12/20/23 4,700 4,743
APP-12381966.FP.FTS.B, 20.49%, 1/20/24 6,580 6,656
APP-11834925.FP.FTS.B, 5.99%, 2/11/24 . 5,397 5,449
APP-11634713.FP.FTS.B, 5.99%, 2/13/24 . 5,698 5,752
APP-11595250.FP.FTS.B, 5.99%, 2/18/24 . 4,437 4,481
APP-12399683.FP.FTS.B, 22.49%, 3/20/24 5,647 5,716
APP-13323334.FP.FTS.B, 5.99%, 5/14/24 . 4,563 4,614
APP-13489698.FP.FTS.B, 5.99%, 5/15/24 . 5,997 6,065
APP-13476049.FP.FTS.B, 21.49%, 5/17/24 7,601 7,681
APP-13485474.FP.FTS.B, 15.99%, 5/18/24 4,971 5,038
APP-13471580.FP.FTS.B, 5.99%, 5/19/24 . 5,241 5,302
APP-15125689.FP.FTS.B, 5.99%, 7/15/24 . 6,423 6,500
APP-15138477.FP.FTS.B, 5.99%, 7/16/24 . 5,102 5,165
APP-15143961.FP.FTS.B, 5.99%, 7/16/24 . 2,867 2,887
APP-14522400.FP.FTS.B, 5.99%, 7/23/24 . 6,202 6,284
APP-15089870.FP.FTS.B, 20.99%, 7/27/24 11,535 11,697
APP-10084299.FP.FTS.B, 16.49%, 8/11/24 7,829 4,642
APP-10541747.FP.FTS.B, 16.99%, 9/05/24 6,820 6,847
APP-10836612.FP.FTS.B, 21.49%,
10/15/24 .......................... 6,877 6,836
APP-10849903.FP.FTS.B, 11.24%, 10/16/24 16,813 16,963
APP-10584167.FP.FTS.B, 16.99%,
10/28/24 .......................... 4,822 4,876
APP-11139281.FP.FTS.B, 8.49%, 11/01/24 8,556 8,615
APP-11106155.FP.FTS.B, 12.74%, 11/01/24 13,206 13,286
APP-10844126.FP.FTS.B, 23.99%, 11/30/24 11,062 10,844
APP-11021958.FP.FTS.B, 12.24%, 12/10/24 8,529 8,602
APP-11021643.FP.FTS.B, 10.49%, 12/14/24 10,876 10,989
APP-11695329.FP.FTS.B, 15.99%, 12/15/24 12,774 12,753
APP-11693890.FP.FTS.B, 13.24%, 12/17/24 30,790 30,948
APP-11102104.FP.FTS.B, 23.99%, 12/18/24 11,287 2,532
APP-11007940.FP.FTS.B, 10.49%, 12/19/24 8,751 8,859
APP-10839343.FP.FTS.B, 13.99%,
12/19/24 .......................... 5,904 5,977
APP-11718442.FP.FTS.B, 19.99%, 12/22/24 29,308 29,277
APP-11799520.FP.FTS.B, 16.99%, 12/25/24 7,635 7,694
APP-11859716.FP.FTS.B, 12.49%, 1/01/25 21,851 21,912
APP-11681583.FP.FTS.B, 16.99%, 1/30/25 7,550 7,641
APP-12413621.FP.FTS.B, 15.49%, 2/01/25 15,415 15,224
APP-11766706.FP.FTS.B, 23.99%, 2/02/25 6,164 6,047
APP-11738038.FP.FTS.B, 21.99%, 2/04/25 14,272 9,172
APP-11799331.FP.FTS.B, 8.99%, 2/06/25 . 21,143 21,331
APP-11694349.FP.FTS.B, 14.24%, 2/07/25 22,878 22,888
APP-11862313.FP.FTS.B, 16.49%, 2/11/25 7,519 7,513
APP-11869808.FP.FTS.B, 21.99%, 2/15/25 12,810 12,643
APP-12409067.FP.FTS.B, 13.74%, 3/08/25 26,729 26,897
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12394118.FP.FTS.B, 17.74%, 3/10/25 $ 15,461 $ 15,386
APP-12410877.FP.FTS.B, 13.74%, 3/15/25 22,434 22,605
APP-12370660.FP.FTS.B, 15.49%, 3/15/25 12,299 1,312
APP-12299545.FP.FTS.B, 14.99%, 3/21/25 14,328 14,322
APP-12397103.FP.FTS.B, 25.49%, 3/21/25 6,781 1,546
APP-13502295.FP.FTS.B, 14.49%, 5/13/25 22,747 22,965
APP-13323354.FP.FTS.B, 10.09%, 5/18/25 13,317 13,509
APP-14953979.FP.FTS.B, 7.74%, 7/13/25 . 25,070 25,364
APP-15094222.FP.FTS.B, 10.24%, 7/14/25 20,096 20,337
APP-15084327.FP.FTS.B, 10.74%, 7/14/25 15,754 15,972
APP-15090883.FP.FTS.B, 25.49%, 7/14/25 4,300 4,244
APP-15068808.FP.FTS.B, 20.74%, 7/25/25 12,055 1,413
APP-15034726.FP.FTS.B, 25.49%, 7/25/25 7,888 7,855
APP-10111431.FP.FTS.B, 10.99%, 9/15/25 14,222 14,434
APP-10140977.FP.FTS.B, 24.99%, 9/15/25 7,379 7,534
APP-10091198.FP.FTS.B, 15.49%, 9/24/25 6,900 6,946
APP-10083835.FP.FTS.B, 10.99%, 9/25/25 9,991 10,164
APP-11022514.FP.FTS.B, 18.49%, 10/21/25 11,908 12,107
APP-10582948.FP.FTS.B, 10.99%,
10/22/25 .......................... 16,951 17,206
APP-10578403.FP.FTS.B, 15.99%,
10/30/25 .......................... 14,782 15,076
APP-10561192.FP.FTS.B, 8.99%, 11/03/25 12,273 12,448
APP-10841976.FP.FTS.B, 10.99%, 11/28/25 13,082 13,287
APP-10868780.FP.FTS.B, 14.49%,
12/02/25 .......................... 22,620 22,879
APP-11025662.FP.FTS.B, 18.99%, 12/06/25 19,118 19,283
APP-11116538.FP.FTS.B, 8.99%, 12/10/25 10,733 10,886
APP-11105408.FP.FTS.B, 10.99%, 12/14/25 8,835 8,972
APP-11843242.FP.FTS.B, 12.24%, 12/15/25 14,961 15,123
APP-11097002.FP.FTS.B, 17.99%, 12/15/25 36,101 36,663
APP-11022500.FP.FTS.B, 17.99%, 12/16/25 9,402 9,547
APP-11579320.FP.FTS.B, 16.99%, 12/20/25 15,974 16,237
APP-11648292.FP.FTS.B, 11.24%, 12/29/25 17,224 2,288
APP-11798391.FP.FTS.B, 18.49%, 1/04/26 8,028 8,093
APP-11733010.FP.FTS.B, 15.74%, 1/28/26 27,939 28,429
APP-12378685.FP.FTS.B, 15.99%, 2/01/26 11,269 11,369
APP-11757188.FP.FTS.B, 18.24%, 2/02/26 32,065 32,264
APP-11799488.FP.FTS.B, 16.99%, 2/05/26 15,074 15,200
APP-11757063.FP.FTS.B, 17.99%, 2/05/26 16,049 16,173
APP-11763164.FP.FTS.B, 14.49%, 2/07/26 6,603 984
APP-12281543.FP.FTS.B, 16.74%, 3/08/26 29,145 29,337
APP-12246304.FP.FTS.B, 18.24%, 3/08/26 26,604 26,729
APP-12397373.FP.FTS.B, 15.99%, 3/15/26 11,339 11,501
APP-12338754.FP.FTS.B, 20.49%, 3/15/26 3,715 3,697
APP-12032813.FP.FTS.B, 17.99%, 3/17/26 10,541 10,656
APP-12419810.FP.FTS.B, 15.74%, 3/20/26 31,242 31,704
APP-12270812.FP.FTS.B, 16.99%, 3/22/26 10,142 10,286
APP-12421465.FP.FTS.B, 17.99%, 3/23/26 16,452 16,657
APP-13524997.FP.FTS.B, 10.59%, 3/25/26 12,860 13,036
APP-13511680.FP.FTS.B, 12.84%, 5/05/26 12,482 12,640
APP-13256383.FP.FTS.B, 7.99%, 5/18/26 . 31,474 31,967
APP-13477482.FP.FTS.B, 10.34%, 5/18/26 33,146 33,691
APP-13527002.FP.FTS.B, 15.59%, 5/19/26 8,469 8,622
APP-14943761.FP.FTS.B, 15.99%, 6/01/26 18,010 18,138
APP-15146572.FP.FTS.B, 10.74%, 7/15/26 8,650 8,679

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-15112645.FP.FTS.B, 16.99%, 7/15/26 $ 17,555 $ 17,650
APP-15065994.FP.FTS.B, 17.74%, 7/15/26 41,721 42,101
APP-15053141.FP.FTS.B, 18.99%, 7/15/26 17,648 17,745
APP-15107872.FP.FTS.B, 20.49%, 7/15/26 12,864 12,888
APP-15064308.FP.FTS.B, 22.49%, 7/15/26 19,410 19,408
APP-15054013.FP.FTS.B, 17.99%, 7/20/26 14,515 14,682
APP-15109634.FP.FTS.B, 19.49%, 7/21/26 8,872 8,980
APP-15053667.FP.FTS.B, 17.99%, 7/22/26 11,634 11,779
APP-15073340.FP.FTS.B, 15.99%, 7/25/26 8,802 8,964
APP-14860724.FP.FTS.B, 20.99%, 7/26/26 16,988 17,149
APP-15041042.FP.FTS.B, 26.49%, 7/26/26 6,812 6,864
APP-15111841.FP.FTS.B, 7.84%, 7/28/26 . 26,288 26,748
APP-14956830.FP.FTS.B, 15.74%, 7/28/26 26,287 26,651
APP-15053675.FP.FTS.B, 10.99%, 7/30/26 11,616 11,837
APP-10130115.FP.FTS.B, 20.49%, 8/01/26 20,468 20,643
APP-10133595.FP.FTS.B, 11.99%, 8/11/26 15,196 15,416
APP-10140897.FP.FTS.B, 16.99%, 8/12/26 16,447 16,686
APP-10145662.FP.FTS.B, 18.99%, 9/17/26 17,500 17,777
APP-10460831.FP.FTS.B, 21.99%, 9/19/26 6,156 6,252
APP-10572421.FP.FTS.B, 10.49%, 9/20/26 26,702 27,121
APP-10112510.FP.FTS.B, 16.49%, 9/25/26 9,959 10,158
APP-10145175.FP.FTS.B, 14.49%, 9/26/26 7,303 7,447
APP-10850556.FP.FTS.B, 11.99%, 10/01/26 16,426 16,585
APP-09931612.FP.FTS.B, 14.24%,
10/03/26 .......................... 12,565 12,689
APP-10838239.FP.FTS.B, 12.49%,
10/12/26 .......................... 25,500 25,853
APP-10835593.FP.FTS.B, 19.49%,
10/15/26 .......................... 9,999 10,051
APP-10845328.FP.FTS.B, 11.99%, 10/16/26 19,706 19,996
APP-10704368.FP.FTS.B, 14.99%,
10/16/26 .......................... 15,353 15,572
APP-10745909.FP.FTS.B, 17.99%,
10/16/26 .......................... 40,645 41,219
APP-10829192.FP.FTS.B, 18.99%,
10/16/26 .......................... 20,012 20,260
APP-10852939.FP.FTS.B, 16.49%,
10/17/26 .......................... 2,291 2,294
APP-10581131.FP.FTS.B, 22.49%, 10/22/26 8,199 8,305
APP-10575367.FP.FTS.B, 20.99%,
10/25/26 .......................... 31,067 31,553
APP-10129146.FP.FTS.B, 23.49%,
10/25/26 .......................... 18,923 19,222
APP-10916894.FP.FTS.B, 20.49%, 11/01/26 15,999 15,998
APP-10384953.FP.FTS.B, 19.99%, 11/02/26 13,359 13,416
APP-10224478.FP.FTS.B, 20.49%, 11/02/26 21,632 21,821
APP-11119432.FP.FTS.B, 11.99%, 11/03/26 17,664 17,896
APP-10577758.FP.FTS.B, 17.49%, 11/04/26 9,981 5,628
APP-11187454.FP.FTS.B, 22.49%, 11/10/26 8,417 8,463
APP-10848002.FP.FTS.B, 17.99%, 11/19/26 20,076 20,315
APP-10859032.FP.FTS.B, 9.99%, 11/21/26 12,312 12,508
APP-10842381.FP.FTS.B, 12.49%, 11/21/26 28,135 28,571
APP-10830375.FP.FTS.B, 19.99%, 11/21/26 12,940 13,068
APP-10692450.FP.FTS.B, 17.49%, 11/29/26 21,374 21,735
APP-10671079.FP.FTS.B, 11.99%, 11/30/26 22,784 23,206
APP-10848317.FP.FTS.B, 12.24%, 11/30/26 15,832 16,020
APP-10670975.FP.FTS.B, 21.49%, 11/30/26 13,191 13,433
APP-10860337.FP.FTS.B, 22.99%, 11/30/26 13,510 13,437
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11107180.FP.FTS.B, 14.24%, 12/06/26 $ 20,672 $ 3,732
APP-11122151.FP.FTS.B, 16.49%, 12/06/26 13,881 7,186
APP-11094577.FP.FTS.B, 19.49%, 12/08/26 10,110 10,218
APP-11008022.FP.FTS.B, 11.99%, 12/13/26 11,647 11,825
APP-11123090.FP.FTS.B, 14.24%, 12/15/26 19,015 19,314
APP-10314454.FP.FTS.B, 15.99%,
12/15/26 .......................... 9,506 9,653
APP-11021456.FP.FTS.B, 20.99%, 12/15/26 30,864 31,011
APP-10839250.FP.FTS.B, 17.49%,
12/17/26 .......................... 11,821 11,955
APP-11680428.FP.FTS.B, 17.99%, 12/17/26 9,126 9,197
APP-11121084.FP.FTS.B, 17.49%, 12/19/26 15,411 15,602
APP-11116084.FP.FTS.B, 19.49%, 12/19/26 15,065 14,964
APP-11007668.FP.FTS.B, 19.99%, 12/19/26 15,191 15,347
APP-11091099.FP.FTS.B, 9.99%, 12/20/26 25,228 25,647
APP-11111264.FP.FTS.B, 16.49%, 12/20/26 9,951 10,123
APP-11036570.FP.FTS.B, 22.99%, 12/20/26 13,262 13,362
APP-11874582.FP.FTS.B, 17.49%, 12/23/26 18,249 18,428
APP-11751323.FP.FTS.B, 17.99%, 12/23/26 11,756 11,883
APP-11752200.FP.FTS.B, 21.49%, 12/23/26 16,119 16,212
APP-11767307.FP.FTS.B, 14.49%, 12/24/26 22,792 23,033
APP-11461595.FP.FTS.B, 17.99%, 12/24/26 4,881 4,822
APP-11762193.FP.FTS.B, 18.49%, 12/24/26 15,558 15,661
APP-11759070.FP.FTS.B, 24.99%, 12/24/26 41,346 14,830
APP-11677084.FP.FTS.B, 15.49%, 12/26/26 37,176 37,666
APP-11798581.FP.FTS.B, 16.99%, 12/28/26 16,532 16,746
APP-11799609.FP.FTS.B, 10.99%, 1/01/27 26,592 26,890
APP-11844341.FP.FTS.B, 16.74%, 1/01/27 27,859 27,885
APP-11870826.FP.FTS.B, 19.99%, 1/04/27 9,692 9,681
APP-11744634.FP.FTS.B, 19.99%, 2/01/27 14,725 14,675
APP-12399764.FP.FTS.B, 25.49%, 2/01/27 7,188 2,466
APP-11824892.FP.FTS.B, 16.99%, 2/03/27 14,428 14,550
APP-11765220.FP.FTS.B, 11.99%, 2/04/27 41,752 42,291
APP-12235238.FP.FTS.B, 19.99%, 2/04/27 12,727 12,666
APP-12396355.FP.FTS.B, 19.99%, 2/04/27 19,975 19,842
APP-11724933.FP.FTS.B, 14.24%, 2/05/27 12,245 12,415
APP-11702245.FP.FTS.B, 17.49%, 2/05/27 30,852 9,662
APP-11698240.FP.FTS.B, 18.99%, 2/05/27 20,012 2,072
APP-12419304.FP.FTS.B, 19.99%, 2/05/27 6,518 6,514
APP-11674918.FP.FTS.B, 20.49%, 2/05/27 21,843 21,893
APP-11442714.FP.FTS.B, 12.49%, 2/06/27 31,244 31,712
APP-12397051.FP.FTS.B, 17.49%, 2/06/27 10,345 10,367
APP-11696610.FP.FTS.B, 14.24%, 2/07/27 21,225 21,564
APP-11743079.FP.FTS.B, 16.24%, 2/07/27 34,184 34,281
APP-11757936.FP.FTS.B, 19.99%, 2/07/27 8,160 8,191
APP-11763967.FP.FTS.B, 19.99%, 2/07/27 13,021 13,035
APP-11837813.FP.FTS.B, 20.99%, 2/10/27 10,403 10,349
APP-11838245.FP.FTS.B, 19.99%, 2/11/27 8,719 8,730
APP-11801863.FP.FTS.B, 8.99%, 2/12/27 . 28,763 29,161
APP-11798652.FP.FTS.B, 11.74%, 2/14/27 41,701 42,324
APP-11843528.FP.FTS.B, 19.99%, 2/14/27 3,546 3,506
APP-11864146.FP.FTS.B, 11.24%, 2/15/27 14,924 15,151
APP-11872928.FP.FTS.B, 11.24%, 2/15/27 13,387 13,591
APP-11845152.FP.FTS.B, 11.74%, 2/15/27 35,831 36,377
APP-11801830.FP.FTS.B, 16.49%, 2/15/27 17,068 17,299
APP-11842708.FP.FTS.B, 23.49%, 2/16/27 3,839 3,769
APP-11763914.FP.FTS.B, 23.24%, 2/18/27 20,986 4,692
APP-10128827.FP.FTS.B, 25.49%, 2/24/27 8,426 8,416

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12304720.FP.FTS.B, 18.74%, 3/06/27 $ 43,296 $ 43,301
APP-12106158.FP.FTS.B, 11.24%, 3/07/27 14,684 14,868
APP-12414983.FP.FTS.B, 19.74%, 3/08/27 26,156 25,977
APP-12404066.FP.FTS.B, 22.49%, 3/08/27 30,308 30,034
APP-12408150.FP.FTS.B, 19.99%, 3/10/27 9,202 9,205
APP-12407302.FP.FTS.B, 18.99%, 3/15/27 9,421 9,467
APP-12272662.FP.FTS.B, 16.49%, 3/17/27 17,294 17,356
APP-11863466.FP.FTS.B, 25.49%, 3/17/27 8,907 8,886
APP-12385340.FP.FTS.B, 25.49%, 3/17/27 7,890 7,885
APP-12375682.FP.FTS.B, 22.99%, 3/18/27 8,937 8,772
APP-12399677.FP.FTS.B, 19.24%, 3/20/27 18,054 6,250
APP-12341500.FP.FTS.B, 20.49%, 3/20/27 14,619 14,622
APP-12396943.FP.FTS.B, 13.49%, 3/21/27 14,836 15,066
APP-12270734.FP.FTS.B, 16.99%, 3/21/27 16,147 16,400
APP-10314654.FP.FTS.B, 19.74%, 3/21/27 28,638 28,750
APP-12381900.FP.FTS.B, 18.49%, 3/22/27 18,370 18,490
APP-13531026.FP.FTS.B, 11.59%, 3/28/27 21,712 21,995
APP-13513406.FP.FTS.B, 14.34%, 4/01/27 43,880 44,272
APP-13456975.FP.FTS.B, 14.74%, 4/03/27 43,980 44,353
APP-13478834.FP.FTS.B, 16.99%, 5/03/27 18,159 18,116
APP-13508795.FP.FTS.B, 9.59%, 5/05/27 . 15,571 15,758
APP-13047632.FP.FTS.B, 11.49%, 5/05/27 12,506 12,664
APP-13485036.FP.FTS.B, 13.34%, 5/06/27 11,613 11,759
APP-13515740.FP.FTS.B, 17.74%, 5/06/27 32,967 33,099
APP-08710316.FP.FTS.B, 10.99%, 5/13/27 30,331 30,765
APP-13498310.FP.FTS.B, 17.99%, 5/13/27 10,729 10,768
APP-13498730.FP.FTS.B, 11.34%, 5/15/27 17,505 17,769
APP-13329158.FP.FTS.B, 17.99%, 5/15/27 14,411 14,328
APP-13453359.FP.FTS.B, 18.24%, 5/15/27 26,880 26,944
APP-13410410.FP.FTS.B, 19.99%, 5/15/27 9,487 9,513
APP-13486869.FP.FTS.B, 11.34%, 5/16/27 28,250 28,688
APP-13531289.FP.FTS.B, 14.09%, 5/16/27 26,147 26,533
APP-13453820.FP.FTS.B, 16.24%, 5/16/27 35,612 36,088
APP-13512105.FP.FTS.B, 19.49%, 5/16/27 23,412 23,487
APP-13473219.FP.FTS.B, 22.49%, 5/16/27 13,411 13,350
APP-13479562.FP.FTS.B, 18.49%, 5/17/27 14,366 14,322
APP-13506828.FP.FTS.B, 16.74%, 5/18/27 30,359 30,796
APP-13227905.FP.FTS.B, 21.99%, 5/18/27 9,094 9,115
APP-13517315.FP.FTS.B, 12.09%, 5/19/27 43,890 44,613
APP-13507352.FP.FTS.B, 20.49%, 5/19/27 8,929 8,981
APP-13531806.FP.FTS.B, 16.99%, 5/20/27 17,897 18,173
APP-13485355.FP.FTS.B, 17.24%, 5/20/27 32,877 33,102
APP-13485605.FP.FTS.B, 18.99%, 5/20/27 12,404 12,467
APP-13518313.FP.FTS.B, 18.99%, 5/20/27 15,379 15,395
APP-13302186.FP.FTS.B, 20.49%, 5/20/27 12,889 12,929
APP-15111331.FP.FTS.B, 11.99%, 6/11/27 19,956 20,196
APP-15050554.FP.FTS.B, 20.99%, 6/12/27 8,245 769
APP-11758670.FP.FTS.B, 16.74%, 7/01/27 43,892 24,302
APP-15090828.FP.FTS.B, 23.24%, 7/14/27 14,327 14,219
APP-14906773.FP.FTS.B, 9.74%, 7/15/27 . 35,747 36,232
APP-13533233.FP.FTS.B, 14.09%, 7/15/27 23,734 24,081
APP-15064429.FP.FTS.B, 14.49%, 7/15/27 24,449 24,756
APP-15106750.FP.FTS.B, 18.99%, 7/15/27 20,608 20,503
APP-15055216.FP.FTS.B, 19.99%, 7/15/27 16,067 16,082
APP-15070181.FP.FTS.B, 19.99%, 7/15/27 16,067 16,082
APP-15109285.FP.FTS.B, 21.49%, 7/15/27 26,932 26,795
APP-14864382.FP.FTS.B, 11.74%, 7/16/27 18,949 3,412
APP-14865954.FP.FTS.B, 11.74%, 7/16/27 24,537 24,881
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-15149750.FP.FTS.B, 11.99%, 7/16/27 $ 15,952 $ 16,181
APP-14958373.FP.FTS.B, 12.24%, 7/16/27 16,240 16,466
APP-15158424.FP.FTS.B, 11.99%, 7/17/27 16,773 17,014
APP-15019783.FP.FTS.B, 21.24%, 7/19/27 14,267 14,267
APP-15110929.FP.FTS.B, 23.74%, 7/21/27 29,863 3,306
APP-14914244.FP.FTS.B, 20.99%, 7/22/27 12,948 12,982
APP-15057995.FP.FTS.B, 18.99%, 7/23/27 9,179 9,316
APP-15058449.FP.FTS.B, 11.99%, 7/25/27 10,929 11,113
APP-15078317.FP.FTS.B, 13.99%, 7/25/27 19,023 19,330
APP-15055723.FP.FTS.B, 11.24%, 7/26/27 28,835 29,323
APP-15048744.FP.FTS.B, 16.49%, 7/27/27 21,080 21,260
APP-14689753.FP.FTS.B, 18.99%, 7/27/27 21,460 7,184
APP-15039962.FP.FTS.B, 12.49%, 7/28/27 45,909 46,751
APP-15053719.FP.FTS.B, 16.99%, 7/28/27 10,318 10,495
APP-15133409.FP.FTS.B, 15.49%, 7/30/27 23,457 23,866
APP-15053776.FP.FTS.B, 17.49%, 7/30/27 11,182 11,272
APP-11764720.FP.FTS.B, 21.99%, 8/05/27 9,218 9,182
APP-15068287.FP.FTS.B, 26.99%, 8/26/27 9,420 9,429
APP-15053335.FP.FTS.B, 23.49%, 8/28/27 9,818 9,830
APP-15085248.FP.FTS.B, 22.74%, 8/29/27 12,269 12,323
APP-15070551.FP.FTS.B, 24.74%, 4/27/28 16,544 16,589
4,500,247
LendingClub Corp.
161121841.LC.FTS.B, 17.74%, 8/09/23 ... 2,689 1,189
161393306.LC.FTS.B, 15%, 4/20/24 ..... 12,239 9,816
153974620.LC.FTS.B, 14.3%, 6/24/24 ... 8,145 7,960
154144733.LC.FTS.B, 12.4%, 6/26/24 ... 6,853 6,661
153904028.LC.FTS.B, 17.74%, 6/30/24 ... 6,550 6,363
155451456.LC.FTS.B, 11.02%, 7/17/24 ... 9,576 9,328
155408143.LC.FTS.B, 16.95%, 7/22/24 ... 9,517 9,274
154596020.LC.FTS.B, 16.12%, 7/24/24 ... 7,370 7,220
154977601.LC.FTS.B, 16.95%, 7/28/24 ... 7,475 7,211
155731933.LC.FTS.B, 15.24%, 7/29/24 ... 11,605 11,254
155823205.LC.FTS.B, 14.3%, 8/01/24 ... 6,505 6,282
156235700.LC.FTS.B, 17.74%, 8/06/24 ... 5,551 5,379
156759369.LC.FTS.B, 12.4%, 8/09/24 ... 8,807 8,529
156752978.LC.FTS.B, 14.3%, 8/09/24 ... 14,724 14,251
156812488.LC.FTS.B, 14.3%, 8/12/24 ... 4,009 3,890
158130288.LC.FTS.B, 14.3%, 9/04/24 ... 5,744 5,554
159089545.LC.FTS.B, 16.95%, 9/23/24 ... 4,934 4,789
159106791.LC.FTS.B, 17.74%, 9/23/24 ... 6,099 5,919
159001219.LC.FTS.B, 12.4%, 9/26/24 ... 9,519 9,248
158913750.LC.FTS.B, 11.71%, 9/30/24 ... 9,992 9,652
155686835.LC.FTS.B, 16.95%, 9/30/24 ... 5,529 5,281
160792694.LC.FTS.B, 13.08%, 10/23/24 .. 16,305 15,749
160768091.LC.FTS.B, 16.95%, 10/23/24 .. 7,448 246
160029837.LC.FTS.B, 12.4%, 10/29/24 ... 13,759 13,217
158011325.LC.FTS.B, 14.3%, 11/03/24 ... 7,449 7,124
161424051.LC.FTS.B, 10.33%, 11/05/24 .. 6,094 5,868
161483895.LC.FTS.B, 13.08%, 11/07/24 .. 5,109 4,921
162010515.LC.FTS.B, 17.74%, 11/18/24 .. 4,813 4,646
157902245.LC.FTS.B, 15.24%, 11/30/24 .. 4,939 4,760
162934170.LC.FTS.B, 16.12%, 12/06/24 .. 8,869 8,499
162923894.LC.FTS.B, 18.62%, 12/06/24 .. 4,765 4,630
163764805.LC.FTS.B, Zero Cpn, 12/23/24 12,440 –
163557424.LC.FTS.B, 11.02%, 12/30/24 .. 8,137 7,954
160768654.LC.FTS.B, 13.08%, 12/31/24 .. 9,878 9,431

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
164671360.LC.FTS.B, 11.02%, 1/10/25 ... $ 11,936 $ 11,454
164758820.LC.FTS.B, 11.71%, 1/13/25 ... 4,127 3,968
164529142.LC.FTS.B, 12.4%, 1/18/25 ... 12,273 11,766
164548038.LC.FTS.B, 11.02%, 1/25/25 ... 15,027 14,414
165045221.LC.FTS.B, 15.24%, 1/28/25 ... 17,361 16,595
165707974.LC.FTS.B, 20.55%, 1/28/25 ... 3,027 2,952
164089980.LC.FTS.B, 17.74%, 2/28/25 ... 6,835 6,487
167132427.LC.FTS.B, 20.55%, 2/28/25 ... 11,023 10,634
167747801.LC.FTS.B, 16.12%, 3/15/25 ... 8,362 7,966
168420680.LC.FTS.B, 17.74%, 3/16/25 ... 11,074 10,565
166170570.LC.FTS.B, 17.74%, 3/17/25 ... 9,106 8,677
168140265.LC.FTS.B, 15.24%, 3/21/25 ... 11,367 10,844
154830437.LC.FTS.B, 16.95%, 4/15/25 ... 5,308 5,040
167712249.LC.FTS.B, 14.3%, 4/20/25 ... 15,268 14,611
151259806.LC.FTS.B, 20%, 5/04/25 ..... 9,420 9,090
165352318.LC.FTS.B, 15.24%, 6/22/25 ... 17,620 16,705
166444317.LC.FTS.B, 13.08%, 11/04/25 .. 24,917 23,386
160809803.LC.FTS.B, 13.08%, 11/23/25 .. 16,045 15,030
165520144.LC.FTS.B, 20.55%, 3/05/26 ... 11,886 4,527
160698361.LC.FTS.B, Zero Cpn, 10/23/32 9,994 –
163789996.LC.FTS.B, 18.62%, 12/23/32 .. 2,556 340
164493400.LC.FTS.B, 5%, 1/07/33 ...... 3,017 2,811
164840710.LC.FTS.B, 11.02%, 1/13/33 ... 3,559 3,524
160507437.LC.FTS.B, 17.74%, 2/28/33 ... 744 744
163724403.LC.FTS.B, 17.74%, 2/28/33 ... 2,816 2,815
167401494.LC.FTS.B, 17.74%, 3/01/33 ... 1,784 980
168118890.LC.FTS.B, 14.3%, 3/02/33 .... 1,119 1,116
168163559.LC.FTS.B, 14.3%, 3/11/33 .... 678 678
168167134.LC.FTS.B, 14.3%, 3/11/33 .... 203 203
167712619.LC.FTS.B, 16.12%, 3/15/33 ... 389 388
168533173.LC.FTS.B, 15.24%, 3/17/33 ... 343 344
167535348.LC.FTS.B, 15.24%, 3/18/33 ... 291 291
168554036.LC.FTS.B, 16.95%, 3/19/33 ... 492 493
166461550.LC.FTS.B, 18.62%, 3/25/33 ... 259 261
163426985.LC.FTS.B, 17.74%, 3/26/33 ... 598 68
461,862
LendingClub Corp. - LCX
161911117.LC.FTS.B, 20.55%, 11/14/24 .. 2,816 2,794
164542068.LC.FTS.B, 25.65%, 1/21/25 ... 6,965 6,816
157483547.LC.FTS.B, Zero Cpn, 12/13/32 2,388 –
166157039.LC.FTS.B, 25.65%, 3/15/33 ... 447 448
164620294.LC.FTS.B, 23.05%, 3/21/33 ... 331 334
10,392
LendingClub Corp. - LCX PM
171728432.LC.FTS.B, 17.3%, 10/30/23 ... 3,030 2,962
173017997.LC.FTS.B, 14.02%, 12/17/23 .. 770 757
172997264.LC.FTS.B, 14.02%, 12/19/23 .. 3,219 3,124
173574789.LC.FTS.B, 19.95%, 1/07/24 ... 2,964 2,904
173374603.LC.FTS.B, 19.12%, 1/13/24 ... 5,002 4,902
185022110.LC.FTS.B, 18.99%, 1/13/25 ... 14,040 13,908
184889420.LC.FTS.B, Zero Cpn, 1/17/25 . 11,274 –
184794872.LC.FTS.B, Zero Cpn, 1/18/25 . 8,673 814
184916811.LC.FTS.B, 15.99%, 1/18/25 ... 6,924 6,864
185107591.LC.FTS.B, 17.99%, 1/18/25 ... 115 114
185116420.LC.FTS.B, 18.99%, 1/18/25 ... 4,116 4,081
185085067.LC.FTS.B, 22.99%, 1/18/25 ... 12,147 12,141
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184905245.LC.FTS.B, 15.99%, 1/19/25 ... $ 11,111 $ 10,455
185222066.LC.FTS.B, 15.99%, 1/19/25 ... 4,203 4,138
185225789.LC.FTS.B, 20.99%, 1/19/25 ... 10,625 10,529
185231531.LC.FTS.B, 21.49%, 1/19/25 ... 2,839 2,814
185170289.LC.FTS.B, 15.99%, 1/22/25 ... 7,630 7,335
184577634.LC.FTS.B, 15.49%, 1/25/25 ... 4,835 4,800
185449370.LC.FTS.B, 18.44%, 1/25/25 ... 8,770 8,664
185337050.LC.FTS.B, 20.99%, 1/25/25 ... 16,999 16,872
185529283.LC.FTS.B, 18.99%, 1/27/25 ... 14,040 13,942
185074501.LC.FTS.B, 12.74%, 1/29/25 ... 3,553 3,519
185617939.LC.FTS.B, 18.49%, 1/31/25 ... 1,410 1,404
185591984.LC.FTS.B, 18.99%, 1/31/25 ... 10,444 10,371
184733710.LC.FTS.B, 24.99%, 1/31/25 ... 2,598 2,612
185493347.LC.FTS.B, 16.49%, 2/01/25 ... 14,433 14,243
185513167.LC.FTS.B, 16.99%, 2/01/25 ... 6,509 6,424
185743058.LC.FTS.B, 12.19%, 2/02/25 ... 5,649 5,551
185670318.LC.FTS.B, 15.44%, 2/02/25 ... 10,745 10,418
185694876.LC.FTS.B, 15.49%, 2/02/25 ... 8,239 8,147
185720673.LC.FTS.B, 14.49%, 2/04/25 ... 4,280 4,152
184778654.LC.FTS.B, 16.19%, 2/04/25 ... 2,515 2,488
185764512.LC.FTS.B, 19.99%, 2/04/25 ... 18,254 18,026
185806351.LC.FTS.B, 18.99%, 2/07/25 ... 8,748 8,651
185828353.LC.FTS.B, 22.99%, 2/08/25 ... 13,303 13,109
186050160.LC.FTS.B, 15.99%, 2/10/25 ... 12,565 12,404
185828265.LC.FTS.B, 19.44%, 2/10/25 ... 11,656 11,528
185614486.LC.FTS.B, 19.99%, 2/10/25 ... 18,263 18,028
185157324.LC.FTS.B, 16.49%, 2/14/25 ... 7,149 1,446
185731098.LC.FTS.B, 18.99%, 2/14/25 ... 2,909 2,882
186141198.LC.FTS.B, 18.99%, 2/14/25 ... 3,636 3,602
185870831.LC.FTS.B, 15.99%, 2/15/25 ... 5,188 5,139
185951058.LC.FTS.B, 17.69%, 2/15/25 ... 4,536 –
186248821.LC.FTS.B, 12.94%, 2/16/25 ... 10,629 10,529
185664927.LC.FTS.B, 18.49%, 2/16/25 ... 3,663 3,629
186046548.LC.FTS.B, 16.49%, 2/17/25 ... 3,616 3,583
185952586.LC.FTS.B, 16.99%, 2/17/25 ... 4,859 3,803
185769830.LC.FTS.B, Zero Cpn, 2/19/25 . 8,143 764
188498393.LC.FTS.B, 18.99%, 4/25/25 ... 24,867 24,841
188682908.LC.FTS.B, 21.79%, 4/25/25 ... 3,401 3,397
187330959.LC.FTS.B, 23.99%, 4/25/25 ... 11,841 11,882
188539697.LC.FTS.B, 27.99%, 4/25/25 ... 7,196 7,211
188790970.LC.FTS.B, 19.99%, 4/27/25 ... 19,473 18,938
188805747.LC.FTS.B, 22.49%, 4/27/25 ... 14,139 14,093
188578940.LC.FTS.B, 23.99%, 4/27/25 ... 778 780
188852266.LC.FTS.B, 23.99%, 4/27/25 ... 4,736 4,756
188854471.LC.FTS.B, 24.79%, 4/27/25 ... 3,959 3,956
188781202.LC.FTS.B, 15.99%, 4/28/25 ... 11,493 11,055
188845200.LC.FTS.B, 16.99%, 4/28/25 ... 1,591 1,591
188849723.LC.FTS.B, 19.49%, 4/28/25 ... 1,603 1,600
188894731.LC.FTS.B, 23.99%, 4/28/25 ... 2,569 2,575
188623124.LC.FTS.B, 19.49%, 4/30/25 ... 32,714 30,563
188683873.LC.FTS.B, 23.99%, 5/01/25 ... 9,774 9,696
171733583.LC.FTS.B, 18.24%, 10/30/25 .. 14,474 14,032
173004399.LC.FTS.B, 15.4%, 12/16/25 ... 6,536 6,341
172637623.LC.FTS.B, 16.08%, 12/17/25 .. 11,911 11,559
186109882.LC.FTS.B, 5%, 2/14/26 ...... 17,011 14,008
184987590.LC.FTS.B, 19.73%, 1/13/27 ... 9,048 (240)
185030629.LC.FTS.B, 28.99%, 1/13/27 ... 5,315 5,328
184976261.LC.FTS.B, 15.44%, 1/18/27 ... 16,865 15,699

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
185102499.LC.FTS.B, 17.49%, 1/18/27 ... $ 12,755 $ 12,422
185105381.LC.FTS.B, 17.74%, 1/18/27 ... 10,360 8,013
185242092.LC.FTS.B, 20.99%, 1/19/27 ... 25,617 25,213
185186598.LC.FTS.B, 21.99%, 1/19/27 ... 6,920 6,804
185203099.LC.FTS.B, 21.99%, 1/19/27 ... 12,008 11,802
185257156.LC.FTS.B, 23.99%, 1/19/27 ... 11,762 11,560
185208719.LC.FTS.B, 27.99%, 1/19/27 ... 8,460 8,493
185021259.LC.FTS.B, 24.99%, 1/20/27 ... 21,881 2,750
185295974.LC.FTS.B, Zero Cpn, 1/21/27 . 25,311 5,091
185284755.LC.FTS.B, 20.24%, 1/21/27 ... 20,154 19,861
185298966.LC.FTS.B, 21.49%, 1/21/27 ... 21,586 21,270
184608676.LC.FTS.B, 21.99%, 1/21/27 ... 12,939 12,736
185190835.LC.FTS.B, 21.99%, 1/21/27 ... 17,258 16,963
185280664.LC.FTS.B, 21.99%, 1/21/27 ... 15,021 14,663
185094462.LC.FTS.B, 22.99%, 1/21/27 ... 10,418 10,255
185461521.LC.FTS.B, 23.99%, 1/25/27 ... 17,425 17,164
185215933.LC.FTS.B, 28.99%, 1/25/27 ... 16,007 16,079
185510835.LC.FTS.B, 20.99%, 1/27/27 ... 25,383 2,263
184953769.LC.FTS.B, 21.99%, 1/27/27 ... 24,221 23,898
185465019.LC.FTS.B, 21.99%, 1/27/27 ... 21,626 21,338
185285978.LC.FTS.B, 23.19%, 1/27/27 ... 26,064 25,712
184862697.LC.FTS.B, 13.19%, 1/28/27 ... 13,220 12,746
185051135.LC.FTS.B, 23.99%, 1/28/27 ... 21,027 20,515
185593614.LC.FTS.B, 14.94%, 1/31/27 ... 5,119 5,001
185625736.LC.FTS.B, 17.24%, 1/31/27 ... 12,906 12,603
185553869.LC.FTS.B, 17.44%, 1/31/27 ... 15,148 14,790
185606478.LC.FTS.B, 20.99%, 1/31/27 ... 22,245 21,957
185551601.LC.FTS.B, 23.19%, 1/31/27 ... 22,221 8,778
185325210.LC.FTS.B, 21.49%, 2/01/27 ... 21,177 20,734
185801067.LC.FTS.B, 15.19%, 2/04/27 ... 12,831 12,387
185785605.LC.FTS.B, 16.99%, 2/04/27 ... 20,670 20,111
185794411.LC.FTS.B, 18.99%, 2/04/27 ... 26,026 25,319
185773530.LC.FTS.B, 21.99%, 2/04/27 ... 13,319 5,103
185579608.LC.FTS.B, 23.99%, 2/04/27 ... 26,471 25,916
185803689.LC.FTS.B, 12.69%, 2/08/27 ... 34,336 11,717
185670781.LC.FTS.B, 14.74%, 2/08/27 ... 34,158 32,994
185765188.LC.FTS.B, 19.49%, 2/08/27 ... 21,714 20,988
185965503.LC.FTS.B, 19.99%, 2/08/27 ... 4,708 548
185788975.LC.FTS.B, 20.44%, 2/08/27 ... 34,879 34,128
185500483.LC.FTS.B, 23.99%, 2/08/27 ... 30,883 30,263
186105140.LC.FTS.B, 14.99%, 2/10/27 ... 10,257 9,916
186053383.LC.FTS.B, 18.49%, 2/10/27 ... 21,650 21,095
186004411.LC.FTS.B, 21.99%, 2/10/27 ... 12,316 12,088
186037923.LC.FTS.B, 23.49%, 2/10/27 ... 6,167 6,051
186073191.LC.FTS.B, 23.99%, 2/10/27 ... 8,820 8,654
186131505.LC.FTS.B, 14.94%, 2/14/27 ... 10,564 1,879
185962334.LC.FTS.B, 16.49%, 2/14/27 ... 30,088 29,339
186055580.LC.FTS.B, 19.49%, 2/14/27 ... 13,905 13,685
186072313.LC.FTS.B, 19.99%, 2/14/27 ... 13,932 13,704
184948000.LC.FTS.B, 23.99%, 2/14/27 ... 26,471 25,998
186114907.LC.FTS.B, 24.99%, 2/14/27 ... 8,852 8,626
185957980.LC.FTS.B, 10.99%, 2/15/27 ... 26,897 26,062
185644818.LC.FTS.B, 17.24%, 2/15/27 ... 34,773 32,695
185796432.LC.FTS.B, 21.99%, 2/15/27 ... 17,920 14,096
186037630.LC.FTS.B, 23.99%, 2/15/27 ... 13,311 13,079
186258250.LC.FTS.B, Zero Cpn, 2/16/27 . 9,313 882
185737435.LC.FTS.B, 19.74%, 2/16/27 ... 14,662 14,434
186256667.LC.FTS.B, 20.49%, 2/16/27 ... 19,242 2,311
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
186160994.LC.FTS.B, 23.99%, 2/16/27 ... $ 17,647 $ 17,345
186255693.LC.FTS.B, 28.99%, 2/16/27 ... 7,168 7,185
185994246.LC.FTS.B, 23.99%, 2/17/27 ... 7,115 6,993
184697668.LC.FTS.B, 22.49%, 2/23/27 ... 17,619 17,354
185972627.LC.FTS.B, 22.69%, 2/23/27 ... 12,450 1,580
185440062.LC.FTS.B, 17.49%, 2/25/27 ... 19,074 18,672
186057988.LC.FTS.B, 23.99%, 2/25/27 ... 17,857 17,616
185584314.LC.FTS.B, 23.99%, 2/28/27 ... 11,438 11,189
186094287.LC.FTS.B, 24.99%, 2/28/27 ... 9,087 8,865
188640868.LC.FTS.B, 20.99%, 4/25/27 ... 18,233 17,721
188665152.LC.FTS.B, 20.99%, 4/25/27 ... 9,087 8,964
188676937.LC.FTS.B, 22.99%, 4/25/27 ... 10,834 10,769
188681928.LC.FTS.B, 22.99%, 4/25/27 ... 8,860 8,798
188661710.LC.FTS.B, 23.19%, 4/25/27 ... 9,020 8,967
188722342.LC.FTS.B, 28.99%, 4/25/27 ... 6,408 6,472
188741644.LC.FTS.B, 20.49%, 4/26/27 ... 18,070 13,672
188818650.LC.FTS.B, 20.99%, 4/26/27 ... 5,738 5,711
188082596.LC.FTS.B, 21.49%, 4/26/27 ... 18,177 17,541
188826193.LC.FTS.B, 22.99%, 4/26/27 ... 7,212 7,173
188684882.LC.FTS.B, 23.99%, 4/26/27 ... 5,513 5,368
188570436.LC.FTS.B, 25.99%, 4/26/27 ... 6,543 6,273
188791237.LC.FTS.B, 27.99%, 4/26/27 ... 16,810 16,757
188850161.LC.FTS.B, 18.99%, 4/27/27 ... 7,131 7,052
188736809.LC.FTS.B, 19.99%, 4/27/27 ... 12,059 1,487
188709996.LC.FTS.B, 20.49%, 4/27/27 ... 26,858 25,372
188698368.LC.FTS.B, 20.99%, 4/27/27 ... 19,724 19,052
188844587.LC.FTS.B, 20.99%, 4/27/27 ... 8,966 8,926
188172463.LC.FTS.B, 22.49%, 4/27/27 ... 10,269 9,997
188821742.LC.FTS.B, 23.99%, 4/27/27 ... 18,079 17,985
188832786.LC.FTS.B, 27.99%, 4/27/27 ... 4,566 4,617
188838885.LC.FTS.B, 28.99%, 4/27/27 ... 9,154 9,255
188724009.LC.FTS.B, Zero Cpn, 4/28/27 . 34,660 3,264
188770586.LC.FTS.B, 21.49%, 4/28/27 ... 16,360 16,083
188825826.LC.FTS.B, 23.49%, 4/28/27 ... 9,134 9,054
188877761.LC.FTS.B, 25.99%, 4/28/27 ... 6,723 6,612
188729615.LC.FTS.B, 28.99%, 4/28/27 ... 23,123 23,277
188842402.LC.FTS.B, 21.49%, 4/30/27 ... 5,453 5,408
188806927.LC.FTS.B, 23.99%, 4/30/27 ... 13,774 13,696
188652977.LC.FTS.B, 23.99%, 5/24/27 ... 3,210 3,147
188683114.LC.FTS.B, Zero Cpn, 3/27/28 . 38,174 22,818
1,865,862
Prosper Funding LLC
1606124.PS.FTS.B, 12.3%, 8/17/24 ..... 5,752 5,569
1606139.PS.FTS.B, 12.8%, 8/17/24 ..... 2,696 2,614
1616481.PS.FTS.B, 14.89%, 8/17/24 .... 8,335 8,072
1609444.PS.FTS.B, 15%, 8/17/24 ....... 3,369 3,263
1610038.PS.FTS.B, 15%, 8/17/24 ....... 4,619 4,486
1611259.PS.FTS.B, 13.5%, 8/19/24 ..... 2,884 2,803
1607870.PS.FTS.B, 14%, 8/19/24 ....... 4,972 4,816
1618077.PS.FTS.B, 15.4%, 8/19/24 ..... 2,230 2,161
1618524.PS.FTS.B, 15.2%, 8/20/24 ..... 5,568 5,398
1608122.PS.FTS.B, 19.8%, 8/20/24 ..... 1,001 984
1619058.PS.FTS.B, 19%, 8/23/24 ....... 1,142 1,122
1612303.PS.FTS.B, 20.8%, 8/23/24 ..... 11,547 11,345
1610720.PS.FTS.B, 16.6%, 8/25/24 ..... 4,713 4,578
1610444.PS.FTS.B, 18.09%, 8/25/24 .... 8,325 8,189
1610027.PS.FTS.B, 18.09%, 8/27/24 .... 4,174 4,171

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1625728.PS.FTS.B, 12.49%, 9/16/24 .... $ 14,372 $ 13,895
1622147.PS.FTS.B, 13.6%, 9/16/24 ..... 1,156 1,119
1626067.PS.FTS.B, 15.4%, 9/17/24 ..... 8,010 7,739
1632888.PS.FTS.B, 17.96%, 9/17/24 .... 1,655 1,603
1622396.PS.FTS.B, 20.4%, 9/17/24 ..... 2,898 2,839
1626424.PS.FTS.B, 11.7%, 9/20/24 ..... 6,301 6,098
1634583.PS.FTS.B, 18.4%, 9/21/24 ..... 1,786 1,749
1623410.PS.FTS.B, 18.5%, 9/21/24 ..... 1,192 1,171
1623737.PS.FTS.B, 18.7%, 9/21/24 ..... 1,193 1,168
1634322.PS.FTS.B, 20.46%, 9/21/24 .... 1,808 1,777
1628590.PS.FTS.B, 24.51%, 9/22/24 .... 6,034 5,985
1629025.PS.FTS.B, 19.5%, 9/23/24 ..... 5,994 5,873
1626395.PS.FTS.B, 13.87%, 9/24/24 .... 21,311 20,647
1625876.PS.FTS.B, 14.41%, 9/24/24 .... 15,200 14,739
1625882.PS.FTS.B, 14.85%, 9/24/24 .... 378 373
1632609.PS.FTS.B, 14.39%, 9/26/24 .... 4,317 4,170
1626680.PS.FTS.B, 16%, 9/27/24 ....... 7,364 7,251
1622420.PS.FTS.B, 19.86%, 9/30/24 .... 6,901 6,755
1634534.PS.FTS.B, 11.6%, 10/08/24 .... 3,023 2,914
1630510.PS.FTS.B, 11.97%, 10/10/24 .... 4,528 4,382
1628891.PS.FTS.B, 14.94%, 10/12/24 ... 3,067 2,934
1648309.PS.FTS.B, 14.49%, 10/26/24 ... 6,352 6,146
1645271.PS.FTS.B, 10.8%, 10/27/24 .... 11,823 11,573
1648648.PS.FTS.B, 16%, 10/27/24 ...... 2,463 2,383
1645670.PS.FTS.B, 17.8%, 10/27/24 .... 2,263 2,253
1655772.PS.FTS.B, 21.23%, 10/27/24 ... 3,292 3,285
1649014.PS.FTS.B, 22.7%, 10/27/24 .... 2,524 2,552
1656261.PS.FTS.B, 16%, 10/28/24 ...... 4,498 4,302
1646552.PS.FTS.B, 15.29%, 10/29/24 ... 9,570 9,138
1650988.PS.FTS.B, 15.4%, 11/01/24 .... 5,400 3,040
1648499.PS.FTS.B, 17%, 11/02/24 ...... 4,954 1,198
1661430.PS.FTS.B, 12%, 11/05/24 ...... 6,890 6,636
1658149.PS.FTS.B, 13.4%, 11/08/24 .... 3,157 3,035
1664622.PS.FTS.B, 16.9%, 11/08/24 .... 1,624 1,571
1664838.PS.FTS.B, 20.01%, 11/08/24 .... 3,331 3,230
1666485.PS.FTS.B, 10.5%, 11/09/24 .... 2,484 2,395
1665699.PS.FTS.B, 15%, 11/09/24 ...... 5,095 4,899
1660360.PS.FTS.B, 14.39%, 11/10/24 .... 3,174 3,053
1653836.PS.FTS.B, 14.79%, 11/10/24 .... 1,272 1,224
1660285.PS.FTS.B, 18.9%, 11/10/24 .... 1,301 1,263
1661320.PS.FTS.B, 12.3%, 11/12/24 .... 5,333 5,145
1661257.PS.FTS.B, 17.8%, 11/12/24 .... 1,293 1,253
1655723.PS.FTS.B, 15.1%, 11/15/24 .... 12,744 12,283
1645667.PS.FTS.B, 16.6%, 11/17/24 .... 6,496 6,341
1646495.PS.FTS.B, 13.3%, 11/28/24 .... 16,841 9,423
1685274.PS.FTS.B, 10.54%, 12/14/24 ... 1,228 1,185
1685619.PS.FTS.B, 14.39%, 12/14/24 ... 3,984 3,824
1672733.PS.FTS.B, 15%, 12/14/24 ...... 6,635 6,368
1678399.PS.FTS.B, 16.3%, 12/14/24 .... 1,670 1,615
1678747.PS.FTS.B, 19.3%, 12/14/24 .... 1,356 1,311
1679110.PS.FTS.B, 13.36%, 12/15/24 .... 6,510 6,280
1686000.PS.FTS.B, 13.36%, 12/15/24 ... 9,868 9,516
1673372.PS.FTS.B, 16%, 12/15/24 ...... 5,335 5,163
1672982.PS.FTS.B, 22%, 12/15/24 ...... 2,061 1,994
1680175.PS.FTS.B, 22.6%, 12/16/24 .... 2,731 2,676
1674770.PS.FTS.B, 13.1%, 12/17/24 .... 9,855 9,471
1674329.PS.FTS.B, 14.89%, 12/17/24 ... 3,979 3,823
1674347.PS.FTS.B, 15.86%, 12/17/24 ... 9,996 9,605
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1700772.PS.FTS.B, 12.1%, 1/12/25 ..... $ 13,679 $ 13,176
1701126.PS.FTS.B, 13%, 1/12/25 ....... 2,786 2,719
1693870.PS.FTS.B, 13.6%, 1/12/25 ..... 3,423 3,298
1693867.PS.FTS.B, 15.4%, 1/12/25 ..... 3,832 500
1701129.PS.FTS.B, 16.4%, 1/12/25 ..... 7,669 7,344
1700775.PS.FTS.B, 16.6%, 1/12/25 ..... 20,945 20,060
1688351.PS.FTS.B, 17%, 1/12/25 ....... 3,131 3,027
1688342.PS.FTS.B, 17.5%, 1/12/25 ..... 11,157 10,788
1688336.PS.FTS.B, 19.2%, 1/12/25 ..... 11,243 10,870
1687970.PS.FTS.B, 23.5%, 1/12/25 ..... 1,397 1,360
1688693.PS.FTS.B, 11.7%, 1/13/25 ..... 6,785 6,538
1694488.PS.FTS.B, 13.8%, 1/13/25 ..... 8,454 8,158
1694470.PS.FTS.B, 15.29%, 1/13/25 .... 5,176 4,967
1689453.PS.FTS.B, 12%, 1/15/25 ....... 3,096 2,987
1690265.PS.FTS.B, 23.3%, 1/18/25 ..... 5,009 4,897
1697473.PS.FTS.B, 10.54%, 1/19/25 .... 10,119 9,766
1692512.PS.FTS.B, 19.34%, 1/19/25 .... 7,262 6,984
1692137.PS.FTS.B, 20.34%, 1/19/25 .... 3,038 763
1700011.PS.FTS.B, 13.9%, 1/21/25 ..... 3,428 3,300
1697303.PS.FTS.B, 13.9%, 1/27/25 ..... 2,846 2,783
1688699.PS.FTS.B, 21.8%, 1/27/25 ..... 6,317 6,214
1698238.PS.FTS.B, 15.1%, 2/01/25 ..... 7,568 7,257
1720755.PS.FTS.B, 13.96%, 2/14/25 .... 17,787 17,137
1714645.PS.FTS.B, 11.4%, 2/15/25 ..... 5,276 5,086
1715041.PS.FTS.B, 11.4%, 2/15/25 ..... 1,407 1,356
1720938.PS.FTS.B, 13.81%, 2/15/25 .... 7,110 6,852
1707953.PS.FTS.B, 13.96%, 2/15/25 .... 14,244 13,731
1707959.PS.FTS.B, 14.39%, 2/15/25 .... 1,033 1,004
1707938.PS.FTS.B, 15.86%, 2/15/25 .... 10,043 9,630
1715485.PS.FTS.B, 16%, 2/15/25 ....... 17,944 17,206
1714630.PS.FTS.B, 16.16%, 2/15/25 .... 10,774 10,331
1714624.PS.FTS.B, 19.41%, 2/15/25 .... 7,281 7,031
1715122.PS.FTS.B, 19.8%, 2/15/25 ..... 1,840 1,772
1720920.PS.FTS.B, 21.2%, 2/15/25 ..... 7,700 7,490
1722336.PS.FTS.B, 14.74%, 2/16/25 .... 3,926 3,767
1722348.PS.FTS.B, 16%, 2/16/25 ....... 6,531 289
1716271.PS.FTS.B, 18.9%, 2/16/25 ..... 20,571 792
1715734.PS.FTS.B, 19.83%, 2/16/25 .... 5,105 4,896
1722360.PS.FTS.B, 22.6%, 2/16/25 ..... 2,183 2,123
1723116.PS.FTS.B, 16.29%, 2/17/25 .... 1,437 1,390
1709219.PS.FTS.B, 16%, 2/25/25 ....... 7,436 7,186
1720923.PS.FTS.B, 18.7%, 2/28/25 ..... 19,045 18,292
1708640.PS.FTS.B, 21.8%, 2/28/25 ..... 6,154 5,908
1714408.PS.FTS.B, 22.11%, 3/13/25 .... 7,764 7,488
1715809.PS.FTS.B, 13.6%, 3/15/25 ..... 7,398 6,623
1749541.PS.FTS.B, 22.03%, 4/05/25 .... 2,694 2,570
1750351.PS.FTS.B, 15.2%, 4/06/25 ..... 2,663 2,541
1743776.PS.FTS.B, 20.4%, 4/06/25 ..... 19,523 18,639
1752996.PS.FTS.B, 25.4%, 4/06/25 ..... 1,677 432
1753944.PS.FTS.B, 15.4%, 4/07/25 ..... 5,754 5,492
1744391.PS.FTS.B, 24.09%, 4/07/25 .... 2,451 2,347
1750903.PS.FTS.B, 24.4%, 4/07/25 ..... 6,332 6,062
1745381.PS.FTS.B, 12.9%, 4/08/25 ..... 15,204 14,654
1758243.PS.FTS.B, 24.4%, 4/16/25 ..... 3,173 3,050
1757968.PS.FTS.B, 13.9%, 4/18/25 ..... 4,578 4,388
1742906.PS.FTS.B, 15.4%, 4/30/25 ..... 1,606 1,531
1743767.PS.FTS.B, 25.71%, 5/05/25 .... 6,693 6,390
1752241.PS.FTS.B, 14.7%, 5/10/25 ..... 24,006 22,948

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1625713.PS.FTS.B, 13.66%, 8/16/25 .... $ 4,211 $ 238
1658650.PS.FTS.B, 13.6%, 10/09/25 .... 12,164 11,695
1701120.PS.FTS.B, 15.9%, 12/12/25 .... 9,876 5,532
1742903.PS.FTS.B, 18.09%, 2/15/26 .... 4,999 4,911
1606145.PS.FTS.B, 14%, 8/17/26 ....... 11,544 11,063
1606127.PS.FTS.B, 15.2%, 8/17/26 ..... 6,992 6,700
1607933.PS.FTS.B, 18.5%, 8/19/26 ..... 1,580 1,536
1608617.PS.FTS.B, 13.7%, 8/20/26 ..... 4,609 4,441
1618680.PS.FTS.B, 15.37%, 8/20/26 .... 13,578 13,083
1611802.PS.FTS.B, 29.74%, 8/22/26 .... 3,351 3,324
1609277.PS.FTS.B, 15.7%, 8/23/26 ..... 10,884 10,450
1610327.PS.FTS.B, 27.6%, 8/24/26 ..... 6,723 6,688
1621434.PS.FTS.B, 14.6%, 8/26/26 ..... 3,641 3,510
1614454.PS.FTS.B, 17.7%, 8/26/26 ..... 7,996 7,801
1621428.PS.FTS.B, 20%, 8/26/26 ....... 8,092 7,891
1611746.PS.FTS.B, 14.29%, 8/27/26 .... 7,064 6,907
1612838.PS.FTS.B, 18.5%, 9/13/26 ..... 7,073 6,018
1619286.PS.FTS.B, 12.5%, 9/16/26 ..... 9,421 9,078
1625740.PS.FTS.B, 18.48%, 9/16/26 .... 8,027 7,762
1622423.PS.FTS.B, 13.88%, 9/17/26 .... 11,196 10,776
1627036.PS.FTS.B, 16.33%, 9/20/26 .... 10,714 10,260
1624382.PS.FTS.B, 13.4%, 9/21/26 ..... 10,814 10,573
1634850.PS.FTS.B, 15.1%, 9/21/26 ..... 16,555 15,861
1623734.PS.FTS.B, 18.4%, 9/21/26 ..... 8,082 7,837
1623731.PS.FTS.B, 18.93%, 9/21/26 .... 14,483 14,039
1628497.PS.FTS.B, 14.89%, 9/22/26 .... 8,464 8,112
1635897.PS.FTS.B, 12%, 9/23/26 ....... 17,039 16,425
1635735.PS.FTS.B, 14.68%, 9/23/26 .... 11,797 11,370
1637445.PS.FTS.B, 13.3%, 9/27/26 ..... 7,944 7,758
1626758.PS.FTS.B, 17.96%, 9/30/26 .... 18,023 17,269
1634247.PS.FTS.B, 16.7%, 10/05/26 .... 19,065 18,233
1626046.PS.FTS.B, 15.18%, 10/16/26 ... 7,747 7,452
1608923.PS.FTS.B, 27.13%, 10/21/26 ... 3,440 3,369
1644875.PS.FTS.B, 11.6%, 10/26/26 .... 6,011 5,798
1655034.PS.FTS.B, 11.7%, 10/26/26 .... 18,443 17,788
1648324.PS.FTS.B, 12.2%, 10/26/26 .... 16,079 15,508
1644860.PS.FTS.B, 18.33%, 10/26/26 ... 9,594 9,323
1645337.PS.FTS.B, 18.48%, 10/27/26 ... 16,575 16,331
1646123.PS.FTS.B, 13.32%, 10/28/26 ... 6,064 5,754
1649539.PS.FTS.B, 16.7%, 10/28/26 .... 16,439 15,595
1644866.PS.FTS.B, 11.1%, 10/29/26 .... 8,002 7,716
1650328.PS.FTS.B, 11.2%, 10/29/26 .... 7,599 7,289
1646948.PS.FTS.B, 11.79%, 10/29/26 .... 12,033 11,542
1649926.PS.FTS.B, 13.8%, 10/29/26 .... 26,745 25,345
1656591.PS.FTS.B, 14.79%, 10/29/26 ... 28,504 27,631
1650904.PS.FTS.B, 26.43%, 10/29/26 ... 6,857 6,588
1655028.PS.FTS.B, 13.8%, 11/01/26 .... 6,504 6,226
1647395.PS.FTS.B, 11.89%, 11/03/26 .... 8,031 7,702
1661010.PS.FTS.B, 12.5%, 11/05/26 .... 20,932 20,092
1661007.PS.FTS.B, 15.8%, 11/05/26 .... 16,366 15,551
1654774.PS.FTS.B, 16.18%, 11/05/26 .... 28,693 27,263
1661004.PS.FTS.B, 17.8%, 11/05/26 .... 4,544 4,338
1661433.PS.FTS.B, 28.23%, 11/05/26 .... 4,314 4,178
1651868.PS.FTS.B, 9.45%, 11/08/26 .... 10,301 9,896
1658185.PS.FTS.B, 10.5%, 11/08/26 .... 7,171 6,889
1658167.PS.FTS.B, 13.5%, 11/08/26 .... 19,825 18,863
1651871.PS.FTS.B, 20.66%, 11/08/26 .... 4,602 4,398
1658881.PS.FTS.B, 13.8%, 11/09/26 .... 19,932 18,997
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1653323.PS.FTS.B, 16%, 11/09/26 ...... $ 9,829 $ 9,353
1666362.PS.FTS.B, 19%, 11/09/26 ...... 5,814 5,562
1666359.PS.FTS.B, 21%, 11/09/26 ...... 5,112 4,972
1666911.PS.FTS.B, 10.62%, 11/10/26 .... 10,365 9,961
1660066.PS.FTS.B, 12.6%, 11/10/26 .... 28,193 27,091
1660078.PS.FTS.B, 13.93%, 11/10/26 .... 16,204 15,569
1646330.PS.FTS.B, 16.2%, 11/10/26 .... 24,730 23,463
1666890.PS.FTS.B, 17%, 11/10/26 ...... 13,168 12,608
1652018.PS.FTS.B, 19.23%, 11/15/26 .... 12,537 11,989
1662505.PS.FTS.B, 25.4%, 11/15/26 .... 8,534 8,324
1651913.PS.FTS.B, 25.67%, 11/22/26 .... 6,070 5,868
1672147.PS.FTS.B, 16.56%, 12/03/26 ... 16,693 15,874
1666100.PS.FTS.B, 18.33%, 12/03/26 ... 4,205 3,998
1672316.PS.FTS.B, 10.44%, 12/14/26 ... 10,544 10,146
1678354.PS.FTS.B, 11.07%, 12/14/26 .... 12,204 11,742
1678396.PS.FTS.B, 11.2%, 12/14/26 .... 5,052 4,862
1685634.PS.FTS.B, 12.5%, 12/14/26 .... 6,554 6,306
1672730.PS.FTS.B, 13.8%, 12/14/26 .... 28,849 27,484
1685271.PS.FTS.B, 16.8%, 12/14/26 .... 12,533 11,936
1678387.PS.FTS.B, 18.33%, 12/14/26 ... 11,640 11,152
1678372.PS.FTS.B, 22.8%, 12/14/26 .... 9,422 9,149
1685631.PS.FTS.B, 27.02%, 12/14/26 ... 5,222 5,065
1686078.PS.FTS.B, 10.5%, 12/15/26 .... 9,736 9,370
1686378.PS.FTS.B, 17.23%, 12/15/26 ... 6,697 6,380
1687344.PS.FTS.B, 19%, 12/17/26 ...... 4,178 4,014
1685997.PS.FTS.B, 12.87%, 12/18/26 ... 7,396 7,117
1687950.PS.FTS.B, 11.5%, 12/20/26 .... 12,117 11,673
1675010.PS.FTS.B, 12.5%, 12/20/26 .... 9,265 7,834
1685637.PS.FTS.B, 11.7%, 12/28/26 .... 25,021 24,078
1672718.PS.FTS.B, 14.38%, 1/07/27 .... 6,782 6,525
1701111.PS.FTS.B, 10.29%, 1/12/27 ..... 20,508 19,725
1700808.PS.FTS.B, 11.4%, 1/12/27 ..... 8,288 7,974
1700805.PS.FTS.B, 13.3%, 1/12/27 ..... 8,491 6,861
1700766.PS.FTS.B, 14.68%, 1/12/27 .... 21,017 20,218
1701108.PS.FTS.B, 15.7%, 1/12/27 ..... 29,549 28,111
1700784.PS.FTS.B, 18.25%, 1/12/27 .... 8,530 8,124
1701147.PS.FTS.B, 21.63%, 1/12/27 .... 8,640 8,346
1687964.PS.FTS.B, 22.2%, 1/12/27 ..... 6,494 6,271
1694491.PS.FTS.B, 12.62%, 1/13/27 .... 12,499 12,028
1694725.PS.FTS.B, 18.4%, 1/13/27 ..... 12,802 12,200
1701537.PS.FTS.B, 19.3%, 1/13/27 ..... 12,847 12,240
1695958.PS.FTS.B, 10.5%, 1/14/27 ..... 12,381 11,919
1689173.PS.FTS.B, 11.2%, 1/14/27 ..... 16,147 15,543
1695787.PS.FTS.B, 11.7%, 1/14/27 ..... 20,747 19,971
1689251.PS.FTS.B, 19%, 1/14/27 ....... 3,422 3,262
1689623.PS.FTS.B, 19%, 1/14/27 ....... 2,720 2,593
1694719.PS.FTS.B, 16.93%, 1/17/27 .... 15,227 14,490
1690253.PS.FTS.B, 17.5%, 1/18/27 ..... 4,252 4,063
1705005.PS.FTS.B, 15%, 1/19/27 ....... 21,887 20,876
1691789.PS.FTS.B, 26.13%, 1/19/27 .... 13,167 12,761
1702455.PS.FTS.B, 15.18%, 1/20/27 .... 13,355 12,846
1702237.PS.FTS.B, 11.7%, 1/25/27 ..... 8,436 8,141
1703169.PS.FTS.B, 25.6%, 2/11/27 ..... 13,921 3,804
1707746.PS.FTS.B, 9.45%, 2/14/27 ..... 5,766 5,551
1707734.PS.FTS.B, 10.29%, 2/14/27 .... 15,800 15,316
1720764.PS.FTS.B, 22.5%, 2/14/27 ..... 9,655 9,346
1707944.PS.FTS.B, 10.9%, 2/15/27 ..... 10,682 –
1714627.PS.FTS.B, 11.4%, 2/15/27 ..... 17,693 17,034

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1720917.PS.FTS.B, 13.7%, 2/15/27 ..... $ 10,629 $ 10,127
1714633.PS.FTS.B, 14.39%, 2/15/27 .... 12,983 10,501
1707950.PS.FTS.B, 16.5%, 2/15/27 ..... 8,595 8,186
1714648.PS.FTS.B, 16.7%, 2/15/27 ..... 6,451 6,144
1721346.PS.FTS.B, 16.7%, 2/15/27 ..... 17,203 16,425
1715347.PS.FTS.B, 17.29%, 2/15/27 .... 12,930 12,344
1720911.PS.FTS.B, 18.59%, 2/15/27 .... 21,652 20,665
1714642.PS.FTS.B, 18.7%, 2/15/27 ..... 8,664 8,269
1714636.PS.FTS.B, 23.58%, 2/15/27 .... 4,845 4,691
1722117.PS.FTS.B, 15.18%, 2/16/27 .... 6,842 6,520
1709201.PS.FTS.B, 18.48%, 2/16/27 .... 10,822 10,334
1709846.PS.FTS.B, 26.5%, 2/17/27 ..... 8,889 8,611
1720908.PS.FTS.B, 15.29%, 2/22/27 .... 25,694 24,469
1712903.PS.FTS.B, 15.29%, 2/23/27 .... 8,248 7,879
1707743.PS.FTS.B, 13.3%, 3/07/27 ..... 6,897 6,566
1715713.PS.FTS.B, 10.8%, 3/14/27 ..... 8,621 8,314
1749550.PS.FTS.B, 11.5%, 4/05/27 ..... 13,064 12,592
1752654.PS.FTS.B, 12.76%, 4/05/27 .... 13,121 12,646
1752645.PS.FTS.B, 15.18%, 4/05/27 .... 8,818 8,498
1752624.PS.FTS.B, 17.23%, 4/05/27 .... 17,750 16,865
1753011.PS.FTS.B, 12%, 4/06/27 ....... 13,087 12,617
1749859.PS.FTS.B, 19.06%, 4/06/27 .... 6,426 6,068
1752981.PS.FTS.B, 21%, 4/06/27 ....... 5,834 5,559
1744328.PS.FTS.B, 14.89%, 4/07/27 .... 17,619 16,754
1750735.PS.FTS.B, 16%, 4/07/27 ....... 4,862 4,596
1755072.PS.FTS.B, 10.8%, 4/08/27 ..... 5,084 4,920
1754293.PS.FTS.B, 13.4%, 4/12/27 ..... 10,519 10,022
1747163.PS.FTS.B, 16.2%, 4/12/27 ..... 22,116 21,068
1754398.PS.FTS.B, 22.9%, 4/12/27 ..... 10,265 2,745
1685640.PS.FTS.B, 11.7%, 6/14/27 ..... 14,425 5,697
1607291.PS.FTS.B, 28.59%, 7/18/27 .... 5,436 5,230
1688073.PS.FTS.B, 16.7%, 12/04/27 .... 16,600 4,181
2,315,129
Upgrade, Inc.
25764424.UG.FTS.B, 25.26%, 7/07/23 ... 1,325
1,339
Upgrade, Inc. - Card
992271618.UG.FTS.B, 29.49%, 7/03/23 .. 22 22
992460429.UG.FTS.B, 29.49%, 8/02/23 .. 26 26
992431329.UG.FTS.B, 29.49%, 11/03/23 . 34 34
992270166.UG.FTS.B, 17.71%, 4/03/24 .. 78 78
992258570.UG.FTS.B, 26.44%, 4/03/24 .. 41 40
992457201.UG.FTS.B, 29.48%, 4/03/24 .. 14 13
992241314.UG.FTS.B, 29.49%, 4/03/24 .. 20 20
992273410.UG.FTS.B, 29.49%, 4/03/24 .. – –
992343756.UG.FTS.B, 29.49%, 4/03/24 .. 411 406
992392020.UG.FTS.B, 29.49%, 4/03/24 .. 191 191
992453366.UG.FTS.B, 29.49%, 4/03/24 .. 51 16
992460590.UG.FTS.B, 29.49%, 4/03/24 .. – –
992249570.UG.FTS.B, 20.96%, 4/04/24 .. 107 108
992412130.UG.FTS.B, 28.48%, 4/04/24 .. 11 11
992264728.UG.FTS.B, 29.49%, 4/04/24 .. 31 (2)
992295541.UG.FTS.B, 29.49%, 4/04/24 .. 27 26
992344959.UG.FTS.B, 29.49%, 4/04/24 .. 10 10
992440565.UG.FTS.B, 29.49%, 4/04/24 .. 2 2
992457777.UG.FTS.B, 29.49%, 4/04/24 .. 175 23
992238031.UG.FTS.B, Zero Cpn, 4/05/24 . 453 32
992245673.UG.FTS.B, Zero Cpn, 4/05/24 . 124 9
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992275143.UG.FTS.B, Zero Cpn, 4/05/24 . $ 436 $ 30
992353681.UG.FTS.B, Zero Cpn, 4/05/24 . 35 2
992360406.UG.FTS.B, Zero Cpn, 4/05/24 . 96 7
992375165.UG.FTS.B, Zero Cpn, 4/05/24 . 211 15
992434531.UG.FTS.B, Zero Cpn, 4/05/24 . 412 29
992434771.UG.FTS.B, Zero Cpn, 4/05/24 . 196 14
992320075.UG.FTS.B, 16.49%, 4/05/24 .. 41 41
992278634.UG.FTS.B, 17.49%, 4/05/24 .. 22 22
992261330.UG.FTS.B, 18.71%, 4/05/24 .. 43 43
992407305.UG.FTS.B, 18.71%, 4/05/24 .. 68 68
992425399.UG.FTS.B, 18.96%, 4/05/24 .. 84 83
992327252.UG.FTS.B, 19.3%, 4/05/24 ... 20 20
992413501.UG.FTS.B, 19.3%, 4/05/24 ... 755 754
992393132.UG.FTS.B, 19.99%, 4/05/24 .. 53 54
992425235.UG.FTS.B, 19.99%, 4/05/24 .. 383 386
992243760.UG.FTS.B, 20.47%, 4/05/24 .. 81 81
992253128.UG.FTS.B, 20.96%, 4/05/24 .. 188 49
992271480.UG.FTS.B, 20.96%, 4/05/24 .. 138 109
992321694.UG.FTS.B, 20.96%, 4/05/24 .. 111 112
992324567.UG.FTS.B, 20.96%, 4/05/24 .. 317 318
992247109.UG.FTS.B, 21.48%, 4/05/24 .. 2,067 1,607
992291104.UG.FTS.B, 21.48%, 4/05/24 .. 242 242
992335344.UG.FTS.B, 21.48%, 4/05/24 .. 31 30
992419177.UG.FTS.B, 21.48%, 4/05/24 .. 137 136
992258460.UG.FTS.B, 22.45%, 4/05/24 .. 126 126
992243886.UG.FTS.B, 22.47%, 4/05/24 .. 53 –
992270384.UG.FTS.B, 22.47%, 4/05/24 .. 73 72
992310198.UG.FTS.B, 22.47%, 4/05/24 .. 281 281
992313421.UG.FTS.B, 22.47%, 4/05/24 .. 42 42
992420315.UG.FTS.B, 22.47%, 4/05/24 .. 24 24
992275523.UG.FTS.B, 23.45%, 4/05/24 .. 70 70
992445453.UG.FTS.B, 23.45%, 4/05/24 .. 498 493
992460308.UG.FTS.B, 25.44%, 4/05/24 .. 76 75
992270855.UG.FTS.B, 26.44%, 4/05/24 .. 115 83
992258284.UG.FTS.B, 27.99%, 4/05/24 .. 79 81
992240601.UG.FTS.B, 28.48%, 4/05/24 .. 161 164
992252825.UG.FTS.B, 28.48%, 4/05/24 .. 308 313
992258720.UG.FTS.B, 28.48%, 4/05/24 .. 110 112
992262433.UG.FTS.B, 28.48%, 4/05/24 .. 442 445
992269299.UG.FTS.B, 28.48%, 4/05/24 .. 62 61
992300661.UG.FTS.B, 28.48%, 4/05/24 .. 11 11
992309850.UG.FTS.B, 28.48%, 4/05/24 .. 79 5
992332109.UG.FTS.B, 28.48%, 4/05/24 .. 99 101
992336619.UG.FTS.B, 28.48%, 4/05/24 .. 133 134
992425560.UG.FTS.B, 28.48%, 4/05/24 .. 193 194
992255211.UG.FTS.B, 29.47%, 4/05/24 .. 65 66
992309762.UG.FTS.B, 29.48%, 4/05/24 .. 340 338
992342504.UG.FTS.B, 29.48%, 4/05/24 .. 298 303
992406244.UG.FTS.B, 29.48%, 4/05/24 .. 243 244
992424634.UG.FTS.B, 29.48%, 4/05/24 .. 534 540
992453174.UG.FTS.B, 29.48%, 4/05/24 .. 55 55
992237034.UG.FTS.B, 29.49%, 4/05/24 .. 93 92
992241102.UG.FTS.B, 29.49%, 4/05/24 .. 155 158
992241305.UG.FTS.B, 29.49%, 4/05/24 .. 96 97
992242547.UG.FTS.B, 29.49%, 4/05/24 .. 130 131
992245006.UG.FTS.B, 29.49%, 4/05/24 .. 58 57
992245608.UG.FTS.B, 29.49%, 4/05/24 .. 87 89
992250322.UG.FTS.B, 29.49%, 4/05/24 .. 53 53

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992251113.UG.FTS.B, 29.49%, 4/05/24 .. $ 15 $ 15
992251623.UG.FTS.B, 29.49%, 4/05/24 .. 55 55
992252291.UG.FTS.B, 29.49%, 4/05/24 .. 10 6
992253455.UG.FTS.B, 29.49%, 4/05/24 .. 77 78
992253980.UG.FTS.B, 29.49%, 4/05/24 .. 223 227
992263652.UG.FTS.B, 29.49%, 4/05/24 .. 66 67
992269988.UG.FTS.B, 29.49%, 4/05/24 .. 139 141
992270710.UG.FTS.B, 29.49%, 4/05/24 .. 99 99
992272262.UG.FTS.B, 29.49%, 4/05/24 .. 59 60
992278624.UG.FTS.B, 29.49%, 4/05/24 .. 265 268
992300807.UG.FTS.B, 29.49%, 4/05/24 .. 74 57
992301548.UG.FTS.B, 29.49%, 4/05/24 .. 154 152
992305197.UG.FTS.B, 29.49%, 4/05/24 .. 166 168
992306382.UG.FTS.B, 29.49%, 4/05/24 .. 51 7
992306483.UG.FTS.B, 29.49%, 4/05/24 .. 114 116
992309966.UG.FTS.B, 29.49%, 4/05/24 .. 10 10
992312387.UG.FTS.B, 29.49%, 4/05/24 .. 138 138
992319118.UG.FTS.B, 29.49%, 4/05/24 .. 296 243
992319935.UG.FTS.B, 29.49%, 4/05/24 .. – –
992324074.UG.FTS.B, 29.49%, 4/05/24 .. 662 655
992326465.UG.FTS.B, 29.49%, 4/05/24 .. 117 29
992327965.UG.FTS.B, 29.49%, 4/05/24 .. 125 33
992330489.UG.FTS.B, 29.49%, 4/05/24 .. 315 319
992333696.UG.FTS.B, 29.49%, 4/05/24 .. 19 19
992337455.UG.FTS.B, 29.49%, 4/05/24 .. 244 246
992339612.UG.FTS.B, 29.49%, 4/05/24 .. 132 133
992340819.UG.FTS.B, 29.49%, 4/05/24 .. 29 29
992344458.UG.FTS.B, 29.49%, 4/05/24 .. 164 167
992345378.UG.FTS.B, 29.49%, 4/05/24 .. 985 998
992353602.UG.FTS.B, 29.49%, 4/05/24 .. 10 10
992366199.UG.FTS.B, 29.49%, 4/05/24 .. 50 49
992371567.UG.FTS.B, 29.49%, 4/05/24 .. 335 340
992377971.UG.FTS.B, 29.49%, 4/05/24 .. 233 58
992388420.UG.FTS.B, 29.49%, 4/05/24 .. 51 52
992389706.UG.FTS.B, 29.49%, 4/05/24 .. 57 56
992409881.UG.FTS.B, 29.49%, 4/05/24 .. 20 20
992411134.UG.FTS.B, 29.49%, 4/05/24 .. – –
992417871.UG.FTS.B, 29.49%, 4/05/24 .. 25 25
992421251.UG.FTS.B, 29.49%, 4/05/24 .. 9 9
992425321.UG.FTS.B, 29.49%, 4/05/24 .. 130 131
992432014.UG.FTS.B, 29.49%, 4/05/24 .. 34 34
992436268.UG.FTS.B, 29.49%, 4/05/24 .. 99 100
992442175.UG.FTS.B, 29.49%, 4/05/24 .. 1,222 1,222
992385683.UG.FTS.B, 21.98%, 3/31/25 .. 88 88
992250581.UG.FTS.B, Zero Cpn, 4/03/25 . 37 3
992305890.UG.FTS.B, Zero Cpn, 4/03/25 . 32 2
992428468.UG.FTS.B, 25.95%, 4/03/25 .. 128 127
992307329.UG.FTS.B, 28.98%, 4/03/25 .. 27 27
992268108.UG.FTS.B, 29.49%, 4/03/25 .. 527 525
992269560.UG.FTS.B, 29.49%, 4/03/25 .. 328 324
992274902.UG.FTS.B, 29.49%, 4/03/25 .. 236 244
992279655.UG.FTS.B, 29.49%, 4/03/25 .. 173 20
992290976.UG.FTS.B, 29.49%, 4/03/25 .. 330 335
992291590.UG.FTS.B, 29.49%, 4/03/25 .. – –
992310969.UG.FTS.B, 29.49%, 4/03/25 .. 202 199
992335320.UG.FTS.B, 29.49%, 4/03/25 .. 1,606 344
992345576.UG.FTS.B, 29.49%, 4/03/25 .. 300 306
992357933.UG.FTS.B, 29.49%, 4/03/25 .. 257 265
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992375406.UG.FTS.B, 29.49%, 4/03/25 .. $ 49 $ 50
992457866.UG.FTS.B, 29.49%, 4/03/25 .. 9 9
992460328.UG.FTS.B, 29.49%, 4/03/25 .. 117 26
992464343.UG.FTS.B, Zero Cpn, 4/04/25 . 44 3
992375568.UG.FTS.B, 17.97%, 4/04/25 .. 28 28
992333441.UG.FTS.B, 18.97%, 4/04/25 .. 291 20
992258313.UG.FTS.B, 21.98%, 4/04/25 .. 105 106
992241764.UG.FTS.B, 28.98%, 4/04/25 .. 131 48
992301470.UG.FTS.B, 28.98%, 4/04/25 .. 139 100
992327058.UG.FTS.B, 28.98%, 4/04/25 .. 18 18
992336155.UG.FTS.B, 28.98%, 4/04/25 .. 2,660 2,739
992376698.UG.FTS.B, 28.98%, 4/04/25 .. 31 31
992387188.UG.FTS.B, 28.98%, 4/04/25 .. 284 290
992453316.UG.FTS.B, 28.98%, 4/04/25 .. 313 311
992463571.UG.FTS.B, 28.98%, 4/04/25 .. 111 113
992338388.UG.FTS.B, 29.46%, 4/04/25 .. 1,246 74
992266370.UG.FTS.B, 29.49%, 4/04/25 .. 506 517
992342016.UG.FTS.B, 29.49%, 4/04/25 .. 427 423
992421008.UG.FTS.B, 29.49%, 4/04/25 .. 57 58
992421200.UG.FTS.B, 29.49%, 4/04/25 .. 190 194
992246089.UG.FTS.B, Zero Cpn, 4/05/25 . 655 45
992249619.UG.FTS.B, Zero Cpn, 4/05/25 . 94 7
992253640.UG.FTS.B, Zero Cpn, 4/05/25 . 486 33
992270874.UG.FTS.B, Zero Cpn, 4/05/25 . 135 9
992275310.UG.FTS.B, Zero Cpn, 4/05/25 . 64 5
992281528.UG.FTS.B, Zero Cpn, 4/05/25 . 1,436 101
992327197.UG.FTS.B, Zero Cpn, 4/05/25 . 88 6
992329853.UG.FTS.B, Zero Cpn, 4/05/25 . 1,215 84
992360370.UG.FTS.B, Zero Cpn, 4/05/25 . 70 5
992392490.UG.FTS.B, Zero Cpn, 4/05/25 . 134 9
992394900.UG.FTS.B, Zero Cpn, 4/05/25 . 474 33
992264407.UG.FTS.B, 14.97%, 4/05/25 .. 874 871
992391676.UG.FTS.B, 15.97%, 4/05/25 .. 211 212
992403635.UG.FTS.B, 15.97%, 4/05/25 .. 30 30
992275748.UG.FTS.B, 17.97%, 4/05/25 .. 673 667
992369850.UG.FTS.B, 17.97%, 4/05/25 .. 1,167 1,183
992417616.UG.FTS.B, 17.99%, 4/05/25 .. 111 112
992286525.UG.FTS.B, 18.8%, 4/05/25 ... 137 139
992323394.UG.FTS.B, 18.97%, 4/05/25 .. 1,800 1,813
992385717.UG.FTS.B, 18.97%, 4/05/25 .. 298 116
992415664.UG.FTS.B, 18.97%, 4/05/25 .. 1,868 1,882
992239422.UG.FTS.B, 19.21%, 4/05/25 .. 422 420
992253582.UG.FTS.B, 19.21%, 4/05/25 .. 255 29
992369900.UG.FTS.B, 19.21%, 4/05/25 .. 48 48
992405969.UG.FTS.B, 19.21%, 4/05/25 .. 1,241 (9)
992416415.UG.FTS.B, 19.21%, 4/05/25 .. 1,554 1,573
992424538.UG.FTS.B, 19.21%, 4/05/25 .. 1,165 1,173
992299044.UG.FTS.B, 19.8%, 4/05/25 ... 1,018 67
992432194.UG.FTS.B, 19.8%, 4/05/25 ... 422 423
992256001.UG.FTS.B, 19.97%, 4/05/25 .. 468 473
992254376.UG.FTS.B, 19.99%, 4/05/25 .. 13 13
992284873.UG.FTS.B, 19.99%, 4/05/25 .. 2,261 2,255
992290432.UG.FTS.B, 19.99%, 4/05/25 .. 4,588 4,727
992293971.UG.FTS.B, 19.99%, 4/05/25 .. 125 9
992331017.UG.FTS.B, 19.99%, 4/05/25 .. 265 270
992342733.UG.FTS.B, 19.99%, 4/05/25 .. 59 60
992346135.UG.FTS.B, 19.99%, 4/05/25 .. 435 448
992423362.UG.FTS.B, 19.99%, 4/05/25 .. 227 49

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992431381.UG.FTS.B, 19.99%, 4/05/25 .. $ 100 $ 99
992433537.UG.FTS.B, 19.99%, 4/05/25 .. 1,167 1,192
992255166.UG.FTS.B, 20.46%, 4/05/25 .. 77 76
992373703.UG.FTS.B, 20.46%, 4/05/25 .. 389 394
992386358.UG.FTS.B, 20.46%, 4/05/25 .. 1,981 2,002
992444107.UG.FTS.B, 20.46%, 4/05/25 .. 179 179
992255180.UG.FTS.B, 20.97%, 4/05/25 .. 99 20
992278945.UG.FTS.B, 21.46%, 4/05/25 .. 50 50
992282788.UG.FTS.B, 21.46%, 4/05/25 .. 943 940
992339089.UG.FTS.B, 21.46%, 4/05/25 .. 93 93
992356241.UG.FTS.B, 21.46%, 4/05/25 .. 262 30
992416161.UG.FTS.B, 21.46%, 4/05/25 .. 97 96
992258743.UG.FTS.B, 21.97%, 4/05/25 .. 53 53
992293341.UG.FTS.B, 21.98%, 4/05/25 .. 1,265 1,274
992296469.UG.FTS.B, 21.98%, 4/05/25 .. 254 256
992305155.UG.FTS.B, 21.98%, 4/05/25 .. 1,672 193
992440479.UG.FTS.B, 21.98%, 4/05/25 .. 246 246
992238906.UG.FTS.B, 22.97%, 4/05/25 .. 2,734 1,807
992254237.UG.FTS.B, 22.97%, 4/05/25 .. 229 16
992265045.UG.FTS.B, 25.95%, 4/05/25 .. 161 161
992302611.UG.FTS.B, 25.95%, 4/05/25 .. 1,155 1,135
992424737.UG.FTS.B, 25.95%, 4/05/25 .. 804 173
992409011.UG.FTS.B, 26.94%, 4/05/25 .. 143 142
992432800.UG.FTS.B, 26.94%, 4/05/25 .. 181 38
992250719.UG.FTS.B, 27.95%, 4/05/25 .. 357 369
992375541.UG.FTS.B, 27.95%, 4/05/25 .. 106 105
992364002.UG.FTS.B, 27.99%, 4/05/25 .. 206 213
992437875.UG.FTS.B, 27.99%, 4/05/25 .. 316 320
992243919.UG.FTS.B, 28.98%, 4/05/25 .. 59 60
992247969.UG.FTS.B, 28.98%, 4/05/25 .. 316 325
992249070.UG.FTS.B, 28.98%, 4/05/25 .. 249 256
992250607.UG.FTS.B, 28.98%, 4/05/25 .. 21 21
992256909.UG.FTS.B, 28.98%, 4/05/25 .. 197 128
992257896.UG.FTS.B, 28.98%, 4/05/25 .. 135 140
992258333.UG.FTS.B, 28.98%, 4/05/25 .. 363 374
992260520.UG.FTS.B, 28.98%, 4/05/25 .. 536 545
992261690.UG.FTS.B, 28.98%, 4/05/25 .. 116 14
992263589.UG.FTS.B, 28.98%, 4/05/25 .. 70 72
992263759.UG.FTS.B, 28.98%, 4/05/25 .. 510 520
992264444.UG.FTS.B, 28.98%, 4/05/25 .. 1,842 1,905
992271131.UG.FTS.B, 28.98%, 4/05/25 .. 324 332
992271316.UG.FTS.B, 28.98%, 4/05/25 .. 172 178
992278811.UG.FTS.B, 28.98%, 4/05/25 .. 140 145
992279721.UG.FTS.B, 28.98%, 4/05/25 .. 5 4
992281862.UG.FTS.B, 28.98%, 4/05/25 .. 476 483
992290941.UG.FTS.B, 28.98%, 4/05/25 .. 118 121
992294259.UG.FTS.B, 28.98%, 4/05/25 .. 369 381
992300476.UG.FTS.B, 28.98%, 4/05/25 .. 16 16
992300542.UG.FTS.B, 28.98%, 4/05/25 .. 139 88
992305223.UG.FTS.B, 28.98%, 4/05/25 .. 170 175
992314013.UG.FTS.B, 28.98%, 4/05/25 .. 33 33
992314088.UG.FTS.B, 28.98%, 4/05/25 .. 126 127
992315976.UG.FTS.B, 28.98%, 4/05/25 .. 126 130
992318621.UG.FTS.B, 28.98%, 4/05/25 .. 52 52
992321475.UG.FTS.B, 28.98%, 4/05/25 .. 485 500
992327673.UG.FTS.B, 28.98%, 4/05/25 .. 37 37
992331199.UG.FTS.B, 28.98%, 4/05/25 .. 66 5
992350450.UG.FTS.B, 28.98%, 4/05/25 .. 2,904 2,991
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992352813.UG.FTS.B, 28.98%, 4/05/25 .. $ 163 $ 10
992357000.UG.FTS.B, 28.98%, 4/05/25 .. 22 22
992362215.UG.FTS.B, 28.98%, 4/05/25 .. 978 990
992376009.UG.FTS.B, 28.98%, 4/05/25 .. 225 49
992377531.UG.FTS.B, 28.98%, 4/05/25 .. 53 53
992377941.UG.FTS.B, 28.98%, 4/05/25 .. 840 (78)
992386343.UG.FTS.B, 28.98%, 4/05/25 .. 128 132
992391277.UG.FTS.B, 28.98%, 4/05/25 .. 68 69
992394554.UG.FTS.B, 28.98%, 4/05/25 .. 30 30
992399278.UG.FTS.B, 28.98%, 4/05/25 .. 4,321 4,372
992404668.UG.FTS.B, 28.98%, 4/05/25 .. 138 137
992407582.UG.FTS.B, 28.98%, 4/05/25 .. 28 28
992412921.UG.FTS.B, 28.98%, 4/05/25 .. 481 496
992420787.UG.FTS.B, 28.98%, 4/05/25 .. 182 188
992421379.UG.FTS.B, 28.98%, 4/05/25 .. 156 158
992426381.UG.FTS.B, 28.98%, 4/05/25 .. 120 123
992430529.UG.FTS.B, 28.98%, 4/05/25 .. 81 83
992433923.UG.FTS.B, 28.98%, 4/05/25 .. 3 3
992444060.UG.FTS.B, 28.98%, 4/05/25 .. 1,000 1,020
992452945.UG.FTS.B, 28.98%, 4/05/25 .. 250 251
992453117.UG.FTS.B, 28.98%, 4/05/25 .. 69 17
992455130.UG.FTS.B, 28.98%, 4/05/25 .. 370 373
992456750.UG.FTS.B, 28.98%, 4/05/25 .. 190 194
992237976.UG.FTS.B, 29.45%, 4/05/25 .. 360 (8)
992338606.UG.FTS.B, 29.45%, 4/05/25 .. 152 153
992362869.UG.FTS.B, 29.45%, 4/05/25 .. 427 92
992314494.UG.FTS.B, 29.46%, 4/05/25 .. 210 13
992258080.UG.FTS.B, 29.48%, 4/05/25 .. 16 16
992359180.UG.FTS.B, 29.48%, 4/05/25 .. 30 30
992376094.UG.FTS.B, 29.48%, 4/05/25 .. 167 173
992236701.UG.FTS.B, 29.49%, 4/05/25 .. 58 58
992239162.UG.FTS.B, 29.49%, 4/05/25 .. 151 156
992239750.UG.FTS.B, 29.49%, 4/05/25 .. 436 438
992240128.UG.FTS.B, 29.49%, 4/05/25 .. 658 660
992241600.UG.FTS.B, 29.49%, 4/05/25 .. 116 120
992242540.UG.FTS.B, 29.49%, 4/05/25 .. 1,845 1,813
992243368.UG.FTS.B, 29.49%, 4/05/25 .. 385 375
992245669.UG.FTS.B, 29.49%, 4/05/25 .. 88 20
992247116.UG.FTS.B, 29.49%, 4/05/25 .. 253 255
992247201.UG.FTS.B, 29.49%, 4/05/25 .. 29 28
992247659.UG.FTS.B, 29.49%, 4/05/25 .. 29 28
992249629.UG.FTS.B, 29.49%, 4/05/25 .. 140 (7)
992251977.UG.FTS.B, 29.49%, 4/05/25 .. 6 6
992252024.UG.FTS.B, 29.49%, 4/05/25 .. 81 84
992255844.UG.FTS.B, 29.49%, 4/05/25 .. 131 130
992256275.UG.FTS.B, 29.49%, 4/05/25 .. 61 50
992258657.UG.FTS.B, 29.49%, 4/05/25 .. 153 34
992259602.UG.FTS.B, 29.49%, 4/05/25 .. 462 466
992260675.UG.FTS.B, 29.49%, 4/05/25 .. 158 20
992260816.UG.FTS.B, 29.49%, 4/05/25 .. 178 184
992260902.UG.FTS.B, 29.49%, 4/05/25 .. 17 17
992261033.UG.FTS.B, 29.49%, 4/05/25 .. 252 54
992261113.UG.FTS.B, 29.49%, 4/05/25 .. 23 23
992264683.UG.FTS.B, 29.49%, 4/05/25 .. 23 3
992264748.UG.FTS.B, 29.49%, 4/05/25 .. 63 64
992267578.UG.FTS.B, 29.49%, 4/05/25 .. 151 149
992268866.UG.FTS.B, 29.49%, 4/05/25 .. 376 383
992268980.UG.FTS.B, 29.49%, 4/05/25 .. 98 102

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992271586.UG.FTS.B, 29.49%, 4/05/25 .. $ 173 $ 179
992271815.UG.FTS.B, 29.49%, 4/05/25 .. 755 92
992272067.UG.FTS.B, 29.49%, 4/05/25 .. 199 (10)
992275943.UG.FTS.B, 29.49%, 4/05/25 .. 20 20
992275962.UG.FTS.B, 29.49%, 4/05/25 .. 275 280
992275994.UG.FTS.B, 29.49%, 4/05/25 .. 117 120
992276049.UG.FTS.B, 29.49%, 4/05/25 .. 190 196
992276160.UG.FTS.B, 29.49%, 4/05/25 .. 107 111
992279429.UG.FTS.B, 29.49%, 4/05/25 .. 44 44
992279540.UG.FTS.B, 29.49%, 4/05/25 .. 192 (17)
992286064.UG.FTS.B, 29.49%, 4/05/25 .. 527 543
992286124.UG.FTS.B, 29.49%, 4/05/25 .. 4 4
992290768.UG.FTS.B, 29.49%, 4/05/25 .. 20 20
992291050.UG.FTS.B, 29.49%, 4/05/25 .. 49 49
992291806.UG.FTS.B, 29.49%, 4/05/25 .. 579 601
992293542.UG.FTS.B, 29.49%, 4/05/25 .. 106 109
992294700.UG.FTS.B, 29.49%, 4/05/25 .. 30 30
992301071.UG.FTS.B, 29.49%, 4/05/25 .. 25 24
992301441.UG.FTS.B, 29.49%, 4/05/25 .. 222 229
992303097.UG.FTS.B, 29.49%, 4/05/25 .. 243 251
992305996.UG.FTS.B, 29.49%, 4/05/25 .. 17 17
992308045.UG.FTS.B, 29.49%, 4/05/25 .. 611 630
992312103.UG.FTS.B, 29.49%, 4/05/25 .. 486 501
992320378.UG.FTS.B, 29.49%, 4/05/25 .. 218 226
992321464.UG.FTS.B, 29.49%, 4/05/25 .. 292 196
992324857.UG.FTS.B, 29.49%, 4/05/25 .. 98 102
992325544.UG.FTS.B, 29.49%, 4/05/25 .. 46 45
992326831.UG.FTS.B, 29.49%, 4/05/25 .. 60 61
992326966.UG.FTS.B, 29.49%, 4/05/25 .. 138 142
992328217.UG.FTS.B, 29.49%, 4/05/25 .. 126 27
992329930.UG.FTS.B, 29.49%, 4/05/25 .. 23 23
992336198.UG.FTS.B, 29.49%, 4/05/25 .. 128 132
992340410.UG.FTS.B, 29.49%, 4/05/25 .. 165 170
992341078.UG.FTS.B, 29.49%, 4/05/25 .. 37 31
992341543.UG.FTS.B, 29.49%, 4/05/25 .. 84 86
992341609.UG.FTS.B, 29.49%, 4/05/25 .. 48 49
992341758.UG.FTS.B, 29.49%, 4/05/25 .. 253 261
992343713.UG.FTS.B, 29.49%, 4/05/25 .. 68 69
992344325.UG.FTS.B, 29.49%, 4/05/25 .. 155 160
992344730.UG.FTS.B, 29.49%, 4/05/25 .. 55 4
992351269.UG.FTS.B, 29.49%, 4/05/25 .. 217 224
992354024.UG.FTS.B, 29.49%, 4/05/25 .. 47 47
992355380.UG.FTS.B, 29.49%, 4/05/25 .. 84 87
992356084.UG.FTS.B, 29.49%, 4/05/25 .. 20 20
992356295.UG.FTS.B, 29.49%, 4/05/25 .. 51 51
992359643.UG.FTS.B, 29.49%, 4/05/25 .. 500 487
992359656.UG.FTS.B, 29.49%, 4/05/25 .. 751 774
992359703.UG.FTS.B, 29.49%, 4/05/25 .. 141 146
992359875.UG.FTS.B, 29.49%, 4/05/25 .. 87 21
992361376.UG.FTS.B, 29.49%, 4/05/25 .. 82 81
992365877.UG.FTS.B, 29.49%, 4/05/25 .. 53 54
992366107.UG.FTS.B, 29.49%, 4/05/25 .. 41 41
992368911.UG.FTS.B, 29.49%, 4/05/25 .. 317 319
992369632.UG.FTS.B, 29.49%, 4/05/25 .. 250 256
992371487.UG.FTS.B, 29.49%, 4/05/25 .. 182 187
992371872.UG.FTS.B, 29.49%, 4/05/25 .. 544 549
992371951.UG.FTS.B, 29.49%, 4/05/25 .. 228 235
992377543.UG.FTS.B, 29.49%, 4/05/25 .. 773 796
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992387720.UG.FTS.B, 29.49%, 4/05/25 .. $ 171 $ (4)
992391014.UG.FTS.B, 29.49%, 4/05/25 .. 168 166
992391427.UG.FTS.B, 29.49%, 4/05/25 .. 174 181
992394239.UG.FTS.B, 29.49%, 4/05/25 .. 176 179
992400924.UG.FTS.B, 29.49%, 4/05/25 .. 48 48
992401130.UG.FTS.B, 29.49%, 4/05/25 .. 180 186
992401571.UG.FTS.B, 29.49%, 4/05/25 .. 88 91
992403505.UG.FTS.B, 29.49%, 4/05/25 .. 181 186
992418075.UG.FTS.B, 29.49%, 4/05/25 .. 54 55
992419811.UG.FTS.B, 29.49%, 4/05/25 .. 139 142
992424526.UG.FTS.B, 29.49%, 4/05/25 .. 253 258
992425789.UG.FTS.B, 29.49%, 4/05/25 .. 360 367
992426541.UG.FTS.B, 29.49%, 4/05/25 .. 482 491
992427607.UG.FTS.B, 29.49%, 4/05/25 .. 195 185
992429564.UG.FTS.B, 29.49%, 4/05/25 .. 93 96
992433503.UG.FTS.B, 29.49%, 4/05/25 .. – –
992440270.UG.FTS.B, 29.49%, 4/05/25 .. 13 13
992444531.UG.FTS.B, 29.49%, 4/05/25 .. 4,221 505
992444668.UG.FTS.B, 29.49%, 4/05/25 .. 1,600 1,628
992444707.UG.FTS.B, 29.49%, 4/05/25 .. 120 123
992452371.UG.FTS.B, 29.49%, 4/05/25 .. 140 143
992454738.UG.FTS.B, 29.49%, 4/05/25 .. 1,923 1,956
992455102.UG.FTS.B, 29.49%, 4/05/25 .. 326 332
992455279.UG.FTS.B, 29.49%, 4/05/25 .. 505 109
992455358.UG.FTS.B, 29.49%, 4/05/25 .. 111 111
992457021.UG.FTS.B, 29.49%, 4/05/25 .. 20 20
992459731.UG.FTS.B, 29.49%, 4/05/25 .. 71 72
992460627.UG.FTS.B, 29.49%, 4/05/25 .. 17 17
992423845.UG.FTS.B, 29.49%, 10/02/27 . – –
992320167.UG.FTS.B, 29.49%, 11/03/27 . – –
992404005.UG.FTS.B, Zero Cpn, 12/03/27 13 1
992351381.UG.FTS.B, 21.97%, 12/03/27 . – –
992460915.UG.FTS.B, 29.47%, 1/01/28 .. 14 6
992258426.UG.FTS.B, 29.49%, 2/01/28 .. – –
992432730.UG.FTS.B, 29.49%, 2/01/28 .. – –
992429167.UG.FTS.B, 29.49%, 3/01/28 .. 4 4
992351458.UG.FTS.B, Zero Cpn, 3/03/28 . 26 2
992453045.UG.FTS.B, 19.99%, 3/03/28 .. 1 1
992265353.UG.FTS.B, 20.46%, 3/03/28 .. 4 4
992456375.UG.FTS.B, 28.48%, 3/03/28 .. 17 16
992253373.UG.FTS.B, 29.49%, 3/03/28 .. 2 2
99,031
Upstart Network, Inc.
L1729715.UP.FTS.B, 8.39%, 9/17/24 .... 3,354 3,325
L1722095.UP.FTS.B, 11.17%, 9/17/24 .... 569 564
FW1729768.UP.FTS.B, 11.21%, 9/17/24 .. 1,708 1,694
FW1730324.UP.FTS.B, 15.67%, 9/17/24 .. 5,830 5,823
L1729192.UP.FTS.B, 17.9%, 9/17/24 .... 1,904 138
L1729539.UP.FTS.B, 18.67%, 9/17/24 .... 1,500 1,494
L1730191.UP.FTS.B, 23.36%, 9/17/24 .... 1,356 1,285
L1730194.UP.FTS.B, 23.58%, 9/17/24 .... 674 670
FW1730336.UP.FTS.B, 30.16%, 9/17/24 .. 3,183 3,155
L1902385.UP.FTS.B, 8.05%, 10/22/24 .... 2,927 2,901
L1902094.UP.FTS.B, 9.69%, 10/22/24 .... 591 586
L1902354.UP.FTS.B, 12.7%, 10/22/24 .... 3,011 2,988
L1902268.UP.FTS.B, 14.19%, 10/22/24 ... 3,461 3,418
L1901213.UP.FTS.B, 15.08%, 10/22/24 ... 16,054 15,953

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1900872.UP.FTS.B, 18.12%, 10/22/24 . $ 3,730 $ 3,713
L1902710.UP.FTS.B, 18.85%, 10/22/24 ... 3,433 3,418
L1896884.UP.FTS.B, 19.31%, 10/22/24 ... 4,380 4,361
L1902837.UP.FTS.B, 20.13%, 10/22/24 ... 1,012 18
FW1902685.UP.FTS.B, 20.49%, 10/22/24 . 1,890 1,882
L1900998.UP.FTS.B, 21.32%, 10/22/24 ... 3,213 3,188
FW1902521.UP.FTS.B, 21.52%, 10/22/24 . 646 644
L1901625.UP.FTS.B, 21.76%, 10/22/24 ... 4,385 4,359
L1875546.UP.FTS.B, 21.84%, 10/22/24 ... 1,142 1,133
L1902017.UP.FTS.B, 22.16%, 10/22/24 ... 580 574
L1901126.UP.FTS.B, 23.27%, 10/22/24 ... 14,478 1,046
L1900754.UP.FTS.B, 23.33%, 10/22/24 ... 2,052 2,035
FW1901937.UP.FTS.B, 24.32%, 10/22/24 . 7,719 7,653
FW1902725.UP.FTS.B, 26.82%, 10/22/24 . 2,609 2,587
L2031380.UP.FTS.B, 6.17%, 11/12/24 .... 4,542 4,493
L2032548.UP.FTS.B, 7.85%, 11/12/24 .... 6,675 6,614
L2031918.UP.FTS.B, 8.28%, 11/12/24 .... 1,840 1,820
L2002430.UP.FTS.B, 8.48%, 11/12/24 .... 1,903 1,883
L2031630.UP.FTS.B, 9.03%, 11/12/24 .... 4,311 4,272
L2031494.UP.FTS.B, 9.06%, 11/12/24 .... 3,566 3,533
L2032651.UP.FTS.B, 9.8%, 11/12/24 ..... 2,165 2,143
L2033075.UP.FTS.B, 11.83%, 11/12/24 ... 6,904 6,833
L2032627.UP.FTS.B, 14.45%, 11/12/24 ... 1,270 1,259
L2033117.UP.FTS.B, 15.91%, 11/12/24 ... 3,456 3,426
L2032469.UP.FTS.B, 17.26%, 11/12/24 ... 379 373
L2030693.UP.FTS.B, 17.81%, 11/12/24 ... 2,619 94
L2031921.UP.FTS.B, 19.5%, 11/12/24 .... 3,914 3,880
L2033189.UP.FTS.B, 21.52%, 11/12/24 ... 967 70
FW2031299.UP.FTS.B, 21.82%, 11/12/24 . 5,430 5,364
L2031497.UP.FTS.B, 23.3%, 11/12/24 .... 1,447 1,430
FW2033085.UP.FTS.B, 25.77%, 11/12/24 . 4,686 4,635
FW2032765.UP.FTS.B, 27.87%, 11/12/24 . 4,113 4,058
FW2030908.UP.FTS.B, 29.29%, 11/12/24 . 3,146 3,112
L2102716.UP.FTS.B, 6.59%, 11/23/24 .... 3,036 3,004
L2103900.UP.FTS.B, 7.28%, 11/23/24 .... 1,790 1,770
L2102014.UP.FTS.B, 8.1%, 11/23/24 ..... 2,083 2,067
L2102521.UP.FTS.B, 9.48%, 11/23/24 .... 4,508 4,468
L2102773.UP.FTS.B, 10.25%, 11/23/24 ... 744 738
L2103582.UP.FTS.B, 11.94%, 11/23/24 ... 3,929 3,899
L2102080.UP.FTS.B, 12.09%, 11/23/24 ... 1,796 258
L2101841.UP.FTS.B, 12.19%, 11/23/24 ... 1,106 81
L2102945.UP.FTS.B, 12.52%, 11/23/24 ... 3,769 3,739
L2103173.UP.FTS.B, 14.48%, 11/23/24 ... 2,849 2,831
FW2102978.UP.FTS.B, 15.1%, 11/23/24 .. 2,011 1,996
L2101642.UP.FTS.B, 15.95%, 11/23/24 ... 4,907 4,895
L2102263.UP.FTS.B, 17.21%, 11/23/24 ... 1,289 1,286
L2103519.UP.FTS.B, 17.52%, 11/23/24 ... 2,233 2,227
L2102733.UP.FTS.B, 17.97%, 11/23/24 ... 4,612 1,286
L2099426.UP.FTS.B, 18.86%, 11/23/24 ... 1,627 1,618
L2103410.UP.FTS.B, 20.18%, 11/23/24 ... 3,273 3,256
L2103709.UP.FTS.B, 20.75%, 11/23/24 ... 1,444 1,441
L2102185.UP.FTS.B, 21.19%, 11/23/24 ... 4,936 4,911
L2103127.UP.FTS.B, 21.34%, 11/23/24 ... 6,933 6,887
FW2103254.UP.FTS.B, 28.98%, 11/23/24 . 2,188 2,169
FW2103797.UP.FTS.B, 29.82%, 11/23/24 . 5,309 828
L2250253.UP.FTS.B, 5.3%, 12/14/24 .... 13,852 13,690
FW2247150.UP.FTS.B, 7.75%, 12/14/24 .. 3,512 3,471
L2249821.UP.FTS.B, 9.1%, 12/14/24 .... 643 636
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2249474.UP.FTS.B, 9.8%, 12/14/24 .... $ 1,605 $ 1,589
L2249818.UP.FTS.B, 9.92%, 12/14/24 .... 2,533 2,508
L2248588.UP.FTS.B, 10.67%, 12/14/24 ... 9,671 9,578
L2251137.UP.FTS.B, 11.74%, 12/14/24 ... 16,375 16,200
L2249713.UP.FTS.B, 11.85%, 12/14/24 ... 2,611 2,583
L2249033.UP.FTS.B, 12.44%, 12/14/24 ... 7,421 1,042
L2249391.UP.FTS.B, 12.58%, 12/14/24 ... 1,396 1,382
L2251228.UP.FTS.B, 12.94%, 12/14/24 ... 987 976
L2248952.UP.FTS.B, 12.98%, 12/14/24 ... 4,596 4,547
L2250705.UP.FTS.B, 13.29%, 12/14/24 ... 658 651
L2248867.UP.FTS.B, 14.64%, 12/14/24 ... 3,074 3,042
L2251099.UP.FTS.B, 15.99%, 12/14/24 ... 929 920
FW2249991.UP.FTS.B, 16.74%, 12/14/24 . 3,012 2,982
L2250280.UP.FTS.B, 16.83%, 12/14/24 ... 2,730 2,689
L2248645.UP.FTS.B, 17.82%, 12/14/24 ... 4,217 3,981
L2249946.UP.FTS.B, 17.98%, 12/14/24 ... 2,694 2,667
FW2249440.UP.FTS.B, 19.65%, 12/14/24 . 679 674
L2250240.UP.FTS.B, 20.48%, 12/14/24 ... 780 21
L2250459.UP.FTS.B, 21.22%, 12/14/24 ... 3,011 2,965
L2248558.UP.FTS.B, 21.57%, 12/14/24 ... 685 675
L2251174.UP.FTS.B, 21.98%, 12/14/24 ... 2,027 1,993
FW2250657.UP.FTS.B, 22.04%, 12/14/24 . 687 680
L2248667.UP.FTS.B, 22.71%, 12/14/24 ... 1,068 303
FW2250596.UP.FTS.B, 22.87%, 12/14/24 . 2,225 2,193
L2249754.UP.FTS.B, 22.91%, 12/14/24 ... 2,137 2,108
FW2249278.UP.FTS.B, 23.56%, 12/14/24 . 1,384 1,370
L2250234.UP.FTS.B, 24.22%, 12/14/24 ... 3,639 1,038
FW2249744.UP.FTS.B, 24.36%, 12/14/24 . 1,385 1,368
FW2251405.UP.FTS.B, 24.46%, 12/14/24 . 1,390 1,369
FW2250179.UP.FTS.B, 25.41%, 12/14/24 . 2,314 2,282
FW2250656.UP.FTS.B, 26.59%, 12/14/24 . 789 778
FW2249531.UP.FTS.B, 27.05%, 12/14/24 . 4,334 310
FW2250011.UP.FTS.B, 27.44%, 12/14/24 . 2,958 2,914
FW2249611.UP.FTS.B, 28.33%, 12/14/24 . 1,419 1,398
FW2250630.UP.FTS.B, 28.93%, 12/14/24 . 1,050 1,036
FW2249206.UP.FTS.B, 28.96%, 12/14/24 . 994 979
FW2248284.UP.FTS.B, 29.12%, 12/14/24 . 2,245 2,210
L2251006.UP.FTS.B, 6.59%, 12/15/24 .... 1,586 1,568
L2252015.UP.FTS.B, 6.88%, 12/15/24 .... 1,906 1,885
L2253130.UP.FTS.B, 10.71%, 12/15/24 ... 3,893 3,853
L2253004.UP.FTS.B, 13.29%, 12/15/24 ... 6,082 312
L2250196.UP.FTS.B, 14.38%, 12/15/24 ... 3,637 3,603
FW2251095.UP.FTS.B, 15.84%, 12/15/24 . 1,224 1,213
FW2251549.UP.FTS.B, 16.2%, 12/15/24 .. 525 516
L2251539.UP.FTS.B, 16.31%, 12/15/24 ... 6,550 479
L2253233.UP.FTS.B, 17.76%, 12/15/24 ... 3,700 3,666
L2253008.UP.FTS.B, 17.8%, 12/15/24 .... 3,055 3,028
L2251602.UP.FTS.B, 18.36%, 12/15/24 ... 2,362 2,340
L2252717.UP.FTS.B, 19.17%, 12/15/24 ... 3,387 3,356
FW2253350.UP.FTS.B, 19.8%, 12/15/24 .. 2,718 2,680
L2252886.UP.FTS.B, 20.6%, 12/15/24 .... 887 879
L2249377.UP.FTS.B, 20.67%, 12/15/24 ... 5,118 5,047
L2252058.UP.FTS.B, 20.99%, 12/15/24 ... 820 813
L2240893.UP.FTS.B, 21.21%, 12/15/24 ... 17,104 16,949
FW2252326.UP.FTS.B, 21.53%, 12/15/24 . 5,482 5,432
FW2249426.UP.FTS.B, 22.47%, 12/15/24 . 4,692 4,424
FW2251845.UP.FTS.B, 22.89%, 12/15/24 . 1,352 1,334
L2251577.UP.FTS.B, 23.09%, 12/15/24 ... 2,235 2,205

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2253201.UP.FTS.B, 23.48%, 12/15/24 ... $ 2,075 $ 2,046
FW2250071.UP.FTS.B, 30.65%, 12/15/24 . 4,640 4,375
L2499293.UP.FTS.B, 6.07%, 1/24/25 .... 10,555 10,440
L2491823.UP.FTS.B, 6.34%, 1/24/25 .... 3,303 3,267
FW2498281.UP.FTS.B, 7.12%, 1/24/25 ... 812 803
L2499253.UP.FTS.B, 7.19%, 1/24/25 .... 27,867 27,565
L2491568.UP.FTS.B, 7.35%, 1/24/25 .... 2,049 2,027
L2499551.UP.FTS.B, 8.93%, 1/24/25 .... 6,693 6,633
L2498976.UP.FTS.B, 9.51%, 1/24/25 .... 10,068 9,979
L2499846.UP.FTS.B, 10.23%, 1/24/25 .... 4,042 4,006
L2498779.UP.FTS.B, 11.48%, 1/24/25 .... 678 672
L2497791.UP.FTS.B, 11.97%, 1/24/25 .... 2,718 2,693
L2499082.UP.FTS.B, 12.89%, 1/24/25 .... 9,553 9,463
FW2499139.UP.FTS.B, 14.86%, 1/24/25 .. 1,033 1,027
L2499336.UP.FTS.B, 15.49%, 1/24/25 .... 1,037 1,028
L2497860.UP.FTS.B, 16.59%, 1/24/25 .... 1,042 1,033
FW2499341.UP.FTS.B, 16.67%, 1/24/25 .. 1,031 1,024
L2497587.UP.FTS.B, 16.78%, 1/24/25 .... 1,273 1,262
FW2497313.UP.FTS.B, 17.51%, 1/24/25 .. 39,125 5,821
L2495345.UP.FTS.B, 20.06%, 1/24/25 .... 5,711 1,600
L2499854.UP.FTS.B, 22.79%, 1/24/25 .... 4,998 4,955
L2500532.UP.FTS.B, 23.03%, 1/24/25 .... 1,215 1,203
FW2497753.UP.FTS.B, 26.22%, 1/24/25 .. 4,346 4,303
FW2499886.UP.FTS.B, 26.23%, 1/24/25 .. 10,143 10,056
FW2498195.UP.FTS.B, 26.98%, 1/24/25 .. 6,425 6,356
FW2497524.UP.FTS.B, 28.76%, 1/24/25 .. 2,155 2,132
FW2496668.UP.FTS.B, 5.04%, 1/25/25 ... 14,959 14,800
L2501009.UP.FTS.B, 5.3%, 1/25/25 ..... 6,571 6,499
L2501544.UP.FTS.B, 6.11%, 1/25/25 ..... 2,309 2,284
L2477274.UP.FTS.B, 6.54%, 1/25/25 .... 4,287 4,243
L2502696.UP.FTS.B, 7.45%, 1/25/25 .... 3,297 3,268
FW2502837.UP.FTS.B, 8.49%, 1/25/25 ... 668 661
L2501769.UP.FTS.B, 8.83%, 1/25/25 .... 6,689 6,623
FW2502102.UP.FTS.B, 9.39%, 1/25/25 ... 420 415
L2501978.UP.FTS.B, 10.16%, 1/25/25 .... 1,347 1,335
L2502709.UP.FTS.B, 10.64%, 1/25/25 .... 11,713 11,599
FW2502461.UP.FTS.B, 10.75%, 1/25/25 .. 1,705 1,687
L2503015.UP.FTS.B, 11.17%, 1/25/25 .... 675 670
FW2503195.UP.FTS.B, 11.21%, 1/25/25 .. 9,137 9,053
L2501275.UP.FTS.B, 11.42%, 1/25/25 .... 1,829 1,813
L2502561.UP.FTS.B, 11.5%, 1/25/25 ..... 1,990 1,974
FW2501076.UP.FTS.B, 12.39%, 1/25/25 .. 535 529
L2500956.UP.FTS.B, 13.21%, 1/25/25 .... 1,888 1,871
L2501451.UP.FTS.B, 13.58%, 1/25/25 .... 433 428
FW2503345.UP.FTS.B, 13.6%, 1/25/25 ... 2,054 2,036
FW2503482.UP.FTS.B, 16.69%, 1/25/25 .. 763 759
L2502390.UP.FTS.B, 16.88%, 1/25/25 .... 828 60
FW2501793.UP.FTS.B, 17.35%, 1/25/25 .. 1,394 1,386
L2502079.UP.FTS.B, 20.91%, 1/25/25 .... 3,540 3,521
L2502143.UP.FTS.B, 21.34%, 1/25/25 .... 8,821 8,698
L2501394.UP.FTS.B, 21.45%, 1/25/25 .... 9,062 8,976
L2500631.UP.FTS.B, 22.56%, 1/25/25 .... 7,132 7,046
FW2502139.UP.FTS.B, 27.5%, 1/25/25 ... 4,370 4,317
FW2501617.UP.FTS.B, 27.92%, 1/25/25 .. 14,591 14,452
FW2503206.UP.FTS.B, 28.84%, 1/25/25 .. 818 806
FW2503051.UP.FTS.B, 29.1%, 1/25/25 ... 739 730
L1729059.UP.FTS.B, 7.36%, 2/17/25 .... 953 941
L1730069.UP.FTS.B, 14.07%, 2/17/25 .... 12,564 12,497
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1729714.UP.FTS.B, 27.13%, 2/17/25 .. $ 3,810 $ 3,585
L2031949.UP.FTS.B, 13.15%, 4/12/25 .... 8,305 8,182
FW2032368.UP.FTS.B, 20.11%, 4/12/25 .. 7,031 6,963
L2030998.UP.FTS.B, 20.7%, 4/12/25 .... 9,915 676
FW2032694.UP.FTS.B, 22.49%, 4/12/25 .. 4,597 4,500
L2971722.UP.FTS.B, 8.62%, 4/19/25 .... 14,285 14,130
L2972108.UP.FTS.B, 15.03%, 4/19/25 .... 2,528 2,496
L2970836.UP.FTS.B, 15.68%, 4/19/25 .... 3,830 3,793
L2970738.UP.FTS.B, 18.85%, 4/19/25 .... 3,097 3,064
FW2971973.UP.FTS.B, 20.05%, 4/19/25 .. 3,103 2,925
FW2972173.UP.FTS.B, 22.89%, 4/19/25 .. 8,355 8,225
L2103839.UP.FTS.B, 11.98%, 4/23/25 .... 4,565 4,513
L2102178.UP.FTS.B, 21.01%, 4/23/25 .... 2,685 194
FW2102772.UP.FTS.B, 25.91%, 4/23/25 .. 4,375 1,274
FW2103646.UP.FTS.B, 26.77%, 4/23/25 .. 2,156 37
FW2248798.UP.FTS.B, 28.6%, 5/14/25 ... 1,572 1,544
L2253679.UP.FTS.B, 22.11%, 5/15/25 .... 3,441 511
FW2249116.UP.FTS.B, 28.33%, 5/15/25 .. 981 968
L2503447.UP.FTS.B, 21.45%, 6/25/25 .... 6,269 153
FW1729657.UP.FTS.B, 9.44%, 9/17/26 ... 5,339 5,294
L1729743.UP.FTS.B, 11.64%, 9/17/26 .... 38,642 38,267
L1728160.UP.FTS.B, 12.23%, 9/17/26 .... 3,878 3,840
FW1730300.UP.FTS.B, 13.99%, 9/17/26 .. 3,735 3,687
L1728895.UP.FTS.B, 14.87%, 9/17/26 .... 2,558 353
L1730112.UP.FTS.B, 15.91%, 9/17/26 .... 2,375 2,348
L1729289.UP.FTS.B, 17.07%, 9/17/26 .... 2,390 2,363
FW1729819.UP.FTS.B, 18.12%, 9/17/26 .. 1,848 264
FW1729970.UP.FTS.B, 18.27%, 9/17/26 .. 20,423 19,201
L1729699.UP.FTS.B, 18.77%, 9/17/26 .... 2,545 2,507
L1729786.UP.FTS.B, 18.84%, 9/17/26 .... 4,826 4,762
L1729529.UP.FTS.B, 20.22%, 9/17/26 .... 10,464 10,438
L1729751.UP.FTS.B, 20.66%, 9/17/26 .... 5,685 5,661
FW1730043.UP.FTS.B, 21.14%, 9/17/26 .. 3,743 3,727
FW1729704.UP.FTS.B, 21.57%, 9/17/26 .. 16,310 16,092
L1730077.UP.FTS.B, 21.62%, 9/17/26 .... 5,229 5,146
L1730290.UP.FTS.B, 23.01%, 9/17/26 .... 6,242 6,216
L1730120.UP.FTS.B, 23.06%, 9/17/26 .... 9,082 9,047
L1729719.UP.FTS.B, 23.41%, 9/17/26 .... 8,113 8,088
L1729627.UP.FTS.B, 24.42%, 9/17/26 .... 8,266 8,231
L1729824.UP.FTS.B, 25.14%, 9/17/26 .... 5,455 5,441
L1728842.UP.FTS.B, 25.21%, 9/17/26 .... 17,495 250
L1729392.UP.FTS.B, 25.28%, 9/17/26 .... 828 826
FW1729883.UP.FTS.B, 25.62%, 9/17/26 .. 4,146 4,136
FW1729302.UP.FTS.B, 28.5%, 9/17/26 ... 1,178 1,174
FW1730388.UP.FTS.B, 28.64%, 9/17/26 .. 12,970 12,917
FW1729684.UP.FTS.B, 29.1%, 9/17/26 ... 10,724 3,157
FW1729744.UP.FTS.B, 29.63%, 9/17/26 .. 7,612 7,581
FW1729641.UP.FTS.B, 30.22%, 9/17/26 .. 4,070 4,053
FW1728143.UP.FTS.B, 30.44%, 9/17/26 .. 4,498 4,480
FW1730150.UP.FTS.B, 30.64%, 9/17/26 .. 981 973
FW1729402.UP.FTS.B, 31.22%, 9/17/26 .. 19,128 1,349
FW1728162.UP.FTS.B, 31.41%, 9/17/26 .. 2,745 193
FW1729390.UP.FTS.B, 32.18%, 9/17/26 .. 2,045 2,040
FW1728926.UP.FTS.B, 32.35%, 9/17/26 .. 2,340 2,331
FW1729788.UP.FTS.B, 32.4%, 9/17/26 ... 4,816 1,418
FW1902353.UP.FTS.B, 5.71%, 10/22/26 .. 10,650 10,576
L1902780.UP.FTS.B, 7.49%, 10/22/26 .... 5,350 5,307
L1902219.UP.FTS.B, 10.65%, 10/22/26 ... 7,831 7,759

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1901633.UP.FTS.B, 11.17%, 10/22/26 ... $ 3,927 $ 3,891
L1901059.UP.FTS.B, 11.8%, 10/22/26 .... 3,130 3,103
L1901748.UP.FTS.B, 12.93%, 10/22/26 ... 7,116 7,055
L1902477.UP.FTS.B, 13.65%, 10/22/26 ... 8,115 8,038
FW1902782.UP.FTS.B, 14.11%, 10/22/26 . 15,916 15,783
L1901083.UP.FTS.B, 14.22%, 10/22/26 ... 3,593 3,561
L1902333.UP.FTS.B, 15.82%, 10/22/26 ... 19,327 19,116
FW1901571.UP.FTS.B, 16.95%, 10/22/26 . 10,124 10,014
L1901582.UP.FTS.B, 17.7%, 10/22/26 .... 17,235 17,048
L1901001.UP.FTS.B, 18.48%, 10/22/26 ... 3,580 3,528
FW1901195.UP.FTS.B, 18.66%, 10/22/26 . 1,879 1,855
L1901585.UP.FTS.B, 18.87%, 10/22/26 ... 994 978
L1901212.UP.FTS.B, 19.55%, 10/22/26 ... 4,939 4,923
L1902855.UP.FTS.B, 19.55%, 10/22/26 ... 2,461 2,430
L1901595.UP.FTS.B, 20.19%, 10/22/26 ... 3,785 3,738
L1900981.UP.FTS.B, 20.57%, 10/22/26 ... 2,901 2,864
L1901936.UP.FTS.B, 21.29%, 10/22/26 ... 9,099 9,069
FW1902510.UP.FTS.B, 21.87%, 10/22/26 . 16,831 16,751
L1902424.UP.FTS.B, 22.14%, 10/22/26 ... 10,712 10,677
L1902840.UP.FTS.B, 22.56%, 10/22/26 ... 10,899 10,764
L1901067.UP.FTS.B, 23.17%, 10/22/26 ... 12,514 12,474
FW1902786.UP.FTS.B, 23.49%, 10/22/26 . 9,851 709
L1902567.UP.FTS.B, 23.92%, 10/22/26 ... 21,381 21,290
L1901771.UP.FTS.B, 24.44%, 10/22/26 ... 4,319 4,278
L1901141.UP.FTS.B, 24.79%, 10/22/26 ... 1,701 1,696
L1902683.UP.FTS.B, 25.19%, 10/22/26 ... 10,100 10,068
L1901660.UP.FTS.B, 25.23%, 10/22/26 ... 1,429 1,426
L1901951.UP.FTS.B, 25.24%, 10/22/26 ... 2,021 2,014
FW1902836.UP.FTS.B, 25.41%, 10/22/26 . 41,408 41,304
L1902657.UP.FTS.B, 25.42%, 10/22/26 ... 1,764 1,758
FW1902401.UP.FTS.B, 25.71%, 10/22/26 . 3,965 3,953
L1902021.UP.FTS.B, 25.72%, 10/22/26 ... 2,193 2,187
FW1902199.UP.FTS.B, 26.04%, 10/22/26 . 3,548 3,537
FW1902133.UP.FTS.B, 27.21%, 10/22/26 . 16,977 16,925
FW1886406.UP.FTS.B, 27.97%, 10/22/26 . 10,672 3,161
FW1901053.UP.FTS.B, 28.68%, 10/22/26 . 2,989 2,980
FW1901629.UP.FTS.B, 31%, 10/22/26 ... 3,874 (8)
FW1901509.UP.FTS.B, 31.16%, 10/22/26 . 7,104 7,066
FW1902391.UP.FTS.B, 31.19%, 10/22/26 . 3,091 3,087
FW1901303.UP.FTS.B, 31.21%, 10/22/26 . 3,278 3,268
FW1900628.UP.FTS.B, 31.23%, 10/22/26 . 949 946
FW1902299.UP.FTS.B, 31.27%, 10/22/26 . 6,938 6,908
FW1902681.UP.FTS.B, 31.63%, 10/22/26 . 6,911 6,891
FW1901994.UP.FTS.B, 32.7%, 10/22/26 .. 6,607 6,589
L2031623.UP.FTS.B, 9.89%, 11/12/26 .... 29,060 28,809
L2032896.UP.FTS.B, 9.9%, 11/12/26 ..... 5,558 5,511
L2031352.UP.FTS.B, 11.14%, 11/12/26 ... 1,961 1,941
L2032147.UP.FTS.B, 11.65%, 11/12/26 ... 6,413 6,344
L2032600.UP.FTS.B, 12.19%, 11/12/26 ... 5,972 5,910
L2032561.UP.FTS.B, 12.57%, 11/12/26 ... 12,093 11,963
FW2032979.UP.FTS.B, 12.77%, 11/12/26 . 6,450 6,380
L2032884.UP.FTS.B, 12.78%, 11/12/26 ... 6,450 6,381
FW2032727.UP.FTS.B, 12.91%, 11/12/26 . 2,824 2,793
L2032885.UP.FTS.B, 12.92%, 11/12/26 ... 3,917 3,876
L2032155.UP.FTS.B, 12.96%, 11/12/26 ... 6,461 6,392
FW2031248.UP.FTS.B, 13.13%, 11/12/26 . 6,303 6,236
FW2032795.UP.FTS.B, 13.19%, 11/12/26 . 6,464 6,394
L2030856.UP.FTS.B, 13.22%, 11/12/26 ... 7,967 7,627
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2030962.UP.FTS.B, 13.54%, 11/12/26 ... $ 6,599 $ 6,193
FW2032278.UP.FTS.B, 13.85%, 11/12/26 . 4,011 3,970
L2032791.UP.FTS.B, 14.03%, 11/12/26 ... 2,401 2,377
L2032226.UP.FTS.B, 14.31%, 11/12/26 ... 19,780 19,578
L2031580.UP.FTS.B, 14.88%, 11/12/26 ... 1,301 1,285
L2032373.UP.FTS.B, 14.92%, 11/12/26 ... 8,148 8,062
FW2032722.UP.FTS.B, 14.98%, 11/12/26 . 6,627 6,219
L2032174.UP.FTS.B, 15.1%, 11/12/26 .... 5,893 1,502
FW2032454.UP.FTS.B, 15.76%, 11/12/26 . 4,037 3,963
L2032268.UP.FTS.B, 15.84%, 11/12/26 ... 17,085 16,855
L2033071.UP.FTS.B, 15.91%, 11/12/26 ... 3,031 2,999
FW2031845.UP.FTS.B, 15.93%, 11/12/26 . 12,386 12,219
FW2032538.UP.FTS.B, 16.45%, 11/12/26 . 4,104 4,061
L2032366.UP.FTS.B, 16.55%, 11/12/26 ... 6,375 6,309
L2033082.UP.FTS.B, 16.64%, 11/12/26 ... 13,780 13,639
L2030808.UP.FTS.B, 16.75%, 11/12/26 ... 6,987 6,913
FW2032502.UP.FTS.B, 16.77%, 11/12/26 . 6,583 6,514
L2033005.UP.FTS.B, 16.99%, 11/12/26 ... 3,336 3,132
L2033008.UP.FTS.B, 17.14%, 11/12/26 ... 5,271 5,198
L2031479.UP.FTS.B, 17.32%, 11/12/26 ... 12,912 3,471
L2032509.UP.FTS.B, 17.7%, 11/12/26 .... 3,121 225
L2030768.UP.FTS.B, 17.71%, 11/12/26 ... 4,128 4,072
L2032284.UP.FTS.B, 17.94%, 11/12/26 ... 4,139 4,072
L2032006.UP.FTS.B, 17.99%, 11/12/26 ... 5,232 5,146
FW2031117.UP.FTS.B, 18.34%, 11/12/26 . 8,281 8,147
L2032837.UP.FTS.B, 18.39%, 11/12/26 ... 8,283 8,170
L2030864.UP.FTS.B, 18.46%, 11/12/26 ... 7,954 7,871
L2032849.UP.FTS.B, 19.14%, 11/12/26 ... 9,973 9,836
FW2032194.UP.FTS.B, 19.49%, 11/12/26 . 6,243 6,142
L2030806.UP.FTS.B, 19.55%, 11/12/26 ... 3,331 3,277
FW2032947.UP.FTS.B, 19.59%, 11/12/26 . 20,870 20,654
L2031425.UP.FTS.B, 19.77%, 11/12/26 ... 5,195 5,116
L2031289.UP.FTS.B, 19.82%, 11/12/26 ... 6,669 6,561
L2032060.UP.FTS.B, 20.25%, 11/12/26 ... 5,011 4,930
L2032456.UP.FTS.B, 20.93%, 11/12/26 ... 1,254 1,236
L2030794.UP.FTS.B, 21.21%, 11/12/26 ... 1,426 1,403
L2032266.UP.FTS.B, 21.24%, 11/12/26 ... 4,198 4,165
FW2033134.UP.FTS.B, 22.19%, 11/12/26 . 6,520 6,471
L2032742.UP.FTS.B, 22.42%, 11/12/26 ... 2,486 2,448
L2031168.UP.FTS.B, 24.05%, 11/12/26 ... 4,244 4,211
L2029169.UP.FTS.B, 24.06%, 11/12/26 ... 10,725 766
L2032183.UP.FTS.B, 24.12%, 11/12/26 ... 8,491 8,425
FW2032995.UP.FTS.B, 24.13%, 11/12/26 . 2,553 2,512
FW2031872.UP.FTS.B, 24.66%, 11/12/26 . 25,535 25,338
L2031986.UP.FTS.B, 24.81%, 11/12/26 ... 9,087 647
FW2033202.UP.FTS.B, 25.01%, 11/12/26 . 13,515 13,427
L2032407.UP.FTS.B, 25.01%, 11/12/26 ... 1,030 977
L2031441.UP.FTS.B, 25.1%, 11/12/26 .... 3,462 249
L2031569.UP.FTS.B, 25.11%, 11/12/26 ... 3,836 3,806
L2032689.UP.FTS.B, 25.21%, 11/12/26 ... 4,946 4,866
FW2031174.UP.FTS.B, 25.25%, 11/12/26 . 8,026 7,975
L2032525.UP.FTS.B, 25.33%, 11/12/26 ... 853 839
L2031145.UP.FTS.B, 25.44%, 11/12/26 ... 4,012 3,947
L2030886.UP.FTS.B, 25.5%, 11/12/26 .... 17,674 17,537
L2031934.UP.FTS.B, 25.51%, 11/12/26 ... 2,561 2,542
FW2031600.UP.FTS.B, 26.6%, 11/12/26 .. 4,217 4,188
FW2030941.UP.FTS.B, 26.62%, 11/12/26 . 25,002 24,847
FW2031539.UP.FTS.B, 26.65%, 11/12/26 . 4,325 4,294

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2032677.UP.FTS.B, 26.71%, 11/12/26 ... $ 6,863 $ 6,810
FW2032771.UP.FTS.B, 26.84%, 11/12/26 . 3,150 16
FW2032877.UP.FTS.B, 27.2%, 11/12/26 .. 4,236 4,207
FW2003411.UP.FTS.B, 27.5%, 11/12/26 .. 6,454 6,405
FW2032753.UP.FTS.B, 27.55%, 11/12/26 . 1,202 1,195
FW2031263.UP.FTS.B, 27.74%, 11/12/26 . 3,533 3,344
FW2032946.UP.FTS.B, 27.87%, 11/12/26 . 21,804 21,655
FW2032549.UP.FTS.B, 29.36%, 11/12/26 . 2,312 164
FW2033144.UP.FTS.B, 29.76%, 11/12/26 . 2,693 783
FW2032040.UP.FTS.B, 29.84%, 11/12/26 . 1,667 118
FW2032799.UP.FTS.B, 29.91%, 11/12/26 . 2,083 2,068
FW2030797.UP.FTS.B, 30%, 11/12/26 ... 19,679 19,541
FW2033131.UP.FTS.B, 30.02%, 11/12/26 . 705 692
FW2033213.UP.FTS.B, 30.17%, 11/12/26 . 1,303 1,293
FW2031474.UP.FTS.B, 30.22%, 11/12/26 . 2,947 2,929
FW2031432.UP.FTS.B, 30.62%, 11/12/26 . 3,948 279
FW2031644.UP.FTS.B, 30.67%, 11/12/26 . 1,567 1,555
FW2031627.UP.FTS.B, 30.86%, 11/12/26 . 4,355 4,322
FW2032625.UP.FTS.B, 30.96%, 11/12/26 . 678 47
FW2031985.UP.FTS.B, 31%, 11/12/26 ... 1,690 1,670
FW2031873.UP.FTS.B, 31.05%, 11/12/26 . 872 865
FW2032325.UP.FTS.B, 31.07%, 11/12/26 . 1,046 1,038
FW2031596.UP.FTS.B, 31.1%, 11/12/26 .. 4,820 4,787
FW2032994.UP.FTS.B, 31.15%, 11/12/26 . 2,832 414
FW2033066.UP.FTS.B, 31.16%, 11/12/26 . 6,366 6,317
FW2031715.UP.FTS.B, 31.33%, 11/12/26 . 4,188 4,156
FW2033208.UP.FTS.B, 31.39%, 11/12/26 . 3,315 3,295
FW2101958.UP.FTS.B, 6.23%, 11/23/26 .. 30,359 30,159
L2101736.UP.FTS.B, 8.06%, 11/23/26 .... 759 753
L2103598.UP.FTS.B, 8.71%, 11/23/26 .... 12,628 12,529
L2102006.UP.FTS.B, 8.84%, 11/23/26 .... 39,489 39,182
FW2103621.UP.FTS.B, 10.34%, 11/23/26 . 4,677 4,636
L2101981.UP.FTS.B, 11.14%, 11/23/26 ... 7,170 7,110
L2102059.UP.FTS.B, 12.22%, 11/23/26 ... 17,029 16,885
L2101522.UP.FTS.B, 12.34%, 11/23/26 ... 26,948 26,708
L2103822.UP.FTS.B, 12.78%, 11/23/26 ... 4,031 3,996
L2101315.UP.FTS.B, 12.86%, 11/23/26 ... 5,646 5,596
L2102939.UP.FTS.B, 13.35%, 11/23/26 ... 2,830 2,805
L2076017.UP.FTS.B, 13.49%, 11/23/26 ... 3,073 3,046
L2095249.UP.FTS.B, 14.31%, 11/23/26 ... 12,999 12,886
L2101130.UP.FTS.B, 14.68%, 11/23/26 ... 2,854 232
L2102807.UP.FTS.B, 15.1%, 11/23/26 .... 12,916 12,758
FW2102638.UP.FTS.B, 15.48%, 11/23/26 . 7,350 7,277
L2068146.UP.FTS.B, 16.06%, 11/23/26 ... 8,193 8,104
L2102751.UP.FTS.B, 16.5%, 11/23/26 .... 3,284 3,249
L2103150.UP.FTS.B, 16.57%, 11/23/26 ... 4,928 4,886
FW2101751.UP.FTS.B, 16.63%, 11/23/26 . 16,431 16,253
L2101428.UP.FTS.B, 17.6%, 11/23/26 .... 12,973 3,548
L2099233.UP.FTS.B, 17.83%, 11/23/26 ... 13,163 13,033
L2050778.UP.FTS.B, 18.01%, 11/23/26 ... 7,554 7,474
FW2101742.UP.FTS.B, 18.05%, 11/23/26 . 6,371 6,303
L2102561.UP.FTS.B, 18.92%, 11/23/26 ... 4,188 4,143
L2102051.UP.FTS.B, 19.71%, 11/23/26 ... 4,735 4,670
L2103543.UP.FTS.B, 19.91%, 11/23/26 ... 820 810
FW2102941.UP.FTS.B, 20.37%, 11/23/26 . 16,713 16,654
L2102313.UP.FTS.B, 20.5%, 11/23/26 .... 1,246 1,243
L2102253.UP.FTS.B, 20.85%, 11/23/26 ... 6,532 6,510
L2102703.UP.FTS.B, 20.89%, 11/23/26 ... 4,308 1,254
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2103666.UP.FTS.B, 21.53%, 11/23/26 ... $ 6,693 $ 481
L2103089.UP.FTS.B, 22.24%, 11/23/26 ... 6,953 2,026
FW2102410.UP.FTS.B, 22.44%, 11/23/26 . 4,199 4,191
L2103055.UP.FTS.B, 22.44%, 11/23/26 ... 1,096 1,083
L2102400.UP.FTS.B, 22.64%, 11/23/26 ... 5,025 5,014
L2101750.UP.FTS.B, 24.17%, 11/23/26 ... 6,051 6,023
L2102299.UP.FTS.B, 24.27%, 11/23/26 ... 5,741 879
L2103547.UP.FTS.B, 24.76%, 11/23/26 ... 936 927
FW2102727.UP.FTS.B, 24.84%, 11/23/26 . 3,406 3,395
L2103842.UP.FTS.B, 25.11%, 11/23/26 ... 3,410 3,368
L2102211.UP.FTS.B, 25.3%, 11/23/26 .... 917 65
L2101935.UP.FTS.B, 25.31%, 11/23/26 ... 1,109 1,105
L2103945.UP.FTS.B, 25.34%, 11/23/26 ... 2,358 2,349
L2103197.UP.FTS.B, 25.35%, 11/23/26 ... 7,323 519
L2101880.UP.FTS.B, 25.39%, 11/23/26 ... 2,562 2,553
L2101888.UP.FTS.B, 25.4%, 11/23/26 .... 8,710 623
L2103491.UP.FTS.B, 25.4%, 11/23/26 .... 885 876
L2102577.UP.FTS.B, 25.42%, 11/23/26 ... 5,352 379
L2102346.UP.FTS.B, 25.43%, 11/23/26 ... 4,438 4,424
L2103588.UP.FTS.B, 25.44%, 11/23/26 ... 3,158 3,148
L2103899.UP.FTS.B, 25.44%, 11/23/26 ... 3,168 485
FW2102485.UP.FTS.B, 25.59%, 11/23/26 . 404 29
L2102991.UP.FTS.B, 25.76%, 11/23/26 ... 3,722 579
L2102028.UP.FTS.B, 25.89%, 11/23/26 ... 5,130 5,114
L2052565.UP.FTS.B, 26.09%, 11/23/26 ... 13,949 13,904
FW2101678.UP.FTS.B, 26.5%, 11/23/26 .. 3,000 2,990
L2102238.UP.FTS.B, 26.56%, 11/23/26 ... 7,784 549
FW2103284.UP.FTS.B, 27.1%, 11/23/26 .. 3,436 3,425
FW2103532.UP.FTS.B, 28.75%, 11/23/26 . 8,644 8,617
FW2103644.UP.FTS.B, 29%, 11/23/26 ... 4,650 329
FW2102776.UP.FTS.B, 29.73%, 11/23/26 . 1,658 116
FW2102091.UP.FTS.B, 29.86%, 11/23/26 . 5,092 5,079
FW2101041.UP.FTS.B, 30.44%, 11/23/26 . 6,068 6,058
FW2102371.UP.FTS.B, 30.85%, 11/23/26 . 6,800 6,778
FW2102995.UP.FTS.B, 30.88%, 11/23/26 . 1,098 1,094
FW2103415.UP.FTS.B, 31.09%, 11/23/26 . 11,356 11,318
FW2103786.UP.FTS.B, 31.2%, 11/23/26 .. 1,406 1,398
FW2103069.UP.FTS.B, 31.22%, 11/23/26 . 1,919 1,913
FW2102405.UP.FTS.B, 31.83%, 11/23/26 . 2,188 (9)
FW2102063.UP.FTS.B, 31.99%, 11/23/26 . 13,468 13,428
L2250662.UP.FTS.B, 8.88%, 12/14/26 .... 8,853 8,774
L2249279.UP.FTS.B, 9.09%, 12/14/26 .... 4,028 3,992
L2251398.UP.FTS.B, 9.28%, 12/14/26 .... 6,451 6,394
L2250255.UP.FTS.B, 9.36%, 12/14/26 .... 2,584 2,556
L2250829.UP.FTS.B, 9.77%, 12/14/26 .... 1,290 1,275
L2247842.UP.FTS.B, 9.8%, 12/14/26 .... 5,983 5,930
L2251213.UP.FTS.B, 9.85%, 12/14/26 .... 9,705 9,598
FW2251249.UP.FTS.B, 10.34%, 12/14/26 . 15,404 15,234
L2248805.UP.FTS.B, 10.51%, 12/14/26 ... 8,361 2,124
L2249903.UP.FTS.B, 11.03%, 12/14/26 ... 2,440 2,413
FW2249671.UP.FTS.B, 11.35%, 12/14/26 . 15,276 15,136
L2251005.UP.FTS.B, 11.75%, 12/14/26 ... 13,142 12,997
FW2249158.UP.FTS.B, 11.8%, 12/14/26 .. 12,247 12,112
L2251043.UP.FTS.B, 12.11%, 12/14/26 ... 26,166 25,878
L2250070.UP.FTS.B, 12.15%, 12/14/26 ... 5,707 5,646
L2251230.UP.FTS.B, 12.48%, 12/14/26 ... 1,598 1,581
L2249726.UP.FTS.B, 12.59%, 12/14/26 ... 7,326 7,249
L2251302.UP.FTS.B, 12.76%, 12/14/26 ... 4,913 4,862

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2250389.UP.FTS.B, 13.11%, 12/14/26 ... $ 16,322 $ 16,149
L2247235.UP.FTS.B, 13.18%, 12/14/26 ... 3,287 3,251
L2250820.UP.FTS.B, 13.59%, 12/14/26 ... 2,635 2,606
FW2250025.UP.FTS.B, 13.65%, 12/14/26 . 6,180 6,112
FW2249624.UP.FTS.B, 13.82%, 12/14/26 . 4,539 4,489
L2240508.UP.FTS.B, 14.03%, 12/14/26 ... 355 351
L2251167.UP.FTS.B, 14.16%, 12/14/26 ... 7,018 6,941
L2247268.UP.FTS.B, 14.22%, 12/14/26 ... 40,819 40,265
L2249868.UP.FTS.B, 14.41%, 12/14/26 ... 4,968 4,914
L2250559.UP.FTS.B, 14.84%, 12/14/26 ... 6,233 6,166
FW2250857.UP.FTS.B, 15.23%, 12/14/26 . 24,668 24,334
L2251440.UP.FTS.B, 16.23%, 12/14/26 ... 1,211 1,194
L2249248.UP.FTS.B, 16.43%, 12/14/26 ... 9,939 9,805
L2250291.UP.FTS.B, 16.44%, 12/14/26 ... 6,676 6,581
L2250670.UP.FTS.B, 16.58%, 12/14/26 ... 4,174 4,128
L2250624.UP.FTS.B, 16.92%, 12/14/26 ... 5,016 4,945
L2249982.UP.FTS.B, 16.98%, 12/14/26 ... 993 315
L2249388.UP.FTS.B, 17.25%, 12/14/26 ... 5,491 401
FW2250678.UP.FTS.B, 17.4%, 12/14/26 .. 2,992 802
L2249629.UP.FTS.B, 17.8%, 12/14/26 .... 5,320 5,264
L2249002.UP.FTS.B, 18.13%, 12/14/26 ... 2,941 2,892
L2250560.UP.FTS.B, 18.18%, 12/14/26 ... 8,405 8,264
FW2248499.UP.FTS.B, 18.23%, 12/14/26 . 4,496 644
FW2248341.UP.FTS.B, 18.43%, 12/14/26 . 21,406 20,087
L2248252.UP.FTS.B, 18.48%, 12/14/26 ... 2,530 2,488
FW2249113.UP.FTS.B, 18.58%, 12/14/26 . 21,048 20,694
FW2249102.UP.FTS.B, 18.66%, 12/14/26 . 5,272 764
L2249404.UP.FTS.B, 18.82%, 12/14/26 ... 3,528 980
L2250154.UP.FTS.B, 19.32%, 12/14/26 ... 8,687 2,352
L2250893.UP.FTS.B, 19.53%, 12/14/26 ... 18,407 1,315
L2250499.UP.FTS.B, 19.65%, 12/14/26 ... 3,045 3,001
L2251037.UP.FTS.B, 19.7%, 12/14/26 .... 1,523 1,501
L2249412.UP.FTS.B, 19.96%, 12/14/26 ... 1,710 1,686
L2248975.UP.FTS.B, 19.98%, 12/14/26 ... 8,879 8,752
FW2251119.UP.FTS.B, 20.09%, 12/14/26 . 1,551 1,527
L2249483.UP.FTS.B, 20.19%, 12/14/26 ... 8,477 8,334
FW2250352.UP.FTS.B, 20.38%, 12/14/26 . 26,868 771
FW2250365.UP.FTS.B, 20.49%, 12/14/26 . 25,230 24,884
L2250843.UP.FTS.B, 20.5%, 12/14/26 .... 4,669 4,590
L2250558.UP.FTS.B, 20.67%, 12/14/26 ... 6,880 6,820
L2251409.UP.FTS.B, 20.71%, 12/14/26 ... 10,194 10,022
L2251393.UP.FTS.B, 20.81%, 12/14/26 ... 4,203 4,170
L2249780.UP.FTS.B, 21.14%, 12/14/26 ... 6,808 6,749
L2250707.UP.FTS.B, 21.52%, 12/14/26 ... 5,089 5,020
L2249030.UP.FTS.B, 21.69%, 12/14/26 ... 1,876 1,845
L2249288.UP.FTS.B, 21.82%, 12/14/26 ... 4,608 4,568
L2249149.UP.FTS.B, 21.87%, 12/14/26 ... 8,535 8,391
FW2248314.UP.FTS.B, 21.92%, 12/14/26 . 2,988 2,962
L2249898.UP.FTS.B, 22.33%, 12/14/26 ... 18,775 18,524
L2250188.UP.FTS.B, 22.59%, 12/14/26 ... 4,498 170
L2251333.UP.FTS.B, 22.77%, 12/14/26 ... 13,900 13,781
L2250436.UP.FTS.B, 22.79%, 12/14/26 ... 15,419 15,285
L2249183.UP.FTS.B, 22.87%, 12/14/26 ... 2,999 2,973
L2250392.UP.FTS.B, 22.93%, 12/14/26 ... 2,814 810
L2250810.UP.FTS.B, 23.01%, 12/14/26 ... 6,169 1,770
FW2251497.UP.FTS.B, 23.11%, 12/14/26 . 5,182 5,089
L2249529.UP.FTS.B, 23.39%, 12/14/26 ... 9,237 666
L2250010.UP.FTS.B, 23.56%, 12/14/26 ... 4,296 4,258
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2248500.UP.FTS.B, 23.6%, 12/14/26 .. $ 2,579 $ 2,557
FW2248932.UP.FTS.B, 23.62%, 12/14/26 . 1,731 1,716
L2249765.UP.FTS.B, 23.67%, 12/14/26 ... 3,438 3,408
L2250948.UP.FTS.B, 23.7%, 12/14/26 .... 38,681 38,344
L2248306.UP.FTS.B, 23.97%, 12/14/26 ... 21,512 21,325
FW2249399.UP.FTS.B, 24.09%, 12/14/26 . 3,874 3,809
L2249615.UP.FTS.B, 24.09%, 12/14/26 ... 203 200
L2250334.UP.FTS.B, 24.44%, 12/14/26 ... 7,499 7,373
L2250245.UP.FTS.B, 24.75%, 12/14/26 ... 1,717 1,705
L2251223.UP.FTS.B, 24.89%, 12/14/26 ... 5,499 385
L2250314.UP.FTS.B, 24.91%, 12/14/26 ... 3,022 2,999
L2249782.UP.FTS.B, 24.98%, 12/14/26 ... 3,628 3,596
L2248144.UP.FTS.B, 25.08%, 12/14/26 ... 4,140 3,915
L2250779.UP.FTS.B, 25.12%, 12/14/26 ... 1,642 1,628
L2249254.UP.FTS.B, 25.13%, 12/14/26 ... 6,914 6,854
L2248450.UP.FTS.B, 25.14%, 12/14/26 ... 5,189 5,115
L2249986.UP.FTS.B, 25.21%, 12/14/26 ... 1,670 120
L2248417.UP.FTS.B, 25.23%, 12/14/26 ... 1,902 1,885
L2249856.UP.FTS.B, 25.32%, 12/14/26 ... 1,038 1,029
L2240158.UP.FTS.B, 25.37%, 12/14/26 ... 10,411 2,938
L2250087.UP.FTS.B, 25.37%, 12/14/26 ... 384 377
L2249823.UP.FTS.B, 25.41%, 12/14/26 ... 3,834 3,779
L2249987.UP.FTS.B, 25.42%, 12/14/26 ... 1,869 276
L2251395.UP.FTS.B, 25.45%, 12/14/26 ... 1,904 1,887
L2251149.UP.FTS.B, 25.46%, 12/14/26 ... 2,184 2,166
L2249309.UP.FTS.B, 25.75%, 12/14/26 ... 3,638 3,606
L2250992.UP.FTS.B, 25.92%, 12/14/26 ... 8,677 8,602
FW2250494.UP.FTS.B, 25.95%, 12/14/26 . 3,594 530
L2247535.UP.FTS.B, 25.95%, 12/14/26 ... 5,476 5,383
FW2250385.UP.FTS.B, 26.11%, 12/14/26 . 2,664 (9)
FW2248550.UP.FTS.B, 26.2%, 12/14/26 .. 3,905 3,871
L2249257.UP.FTS.B, 26.38%, 12/14/26 ... 7,718 7,655
FW2248463.UP.FTS.B, 26.66%, 12/14/26 . 2,761 195
FW2250572.UP.FTS.B, 27.63%, 12/14/26 . 9,593 9,509
FW2249342.UP.FTS.B, 27.92%, 12/14/26 . 4,986 4,937
FW2251120.UP.FTS.B, 28.37%, 12/14/26 . 11,368 11,268
FW2249976.UP.FTS.B, 28.77%, 12/14/26 . 1,649 1,632
FW2250989.UP.FTS.B, 29.6%, 12/14/26 .. 2,016 18
FW2246912.UP.FTS.B, 29.61%, 12/14/26 . 2,804 199
FW2250294.UP.FTS.B, 30.29%, 12/14/26 . 5,616 397
FW2249682.UP.FTS.B, 30.35%, 12/14/26 . 1,445 1,432
FW2249951.UP.FTS.B, 30.44%, 12/14/26 . 1,764 1,749
FW2249983.UP.FTS.B, 30.63%, 12/14/26 . 1,694 1,678
FW2250251.UP.FTS.B, 30.69%, 12/14/26 . 5,168 5,119
FW2251385.UP.FTS.B, 30.75%, 12/14/26 . 4,936 4,852
FW2249049.UP.FTS.B, 30.95%, 12/14/26 . 5,543 5,502
FW2249935.UP.FTS.B, 30.97%, 12/14/26 . 3,262 3,235
FW2247285.UP.FTS.B, 30.98%, 12/14/26 . 5,293 5,246
FW2250818.UP.FTS.B, 31.04%, 12/14/26 . 2,347 163
FW2248234.UP.FTS.B, 31.09%, 12/14/26 . 7,325 7,260
FW2251092.UP.FTS.B, 31.1%, 12/14/26 .. 1,677 1,662
FW2250801.UP.FTS.B, 31.11%, 12/14/26 . 2,508 2,483
FW2249041.UP.FTS.B, 31.12%, 12/14/26 . 971 962
FW2250974.UP.FTS.B, 31.12%, 12/14/26 . 2,944 2,916
FW2251215.UP.FTS.B, 31.16%, 12/14/26 . 3,619 3,587
FW2248893.UP.FTS.B, 31.17%, 12/14/26 . 1,589 1,575
FW2249653.UP.FTS.B, 31.19%, 12/14/26 . 3,355 3,325
FW2251410.UP.FTS.B, 31.25%, 12/14/26 . 4,080 4,044

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2249397.UP.FTS.B, 31.37%, 12/14/26 . $ 1,481 $ (6)
FW2247969.UP.FTS.B, 31.61%, 12/14/26 . 5,550 5,380
FW2250563.UP.FTS.B, 31.74%, 12/14/26 . 2,918 2,892
L2251963.UP.FTS.B, 7.31%, 12/15/26 .... 9,965 9,883
L2252296.UP.FTS.B, 8.02%, 12/15/26 .... 12,019 11,916
L2141755.UP.FTS.B, 8.51%, 12/15/26 .... 39,423 39,093
L2251219.UP.FTS.B, 8.53%, 12/15/26 .... 2,010 1,993
L2252339.UP.FTS.B, 8.65%, 12/15/26 .... 20,095 19,925
L2252737.UP.FTS.B, 8.71%, 12/15/26 .... 16,886 16,743
L2252298.UP.FTS.B, 8.83%, 12/15/26 .... 2,489 2,467
L2252476.UP.FTS.B, 9.18%, 12/15/26 .... 8,061 7,992
FW2253701.UP.FTS.B, 10.99%, 12/15/26 . 10,548 10,443
L2253738.UP.FTS.B, 11.28%, 12/15/26 ... 24,434 24,179
L2247794.UP.FTS.B, 12.65%, 12/15/26 ... 3,689 3,651
L2253650.UP.FTS.B, 13.61%, 12/15/26 ... 5,353 5,298
L2253574.UP.FTS.B, 13.77%, 12/15/26 ... 1,648 1,631
L2253384.UP.FTS.B, 13.79%, 12/15/26 ... 9,891 9,789
L2251912.UP.FTS.B, 13.91%, 12/15/26 ... 2,886 2,857
L2253091.UP.FTS.B, 14.6%, 12/15/26 .... 24,752 24,511
L2252906.UP.FTS.B, 14.66%, 12/15/26 ... 9,186 9,092
L2252920.UP.FTS.B, 14.66%, 12/15/26 ... 2,483 2,457
L2252226.UP.FTS.B, 14.86%, 12/15/26 ... 41,568 41,149
L2252357.UP.FTS.B, 15.18%, 12/15/26 ... 4,677 4,628
L2252931.UP.FTS.B, 15.49%, 12/15/26 ... 2,867 2,830
FW2249675.UP.FTS.B, 16.01%, 12/15/26 . 12,496 12,330
L2252976.UP.FTS.B, 16.75%, 12/15/26 ... 5,307 5,240
L2252902.UP.FTS.B, 16.77%, 12/15/26 ... 14,202 14,013
FW2253272.UP.FTS.B, 17.07%, 12/15/26 . 10,710 496
L2252701.UP.FTS.B, 17.13%, 12/15/26 ... 13,295 517
L2252199.UP.FTS.B, 17.21%, 12/15/26 ... 7,868 7,789
L2251888.UP.FTS.B, 17.72%, 12/15/26 ... 5,108 4,795
L2253164.UP.FTS.B, 17.76%, 12/15/26 ... 4,616 4,538
FW2252613.UP.FTS.B, 17.78%, 12/15/26 . 3,750 3,703
L2253110.UP.FTS.B, 17.96%, 12/15/26 ... 5,263 749
FW2253547.UP.FTS.B, 18.3%, 12/15/26 .. 3,108 3,046
L2251960.UP.FTS.B, 19.3%, 12/15/26 .... 9,383 1,363
L2252566.UP.FTS.B, 19.55%, 12/15/26 ... 5,044 4,995
FW2251546.UP.FTS.B, 19.76%, 12/15/26 . 12,693 12,493
L2252438.UP.FTS.B, 19.81%, 12/15/26 ... 3,385 3,332
L2252318.UP.FTS.B, 20.43%, 12/15/26 ... 2,545 2,506
L2250838.UP.FTS.B, 20.47%, 12/15/26 ... 3,211 3,145
L2251727.UP.FTS.B, 20.77%, 12/15/26 ... 2,127 2,094
L2253118.UP.FTS.B, 21.32%, 12/15/26 ... 17,031 16,905
L2252234.UP.FTS.B, 21.66%, 12/15/26 ... 3,670 3,611
L2251298.UP.FTS.B, 21.73%, 12/15/26 ... 6,440 464
L2252879.UP.FTS.B, 22.23%, 12/15/26 ... 940 933
L2251670.UP.FTS.B, 22.36%, 12/15/26 ... 4,275 4,244
L2252753.UP.FTS.B, 22.36%, 12/15/26 ... 3,531 3,481
L2252135.UP.FTS.B, 22.59%, 12/15/26 ... 2,568 2,549
L2251712.UP.FTS.B, 23.15%, 12/15/26 ... 24,884 24,702
L2253562.UP.FTS.B, 23.61%, 12/15/26 ... 4,296 4,265
L2253195.UP.FTS.B, 24.23%, 12/15/26 ... 1,788 266
FW2253422.UP.FTS.B, 24.48%, 12/15/26 . 10,128 10,056
L2250541.UP.FTS.B, 24.85%, 12/15/26 ... 2,592 2,573
L2252209.UP.FTS.B, 25.21%, 12/15/26 ... 1,276 1,267
L2204211.UP.FTS.B, 25.24%, 12/15/26 ... 524 515
L2252447.UP.FTS.B, 25.4%, 12/15/26 .... 1,038 1,031
L2253781.UP.FTS.B, 25.42%, 12/15/26 ... 5,077 4,817
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2253392.UP.FTS.B, 25.5%, 12/15/26 .. $ 6,210 $ 5,881
FW2252481.UP.FTS.B, 26.36%, 12/15/26 . 11,286 11,204
FW2252287.UP.FTS.B, 26.45%, 12/15/26 . 1,317 375
FW2248936.UP.FTS.B, 26.48%, 12/15/26 . 5,142 5,108
FW2250547.UP.FTS.B, 27.22%, 12/15/26 . 3,226 228
FW2251714.UP.FTS.B, 28.54%, 12/15/26 . 5,187 5,154
FW2252023.UP.FTS.B, 28.67%, 12/15/26 . 4,026 3,997
FW2253234.UP.FTS.B, 28.94%, 12/15/26 . 9,591 9,534
FW2252989.UP.FTS.B, 29.41%, 12/15/26 . 9,654 9,585
FW2252065.UP.FTS.B, 29.59%, 12/15/26 . 7,981 7,929
FW2252237.UP.FTS.B, 29.62%, 12/15/26 . 5,093 5,057
FW2252233.UP.FTS.B, 30.05%, 12/15/26 . 2,199 2,183
FW2247630.UP.FTS.B, 30.42%, 12/15/26 . 2,733 2,714
FW2252687.UP.FTS.B, 30.62%, 12/15/26 . 13,216 13,122
FW2252113.UP.FTS.B, 30.81%, 12/15/26 . 1,235 1,226
FW2251570.UP.FTS.B, 31.17%, 12/15/26 . 10,595 10,520
FW2253186.UP.FTS.B, 31.17%, 12/15/26 . 1,854 1,841
FW2253542.UP.FTS.B, 31.19%, 12/15/26 . 1,677 1,665
FW2252788.UP.FTS.B, 31.31%, 12/15/26 . 3,886 3,858
FW2251389.UP.FTS.B, 31.46%, 12/15/26 . 16,813 16,696
FW2251813.UP.FTS.B, 31.46%, 12/15/26 . 3,852 3,652
FW2251940.UP.FTS.B, 31.49%, 12/15/26 . 8,926 620
FW2251566.UP.FTS.B, 31.95%, 12/15/26 . 5,660 834
L2499407.UP.FTS.B, 5.37%, 1/24/27 .... 40,277 40,017
L2497781.UP.FTS.B, 5.7%, 1/24/27 ..... 4,841 4,810
L2499766.UP.FTS.B, 6.26%, 1/24/27 .... 4,854 4,823
FW2499326.UP.FTS.B, 6.71%, 1/24/27 ... 6,487 6,445
L2498743.UP.FTS.B, 7.47%, 1/24/27 .... 8,952 8,882
L2492277.UP.FTS.B, 7.6%, 1/24/27 ..... 5,538 5,493
L2500086.UP.FTS.B, 7.95%, 1/24/27 .... 10,269 10,186
L2497458.UP.FTS.B, 8.44%, 1/24/27 .... 28,574 28,351
L2497353.UP.FTS.B, 9.69%, 1/24/27 .... 10,668 10,585
L2499026.UP.FTS.B, 10.04%, 1/24/27 .... 16,480 16,348
L2498801.UP.FTS.B, 10.59%, 1/24/27 .... 22,295 22,090
L2499730.UP.FTS.B, 10.93%, 1/24/27 .... 8,244 8,167
L2500305.UP.FTS.B, 11.35%, 1/24/27 .... 829 821
L2498662.UP.FTS.B, 11.41%, 1/24/27 .... 8,288 8,208
FW2499235.UP.FTS.B, 11.45%, 1/24/27 .. 5,381 5,332
L2498623.UP.FTS.B, 12.18%, 1/24/27 .... 1,830 1,812
L2497417.UP.FTS.B, 12.27%, 1/24/27 .... 18,971 18,787
L2497448.UP.FTS.B, 12.57%, 1/24/27 .... 8,599 2,204
FW2497574.UP.FTS.B, 12.62%, 1/24/27 .. 28,482 28,197
L2497797.UP.FTS.B, 12.7%, 1/24/27 .... 5,835 5,779
L2497350.UP.FTS.B, 13.11%, 1/24/27 .... 8,544 8,460
L2500282.UP.FTS.B, 13.29%, 1/24/27 .... 8,358 8,277
L2500590.UP.FTS.B, 13.43%, 1/24/27 .... 1,064 1,052
L2498730.UP.FTS.B, 14.35%, 1/24/27 .... 5,037 4,989
FW2499948.UP.FTS.B, 14.6%, 1/24/27 ... 5,883 5,828
L2499978.UP.FTS.B, 14.9%, 1/24/27 .... 29,452 29,167
L2500513.UP.FTS.B, 14.9%, 1/24/27 .... 16,829 16,667
L2498596.UP.FTS.B, 15.19%, 1/24/27 .... 1,685 1,669
L2499400.UP.FTS.B, 15.39%, 1/24/27 .... 11,941 11,793
L2498019.UP.FTS.B, 15.41%, 1/24/27 .... 25,298 25,054
L2499756.UP.FTS.B, 15.54%, 1/24/27 .... 24,101 23,863
FW2497967.UP.FTS.B, 16.1%, 1/24/27 ... 8,807 8,702
L2497954.UP.FTS.B, 16.34%, 1/24/27 .... 5,521 397
FW2500346.UP.FTS.B, 16.35%, 1/24/27 .. 17,712 17,494
L2494019.UP.FTS.B, 16.44%, 1/24/27 .... 5,081 5,023

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2497377.UP.FTS.B, 16.51%, 1/24/27 .... $ 4,659 $ 4,602
L2499556.UP.FTS.B, 16.78%, 1/24/27 .... 19,211 2,804
L2499062.UP.FTS.B, 17.84%, 1/24/27 .... 1,296 1,280
FW2494435.UP.FTS.B, 17.9%, 1/24/27 ... 33,717 33,322
L2500130.UP.FTS.B, 18.16%, 1/24/27 .... 5,969 5,883
L2497198.UP.FTS.B, 18.3%, 1/24/27 .... 5,121 5,047
L2498470.UP.FTS.B, 18.32%, 1/24/27 .... 11,463 11,349
L2499350.UP.FTS.B, 18.35%, 1/24/27 .... 25,600 25,232
L2500098.UP.FTS.B, 18.6%, 1/24/27 .... 6,406 6,328
L2497796.UP.FTS.B, 18.8%, 1/24/27 .... 5,984 5,898
L2500341.UP.FTS.B, 18.83%, 1/24/27 .... 2,138 2,107
L2497754.UP.FTS.B, 19.19%, 1/24/27 .... 2,654 2,616
FW2498275.UP.FTS.B, 19.45%, 1/24/27 .. 8,480 8,362
L2499146.UP.FTS.B, 19.77%, 1/24/27 .... 3,940 3,887
L2498546.UP.FTS.B, 19.91%, 1/24/27 .... 5,675 5,593
L2497528.UP.FTS.B, 19.93%, 1/24/27 .... 4,293 4,231
L2499090.UP.FTS.B, 20.13%, 1/24/27 .... 5,155 5,081
FW2498254.UP.FTS.B, 20.72%, 1/24/27 .. 2,583 2,568
FW2499205.UP.FTS.B, 20.72%, 1/24/27 .. 5,236 5,205
L2497852.UP.FTS.B, 20.98%, 1/24/27 .... 3,087 3,041
L2499153.UP.FTS.B, 21.13%, 1/24/27 .... 1,035 1,020
L2498554.UP.FTS.B, 21.26%, 1/24/27 .... 4,314 4,252
L2497527.UP.FTS.B, 21.34%, 1/24/27 .... 4,315 4,290
L2497646.UP.FTS.B, 21.52%, 1/24/27 .... 1,578 1,552
L2497439.UP.FTS.B, 21.55%, 1/24/27 .... 5,488 5,409
L2500177.UP.FTS.B, 21.66%, 1/24/27 .... 5,186 5,155
FW2494038.UP.FTS.B, 22.37%, 1/24/27 .. 3,466 3,415
L2499540.UP.FTS.B, 22.38%, 1/24/27 .... 5,188 5,164
L2497652.UP.FTS.B, 22.95%, 1/24/27 .... 848 247
FW2497553.UP.FTS.B, 23.05%, 1/24/27 .. 15,298 15,203
FW2498441.UP.FTS.B, 23.1%, 1/24/27 ... 9,381 9,325
L2497905.UP.FTS.B, 23.5%, 1/24/27 .... 45,638 1,125
L2500427.UP.FTS.B, 23.85%, 1/24/27 .... 9,174 9,062
L2499847.UP.FTS.B, 24.09%, 1/24/27 .... 21,689 21,390
L2500224.UP.FTS.B, 25.04%, 1/24/27 .... 5,046 5,021
L2500298.UP.FTS.B, 25.15%, 1/24/27 .... 1,400 1,380
FW2497649.UP.FTS.B, 25.29%, 1/24/27 .. 35,014 34,800
L2500002.UP.FTS.B, 25.3%, 1/24/27 .... 3,274 502
L2498291.UP.FTS.B, 25.35%, 1/24/27 .... 1,051 1,044
L2500059.UP.FTS.B, 25.4%, 1/24/27 .... 2,540 750
L2500230.UP.FTS.B, 25.4%, 1/24/27 .... 4,553 4,526
L2500426.UP.FTS.B, 25.41%, 1/24/27 .... 1,138 1,131
L2497705.UP.FTS.B, 25.44%, 1/24/27 .... 3,480 3,455
L2500467.UP.FTS.B, 25.44%, 1/24/27 .... 1,489 1,480
L2497190.UP.FTS.B, 26.04%, 1/24/27 .... 2,545 2,508
FW2497955.UP.FTS.B, 26.15%, 1/24/27 .. 11,943 189
L2500357.UP.FTS.B, 26.3%, 1/24/27 .... 8,168 8,119
FW2498761.UP.FTS.B, 26.35%, 1/24/27 .. 6,566 463
FW2498744.UP.FTS.B, 26.78%, 1/24/27 .. 8,797 8,743
FW2499122.UP.FTS.B, 26.89%, 1/24/27 .. 1,905 1,895
FW2498012.UP.FTS.B, 27.23%, 1/24/27 .. 5,198 5,166
FW2499127.UP.FTS.B, 27.37%, 1/24/27 .. 4,457 4,429
FW2499103.UP.FTS.B, 27.5%, 1/24/27 ... 2,645 2,629
FW2497665.UP.FTS.B, 27.6%, 1/24/27 ... 10,942 10,804
FW2500434.UP.FTS.B, 27.81%, 1/24/27 .. 883 877
L2497724.UP.FTS.B, 27.87%, 1/24/27 .... 4,592 4,525
FW2497801.UP.FTS.B, 28.11%, 1/24/27 .. 6,207 6,170
FW2497947.UP.FTS.B, 28.25%, 1/24/27 .. 33,687 33,480
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2499989.UP.FTS.B, 28.3%, 1/24/27 ... $ 7,603 $ 7,556
L2498023.UP.FTS.B, 28.37%, 1/24/27 .... 3,447 3,412
FW2497725.UP.FTS.B, 28.51%, 1/24/27 .. 1,062 1,054
FW2499482.UP.FTS.B, 28.65%, 1/24/27 .. 14,515 14,425
FW2498534.UP.FTS.B, 28.67%, 1/24/27 .. 1,620 1,608
FW2498212.UP.FTS.B, 29.42%, 1/24/27 .. 1,226 87
FW2499784.UP.FTS.B, 29.61%, 1/24/27 .. 7,546 7,499
FW2500060.UP.FTS.B, 29.62%, 1/24/27 .. 3,729 3,705
FW2498768.UP.FTS.B, 30.06%, 1/24/27 .. 1,326 1,319
FW2497607.UP.FTS.B, 30.5%, 1/24/27 ... 4,262 4,233
FW2497688.UP.FTS.B, 30.73%, 1/24/27 .. 1,112 1,101
FW2499403.UP.FTS.B, 30.76%, 1/24/27 .. 2,494 2,479
FW2500502.UP.FTS.B, 30.77%, 1/24/27 .. 4,594 708
FW2498079.UP.FTS.B, 30.78%, 1/24/27 .. 2,673 2,656
FW2498894.UP.FTS.B, 31.13%, 1/24/27 .. 3,211 3,191
FW2498394.UP.FTS.B, 31.2%, 1/24/27 ... 4,555 4,527
FW2498422.UP.FTS.B, 31.2%, 1/24/27 ... 893 887
FW2498197.UP.FTS.B, 31.21%, 1/24/27 .. 1,160 1,153
FW2497608.UP.FTS.B, 31.43%, 1/24/27 .. 1,517 1,510
FW2499098.UP.FTS.B, 31.57%, 1/24/27 .. 27,575 1,890
FW2499925.UP.FTS.B, 31.73%, 1/24/27 .. 1,652 1,641
FW2500567.UP.FTS.B, 33.54%, 1/24/27 .. 2,165 655
FW2497327.UP.FTS.B, 33.75%, 1/24/27 .. 1,708 1,697
FW2502639.UP.FTS.B, 4.89%, 1/25/27 ... 10,832 10,763
L2502859.UP.FTS.B, 5.46%, 1/25/27 .... 40,240 39,983
L2443263.UP.FTS.B, 6.66%, 1/25/27 .... 6,890 6,847
L2472114.UP.FTS.B, 7.63%, 1/25/27 ..... 16,280 16,178
L2501608.UP.FTS.B, 7.8%, 1/25/27 ..... 16,302 16,199
L2501651.UP.FTS.B, 8.03%, 1/25/27 .... 6,667 6,613
L2501547.UP.FTS.B, 8.21%, 1/25/27 .... 4,900 4,862
L2502319.UP.FTS.B, 8.49%, 1/25/27 .... 33,371 33,103
L2501796.UP.FTS.B, 9.36%, 1/25/27 .... 12,809 12,708
L2502134.UP.FTS.B, 9.38%, 1/25/27 .... 26,133 25,929
L2502374.UP.FTS.B, 9.72%, 1/25/27 .... 6,991 6,936
L2502174.UP.FTS.B, 9.86%, 1/25/27 .... 13,991 13,857
L2500014.UP.FTS.B, 10.79%, 1/25/27 .... 9,823 9,746
L2501446.UP.FTS.B, 11.34%, 1/25/27 .... 2,486 2,466
FW2498378.UP.FTS.B, 11.81%, 1/25/27 .. 24,909 24,671
L2502791.UP.FTS.B, 11.84%, 1/25/27 .... 6,951 6,876
L2501198.UP.FTS.B, 12.05%, 1/25/27 .... 10,390 10,291
L2500626.UP.FTS.B, 12.15%, 1/25/27 .... 4,057 4,016
L2502704.UP.FTS.B, 12.53%, 1/25/27 .... 2,972 2,943
L2502644.UP.FTS.B, 12.76%, 1/25/27 .... 8,338 8,259
FW2502179.UP.FTS.B, 12.78%, 1/25/27 .. 1,668 1,652
L2501977.UP.FTS.B, 12.89%, 1/25/27 .... 33,196 32,891
L2500795.UP.FTS.B, 13.1%, 1/25/27 .... 8,955 552
L2502535.UP.FTS.B, 13.13%, 1/25/27 .... 40,853 40,469
L2502247.UP.FTS.B, 13.43%, 1/25/27 .... 3,345 3,313
L2503471.UP.FTS.B, 13.93%, 1/25/27 .... 4,191 4,151
L2501470.UP.FTS.B, 14.16%, 1/25/27 .... 12,779 12,657
L2500808.UP.FTS.B, 14.3%, 1/25/27 .... 6,211 6,152
FW2502376.UP.FTS.B, 14.43%, 1/25/27 .. 12,597 12,477
L2500633.UP.FTS.B, 14.62%, 1/25/27 .... 3,834 3,799
L2501876.UP.FTS.B, 14.91%, 1/25/27 .... 3,366 3,334
L2503197.UP.FTS.B, 15.28%, 1/25/27 .... 13,025 3,374
L2501020.UP.FTS.B, 15.56%, 1/25/27 .... 1,439 1,424
L2501591.UP.FTS.B, 16.26%, 1/25/27 .... 14,235 14,069
FW2502838.UP.FTS.B, 16.27%, 1/25/27 .. 34,375 33,940

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2500763.UP.FTS.B, 16.29%, 1/25/27 .. $ 3,639 $ 3,595
FW2501405.UP.FTS.B, 16.74%, 1/25/27 .. 4,365 314
L2503404.UP.FTS.B, 16.88%, 1/25/27 .... 7,517 7,428
L2499095.UP.FTS.B, 16.97%, 1/25/27 .... 2,546 2,515
L2500943.UP.FTS.B, 17.28%, 1/25/27 .... 6,766 6,688
FW2502154.UP.FTS.B, 17.3%, 1/25/27 ... 10,467 752
L2503121.UP.FTS.B, 17.35%, 1/25/27 .... 10,575 10,455
FW2502260.UP.FTS.B, 17.52%, 1/25/27 .. 5,954 5,882
L2501997.UP.FTS.B, 17.77%, 1/25/27 .... 4,257 4,206
FW2501148.UP.FTS.B, 17.78%, 1/25/27 .. 1,702 1,683
FW2501125.UP.FTS.B, 17.82%, 1/25/27 .. 1,277 1,259
L2502739.UP.FTS.B, 18.1%, 1/25/27 .... 5,541 5,475
L2502439.UP.FTS.B, 18.98%, 1/25/27 .... 5,990 5,906
L2495525.UP.FTS.B, 19.03%, 1/25/27 .... 5,976 5,897
L2501884.UP.FTS.B, 19.04%, 1/25/27 .... 8,556 8,436
L2502391.UP.FTS.B, 19.43%, 1/25/27 .... 12,821 12,676
L2500727.UP.FTS.B, 19.88%, 1/25/27 .... 6,953 6,854
FW2501295.UP.FTS.B, 20.14%, 1/25/27 .. 859 847
FW2500961.UP.FTS.B, 20.28%, 1/25/27 .. 5,783 5,749
L2503073.UP.FTS.B, 21.17%, 1/25/27 .... 10,198 2,978
L2500557.UP.FTS.B, 21.25%, 1/25/27 .... 13,281 3,763
FW2501561.UP.FTS.B, 21.33%, 1/25/27 .. 5,156 5,131
L2503424.UP.FTS.B, 21.51%, 1/25/27 .... 8,464 8,344
L2501728.UP.FTS.B, 21.52%, 1/25/27 .... 4,393 4,328
L2500163.UP.FTS.B, 21.71%, 1/25/27 .... 13,444 13,249
L2502058.UP.FTS.B, 21.83%, 1/25/27 .... 8,782 8,723
FW2497118.UP.FTS.B, 22.54%, 1/25/27 .. 9,410 9,277
L2496481.UP.FTS.B, 22.63%, 1/25/27 .... 18,304 2,773
L2500977.UP.FTS.B, 22.64%, 1/25/27 .... 6,070 6,036
FW2500954.UP.FTS.B, 23.81%, 1/25/27 .. 6,967 6,927
FW2502037.UP.FTS.B, 23.81%, 1/25/27 .. 3,500 3,481
L2502763.UP.FTS.B, 23.93%, 1/25/27 .... 3,565 3,546
FW2503468.UP.FTS.B, 24.6%, 1/25/27 ... 2,957 2,944
FW2503375.UP.FTS.B, 24.71%, 1/25/27 .. 2,730 809
FW2503209.UP.FTS.B, 25.12%, 1/25/27 .. 6,096 6,069
L2502753.UP.FTS.B, 25.33%, 1/25/27 .... 2,890 2,873
L2497155.UP.FTS.B, 25.35%, 1/25/27 .... 309 305
L2501592.UP.FTS.B, 25.36%, 1/25/27 .... 1,043 1,038
L2500577.UP.FTS.B, 25.4%, 1/25/27 .... 1,313 1,306
L2503342.UP.FTS.B, 25.48%, 1/25/27 .... 5,703 5,664
L2500860.UP.FTS.B, 25.49%, 1/25/27 .... 1,214 1,208
L2502978.UP.FTS.B, 25.49%, 1/25/27 .... 3,393 63
L2501610.UP.FTS.B, 25.67%, 1/25/27 .... 2,892 2,876
L2502912.UP.FTS.B, 25.69%, 1/25/27 .... 18,137 18,053
L2502995.UP.FTS.B, 25.82%, 1/25/27 .... 2,770 2,753
FW2501208.UP.FTS.B, 25.83%, 1/25/27 .. 17,100 17,002
L2500786.UP.FTS.B, 26.35%, 1/25/27 .... 2,445 2,411
FW2503491.UP.FTS.B, 26.41%, 1/25/27 .. 1,928 1,920
FW2501330.UP.FTS.B, 26.47%, 1/25/27 .. 4,833 4,805
FW2502187.UP.FTS.B, 26.63%, 1/25/27 .. 4,396 4,371
FW2501336.UP.FTS.B, 26.71%, 1/25/27 .. 1,380 1,355
FW2503082.UP.FTS.B, 26.84%, 1/25/27 .. 2,324 692
FW2502725.UP.FTS.B, 26.94%, 1/25/27 .. 4,120 4,092
FW2499783.UP.FTS.B, 27.06%, 1/25/27 .. 8,820 8,770
FW2501053.UP.FTS.B, 27.35%, 1/25/27 .. 7,139 7,098
FW2502455.UP.FTS.B, 27.61%, 1/25/27 .. 7,799 547
FW2474863.UP.FTS.B, 27.63%, 1/25/27 .. 2,885 2,870
FW2502652.UP.FTS.B, 27.68%, 1/25/27 .. 4,323 4,298
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2503169.UP.FTS.B, 27.77%, 1/25/27 .. $ 883 $ 878
FW2501180.UP.FTS.B, 28.56%, 1/25/27 .. 2,654 2,639
FW2500797.UP.FTS.B, 28.58%, 1/25/27 .. 1,751 1,742
FW2503337.UP.FTS.B, 28.86%, 1/25/27 .. 15,770 252
FW2502849.UP.FTS.B, 29.19%, 1/25/27 .. 1,330 1,322
FW2501594.UP.FTS.B, 30.71%, 1/25/27 .. 1,123 338
FW2501203.UP.FTS.B, 30.73%, 1/25/27 .. 1,247 1,241
FW2502622.UP.FTS.B, 30.97%, 1/25/27 .. 2,362 166
FW2502676.UP.FTS.B, 31.01%, 1/25/27 .. 3,366 1,004
FW2503502.UP.FTS.B, 31.01%, 1/25/27 .. 2,286 2,273
FW2502222.UP.FTS.B, 31.02%, 1/25/27 .. 1,148 1,143
FW2501430.UP.FTS.B, 31.03%, 1/25/27 .. 1,606 1,597
FW2502879.UP.FTS.B, 31.04%, 1/25/27 .. 25,856 25,705
FW2502592.UP.FTS.B, 31.05%, 1/25/27 .. 14,105 3
FW2502647.UP.FTS.B, 31.05%, 1/25/27 .. 7,522 7,474
FW2502834.UP.FTS.B, 31.11%, 1/25/27 .. 2,403 2,389
FW2500670.UP.FTS.B, 31.13%, 1/25/27 .. 1,001 299
FW2502954.UP.FTS.B, 31.14%, 1/25/27 .. 4,339 4,301
FW2499746.UP.FTS.B, 31.16%, 1/25/27 .. 3,212 3,193
FW2500654.UP.FTS.B, 31.21%, 1/25/27 .. 884 880
FW2503208.UP.FTS.B, 31.21%, 1/25/27 .. 2,319 2,306
FW2502423.UP.FTS.B, 32.98%, 1/25/27 .. 1,346 1,338
FW2502276.UP.FTS.B, 33.54%, 1/25/27 .. 4,494 4,468
L1729483.UP.FTS.B, 18.23%, 2/17/27 .... 13,863 13,704
L1729858.UP.FTS.B, 25.05%, 2/17/27 .... 19,143 19,079
FW1729695.UP.FTS.B, 29.91%, 2/17/27 .. 46,583 46,242
FW1729859.UP.FTS.B, 30.83%, 2/17/27 .. 9,376 1,383
FW1729220.UP.FTS.B, 32.29%, 2/17/27 .. 3,324 (124)
L1902300.UP.FTS.B, 22.58%, 3/22/27 .... 4,510 4,485
FW1902098.UP.FTS.B, 26.15%, 3/22/27 .. 4,643 705
FW1901725.UP.FTS.B, 31.78%, 3/22/27 .. 12,899 1,931
L2031108.UP.FTS.B, 11.34%, 4/12/27 .... 41,282 40,808
L2031106.UP.FTS.B, 17.27%, 4/12/27 .... 6,688 6,275
L2030776.UP.FTS.B, 18.15%, 4/12/27 .... 4,425 4,376
FW2030457.UP.FTS.B, 19.74%, 4/12/27 .. 5,647 813
L2032168.UP.FTS.B, 21.6%, 4/12/27 .... 8,674 8,552
L2032065.UP.FTS.B, 22.33%, 4/12/27 .... 18,150 17,149
FW2032681.UP.FTS.B, 22.41%, 4/12/27 .. 2,290 2,251
L2031364.UP.FTS.B, 24.71%, 4/12/27 .... 3,263 (74)
L2032337.UP.FTS.B, 26.62%, 4/12/27 .... 8,240 2,380
FW2032026.UP.FTS.B, 29.26%, 4/12/27 .. 15,523 1,090
FW2030903.UP.FTS.B, 29.44%, 4/12/27 .. 4,789 336
L2972334.UP.FTS.B, 6.17%, 4/19/27 .... 42,711 42,474
L2972137.UP.FTS.B, 6.42%, 4/19/27 .... 12,825 12,754
L2971979.UP.FTS.B, 6.84%, 4/19/27 .... 22,951 22,825
L2971286.UP.FTS.B, 7.38%, 4/19/27 .... 21,454 21,336
L2972081.UP.FTS.B, 7.8%, 4/19/27 ..... 4,546 4,520
FW2972190.UP.FTS.B, 7.92%, 4/19/27 ... 40,673 40,450
L2971556.UP.FTS.B, 10.11%, 4/19/27 .... 22,365 22,161
L2971728.UP.FTS.B, 11.46%, 4/19/27 .... 9,318 9,226
L2971948.UP.FTS.B, 12.78%, 4/19/27 .... 6,544 6,480
L2971527.UP.FTS.B, 13.17%, 4/19/27 .... 9,197 9,107
L2967243.UP.FTS.B, 14.24%, 4/19/27 .... 14,944 14,798
L2970341.UP.FTS.B, 15.34%, 4/19/27 .... 5,763 5,419
L2971759.UP.FTS.B, 16.29%, 4/19/27 .... 6,725 6,636
L2971657.UP.FTS.B, 16.32%, 4/19/27 .... 1,929 1,904
L2971854.UP.FTS.B, 16.46%, 4/19/27 .... 2,731 2,695
FW2968818.UP.FTS.B, 17.01%, 4/19/27 .. 14,457 14,265

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2970277.UP.FTS.B, 17.94%, 4/19/27 .... $ 28,464 $ 28,086
FW2971812.UP.FTS.B, 18.16%, 4/19/27 .. 26,867 26,563
L2972316.UP.FTS.B, 18.63%, 4/19/27 .... 44,448 43,873
L2971776.UP.FTS.B, 19.69%, 4/19/27 .... 5,902 5,824
L2972008.UP.FTS.B, 20.74%, 4/19/27 .... 4,943 4,900
FW2971982.UP.FTS.B, 21.48%, 4/19/27 .. 1,528 1,508
L2970145.UP.FTS.B, 22.58%, 4/19/27 .... 7,844 7,720
L2972209.UP.FTS.B, 23.9%, 4/19/27 .... 2,715 2,690
L2971880.UP.FTS.B, 24%, 4/19/27 ...... 28,695 28,319
L2971929.UP.FTS.B, 24.66%, 4/19/27 .... 19,768 19,456
FW2971643.UP.FTS.B, 24.95%, 4/19/27 .. 19,422 19,264
L2971841.UP.FTS.B, 25.2%, 4/19/27 .... 1,335 1,323
L2971769.UP.FTS.B, 25.23%, 4/19/27 .... 6,062 6,013
L2972249.UP.FTS.B, 25.46%, 4/19/27 .... 5,749 408
FW2972220.UP.FTS.B, 26.42%, 4/19/27 .. 3,553 3,521
L2971662.UP.FTS.B, 26.49%, 4/19/27 .... 911 897
FW2972102.UP.FTS.B, 26.72%, 4/19/27 .. 3,094 910
FW2972305.UP.FTS.B, 27.33%, 4/19/27 .. 5,479 5,430
FW2972030.UP.FTS.B, 28.07%, 4/19/27 .. 4,574 4,533
FW2971684.UP.FTS.B, 30.82%, 4/19/27 .. 9,109 8,627
FW2101729.UP.FTS.B, 20.8%, 4/23/27 ... 28,581 618
L2100737.UP.FTS.B, 22.28%, 4/23/27 .... 15,001 14,920
FW2101765.UP.FTS.B, 29.07%, 4/23/27 .. 3,269 3,245
FW2103611.UP.FTS.B, 30.3%, 4/23/27 ... 1,501 1,482
FW2103334.UP.FTS.B, 30.61%, 4/23/27 .. 2,233 157
FW2103313.UP.FTS.B, 31.18%, 4/23/27 .. 3,705 1,085
FW2249414.UP.FTS.B, 19.5%, 5/14/27 ... 5,894 5,794
L2248430.UP.FTS.B, 21.51%, 5/14/27 .... 1,158 1,145
L2250450.UP.FTS.B, 23.85%, 5/14/27 .... 1,386 202
L2248036.UP.FTS.B, 24.14%, 5/14/27 .... 25,766 7,393
L2251286.UP.FTS.B, 25.89%, 5/14/27 .... 2,018 1,994
L2248209.UP.FTS.B, 26.25%, 5/14/27 .... 5,875 (284)
FW2248688.UP.FTS.B, 26.36%, 5/14/27 .. 4,016 287
FW2248226.UP.FTS.B, 29.45%, 5/14/27 .. 2,803 2,781
FW2250225.UP.FTS.B, 30.13%, 5/14/27 .. 1,493 1,472
FW2250018.UP.FTS.B, 31.2%, 5/14/27 ... 1,086 (58)
FW2250032.UP.FTS.B, 32.02%, 5/14/27 .. 3,976 3,938
L2251560.UP.FTS.B, 14.27%, 5/15/27 .... 6,036 434
L2251988.UP.FTS.B, 19.87%, 5/15/27 .... 2,213 2,178
FW2253145.UP.FTS.B, 24.76%, 5/15/27 .. 11,676 11,279
FW2253490.UP.FTS.B, 28.02%, 5/15/27 .. 4,645 4,608
FW2253485.UP.FTS.B, 30.83%, 5/15/27 .. 1,711 1,660
FW2252117.UP.FTS.B, 30.85%, 5/15/27 .. 22,516 22,327
FW2252591.UP.FTS.B, 31.67%, 5/15/27 .. 6,704 6,513
FW2497520.UP.FTS.B, 17.89%, 6/24/27 .. 5,650 828
L2500104.UP.FTS.B, 25.5%, 6/24/27 .... 3,419 514
FW2499816.UP.FTS.B, 27.03%, 6/24/27 .. 5,214 1,517
FW2498266.UP.FTS.B, 27.06%, 6/24/27 .. 3,698 3,644
FW2463420.UP.FTS.B, 28.55%, 6/24/27 .. 911 902
FW2497794.UP.FTS.B, 30.97%, 6/24/27 .. 6,804 1,997
FW2497583.UP.FTS.B, 31.24%, 6/24/27 .. 6,872 6,815
FW2497836.UP.FTS.B, 31.41%, 6/24/27 .. 6,203 429
FW2501171.UP.FTS.B, 18.13%, 6/25/27 .. 5,174 1,443
L2499889.UP.FTS.B, 20.18%, 6/25/27 .... 22,153 21,816
L2502792.UP.FTS.B, 24.01%, 6/25/27 .... 4,992 4,965
L2502008.UP.FTS.B, 24.08%, 6/25/27 .... 39,246 2,793
L2503278.UP.FTS.B, 24.32%, 6/25/27 .... 9,743 9,686
L2500827.UP.FTS.B, 25.15%, 6/25/27 .... 2,728 (62)
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2500638.UP.FTS.B, 25.31%, 6/25/27 .... $ 881 $ 876
FW2503221.UP.FTS.B, 29%, 6/25/27 .... 23,760 23,620
FW2501815.UP.FTS.B, 29.99%, 6/25/27 .. 6,885 6,842
FW2500473.UP.FTS.B, 31.15%, 6/25/27 .. 2,805 (147)
FW1729187.UP.FTS.B, 30.3%, 7/17/27 ... 6,119 6,078
FW2972075.UP.FTS.B, 9.42%, 9/19/27 ... 34,350 34,128
FW2251363.UP.FTS.B, 16.36%, 10/14/27 . 37,835 37,382
L2253724.UP.FTS.B, 25.49%, 10/15/27 ... 710 695
FW2251983.UP.FTS.B, 30.9%, 10/15/27 .. 3,754 3,693
FW2500185.UP.FTS.B, 30.96%, 11/24/27 . 6,704 6,642
FW2499865.UP.FTS.B, 31.15%, 11/24/27 . 1,680 1,684
L2498668.UP.FTS.B, 13.66%, 11/25/27 ... 36,152 35,808
L2501498.UP.FTS.B, 22.59%, 11/25/27 ... 5,764 (42)
FW2502338.UP.FTS.B, 30.04%, 11/25/27 . 4,723 4,676
L1901406.UP.FTS.B, 27.3%, 10/22/28 .... 4,804 4,803
L2475583.UP.FTS.B, 20.34%, 1/25/29 .... 782 771
6,131,912
Total Marketplace Loans (Cost $17,334,574) ....
$15,385,774

Franklin Universal Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Universal Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $215,544,398
Cost - Non-controlled affiliates (Note 4 c ) ........................................................ 9,503,619
Value - Unaffiliated issuers (Includes securities loaned of $199,262) ................................... $243,724,978
Value - Non-controlled affiliates (Note 4 c ) ....................................................... 9,503,619
Cash .................................................................................... 241,790
Receivables:
Dividends and interest ..................................................................... 2,834,258
Total assets .......................................................................... 256,304,645
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,582,547
Management fees ......................................................................... 159,499
Trustees' fees and expenses ................................................................. 4
Accrued interest (Note 3 ) ................................................................... 1,166,302
Payable upon return of securities loaned (Note 1 c ) .................................................. 200,000
Senior fixed rate Notes, at par value of $65,000,000 less unamortized Note issuance costs of $13,375 (Note 3 ) .... 64,986,625
Accrued expenses and other liabilities ........................................................... 195,448
Total liabilities ......................................................................... 68,290,425
Net assets, at value ................................................................. $188,014,220
Net assets consist of:
Paid-in capital ............................................................................. $164,196,058
Total distributable earnings (losses) ............................................................. 23,818,162
Net assets, at value ................................................................. $188,014,220
Shares outstanding ......................................................................... 25,131,894
Net asset value per share .................................................................... $7.48

Franklin Universal Trust
Financial Statements
Statement of Operations
for the six months ended February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Investment income:
Dividends: (net of foreign taxes of $8,848)
Unaffiliated issuers ........................................................................ $1,827,811
Non-controlled affiliates (Note 4 c ) ............................................................. 152,797
Interest:
Unaffiliated issuers ........................................................................ 4,707,485
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 5,111
Non-controlled affiliates (Note 4 c ) ............................................................. 4,769
Total investment income ................................................................... 6,697,973
Expenses:
Management fees (Note 4 a ) ................................................................... 968,655
Transfer agent fees ......................................................................... 26,439
Custodian fees (Note 5 ) ...................................................................... 643
Reports to shareholders fees .................................................................. 4,156
Professional fees ........................................................................... 74,640
Trustees' fees and expenses .................................................................. 1,164
Amortization of note issuance costs (Note 3 ) ...................................................... 12,643
Marketplace lending fees (Note 1 e ) ............................................................. 243,025
Interest expense (Note 3 ) ..................................................................... 1,260,324
Other .................................................................................... 64,084
Total expenses ......................................................................... 2,655,773
Expense reductions (Note 5 ) ............................................................... (5)
Expenses waived/paid by affiliates (Note 4c) ................................................... (19,448)
Net expenses ......................................................................... 2,636,320
Net investment income ................................................................ 4,061,653
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,722,555)
Foreign currency transactions ................................................................ (900)
Net realized gain (loss) .................................................................. (1,723,455)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (9,430,292)
Translation of other assets and liabilities denominated in foreign currencies .............................. 117
Net change in unrealized appreciation (depreciation) ............................................ (9,430,175)
Net realized and unrealized gain (loss) ............................................................ (11,153,630)
Net increase (decrease) in net assets resulting from operations .......................................... $(7,091,977)

Franklin Universal Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Universal Trust
Six Months Ended
February 28, 2023
(unaudited)
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,061,653 $10,398,489
Net realized gain (loss) ................................................. (1,723,455) 2,697,904
Net change in unrealized appreciation (depreciation) ........................... (9,430,175) (20,486,901)
Net increase (decrease) in net assets resulting from operations ................ (7,091,977) (7,390,508)
Distributions to shareholders .............................................. (7,946,705) (13,802,436)
Net increase (decrease) in net assets ................................... (15,038,682) (21,192,944)
Net assets:
Beginning of period ..................................................... 203,052,902 224,245,846
End of period .......................................................... $188,014,220 $203,052,902

Franklin Universal Trust
Financial Statements
Statement of Cash Flows
for the six months ended February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 6,483,130
Operating expenses paid ..................................................................... (1,461,734)
Interest expense paid ........................................................................ (1,270,769)
Cash collateral received for securities loaned ...................................................... 32,488
Realized (loss) on foreign currency transactions .................................................... (900)
Purchases of long-term investments ............................................................. (17,514,586)
Sales and maturities of long-term investments ..................................................... 18,859,538
Net sales of short-term investments ............................................................. 177,067
Cash provided - operating activities .......................................................... 5,304,234
Cash flow from financing activities:
Cash distributions to shareholders .............................................................. (7,946,705)
Cash used - financing activities ............................................................. (7,946,705)
Net increase (decrease) in cash ................................................................. (2,642,471)
Cash at beginning of period ..................................................................... 2,884,261
Cash at end of period ......................................................................... $241,790
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the period ended February 28, 2023
Net increase (decrease) in net assets resulting from operating activities .................................... $ (7, 091 , 977 )
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (86,479)
Amortization of Note issuance costs .......................................................... 12,643
Reinvested dividends from non-controlled affiliates ............................................... (152,797)
Interest received in the form of securities ...................................................... (11,635)
Decrease in dividends and interest receivable and other assets ..................................... 47,586
Decrease in interest payable ............................................................... (10,445)
Decrease in payable to affiliates, accrued expenses, and other liabilities ............................... (98,381)
Increase in payable for investments purchased ................................................. 1,582,547
Increase in collateral for securities loaned ..................................................... 32,488
Decrease in cost of investments ............................................................. 1,650,392
Decrease in unrealized depreciation on investments. ............................................. 9,430,292
Net cash provided by operating activities ........................................................... $5,304,234

Franklin Universal Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Universal Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier.  Senior Fixed
Rate Notes issued by the Fund are carried at cost. Under
compliance policies and procedures approved by the Fund’s
Board of Trustees (the Board), the Board has designated
the Fund’s investment manager as the valuation designee
and has responsibility for oversight of valuation. The
investment manager is assisted by the Fund’s administrator
in performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income in the
Statement of Operations. Facility fees are recognized as
income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
1. Organization and Significant Accounting Policies
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized ($0.01 par value). During the periods ended
February 28, 2023 and August 31, 2022 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the periods ended February 28, 2023 and August 31,
2022, there were no shares repurchased.
3. Senior Fixed Rate Notes
On August 28, 2018, the Fund issued $65 million principal amount of a new class of five-year senior fixed rate notes (Notes).
The Notes bear interest, payable semi-annually, at a rate of 3.91% per year, to maturity on September 15, 2023. The Notes are general unsecured obligations of the Fund and rank senior to trust shares and all existing or future unsecured indebtedness of the Fund. For the period ended February 28, 2023, total interest paid by the Fund on the Notes was $1,270,769. The Fund is required to maintain on a monthly basis a specified discounted asset value for its portfolio in compliance with guidelines established in the Notes Agreement, and is required under the 1940 Act to maintain asset coverage for the Notes of at least
300%. The Fund has met these requirements during the period ended February 28, 2023. The issuance costs of $114,819 incurred by the Fund are deferred and amortized on an interest method basis over the term of the Notes. For the period ended
February 28, 2023, the Fund amortized $12,643 of Notes issuance costs. Subject to certain restrictions and make whole premiums, the Fund may prepay the Notes at any time. At February 28, 2023, if the Notes were fully prepaid, the make whole premium related to the current balance of the Notes would have been $0.
The Fund employs an income-based approach to determine the fair value of the Notes, which uses the Notes’ current credit rating, remaining time to maturity, stated coupon rates, the current yield of a comparable asset, and a liquidity premium. At
February 28, 2023, the estimated fair value of the Notes was approximately $64,397,000. The inputs used in determining the fair value of the Notes represent Level 3 in the fair value hierarchy. See Note 11 regarding fair value measurements for additional information about fair value hierarchy and Level 3 inputs.
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to Advisers of 0.75% per year of the average weekly managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Notes.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2023, the Fund held investments in affiliated management investment companies as follows:
5. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2023, the custodian fees were reduced as noted in the Statement of Operations.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.204% $ 9,360,377 $ 11,261,958 $ (11,318,716) $ — $ — $ 9,303,619 9,303,619 $ 152,797
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.204% $134,000 $5,509,000 $(5,443,000) $— $— $200,000 200,000 $4,769
Total Affiliated Securities ... $9,494,377 $16,770,958 $(16,761,716) $— $— $9,503,619 $157,566

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Income Taxes
At February 28, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, paydown losses, bond discounts and premiums and corporate actions.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2023, aggregated
$19,097,133 and $20,396,813, respectively.
At February 28, 2023, in connection with securities lending transactions, the Fund loaned equity investments and received
$200,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
8. Credit Risk and Defaulted Securities
At February 28, 2023, the Fund had 68.1% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
28, 2023, the aggregate value of these securities was $1,185,175, representing 0.6% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $225,344,059
Unrealized appreciation ........................................................................ $55,212,238
Unrealized depreciation ........................................................................ (27,327,700)
Net unrealized appreciation (depreciation) .......................................................... $27,884,538

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 47,521,082 $ — $ — $ 47,521,082
Metals & Mining ....................... 4,974,972 — — 4,974,972
Multi-Utilities .......................... 31,645,636 — — 31,645,636
Oil, Gas & Consumable Fuels ............. 3,910,624 597,004 — 4,507,628
Preferred Stocks ......................... 572,550 — — 572,550
Rights ................................. — 700,600 — 700,600
Warrants ............................... 701 — — 701
Convertible Bonds ....................... — 1,541 — 1,541
Corporate Bonds :
Aerospace & Defense ................... — 597,750 — 597,750
Airlines .............................. — 1,707,861 — 1,707,861
Auto Components ...................... — 5,973,047 — 5,973,047
Automobiles .......................... — 1,040,813 — 1,040,813
Banks ............................... — 899,757 — 899,757
Beverages ........................... — 600,222 — 600,222
Biotechnology ......................... — 545,495 — 545,495
Building Products ...................... — 4,248,521 — 4,248,521
Capital Markets ........................ — 978,840 — 978,840
Chemicals ........................... — 7,630,665 — 7,630,665
Commercial Services & Supplies ........... — 2,645,499 — 2,645,499
Communications Equipment .............. — 1,262,000 — 1,262,000
Construction & Engineering ............... — 2,466,970 — 2,466,970
Consumer Finance ..................... — 2,128,497 — 2,128,497
Containers & Packaging ................. — 5,980,094 — 5,980,094
Diversified Consumer Services ............ — 734,000 — 734,000
Diversified Financial Services ............. — 1,028,910 — 1,028,910
Diversified Telecommunication Services ..... — 4,889,848 — 4,889,848
Electric Utilities ........................ — 1,294,736 — 1,294,736
Electrical Equipment .................... — 2,462,461 — 2,462,461
Electronic Equipment, Instruments &
Components ........................ — 412,964 — 412,964
Energy Equipment & Services ............. — 5,307,909 — 5,307,909
Entertainment ......................... — 1,785,810 — 1,785,810
Equity Real Estate Investment Trusts (REITs) . — 2,912,806 — 2,912,806
Food Products ........................ — 1,680,310 — 1,680,310

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Health Care Equipment & Supplies ......... $ — $ 1,167,240 $ — $ 1,167,240
Health Care Providers & Services .......... — 4,327,425 — 4,327,425
Hotels, Restaurants & Leisure ............. — 9,764,659 —
a
9,764,659
Household Durables .................... — 1,719,379 — 1,719,379
Independent Power and Renewable Electricity
Producers .......................... — 3,875,732 — 3,875,732
Insurance ............................ — 1,086,408 — 1,086,408
IT Services ........................... — 3,481,256 — 3,481,256
Life Sciences Tools & Services ............ — 173,820 — 173,820
Machinery ............................ — 3,194,678 — 3,194,678
Media ............................... — 5,778,303 — 5,778,303
Metals & Mining ....................... — 2,192,178 — 2,192,178
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 772,320 — 772,320
Multiline Retail ........................ — 872,020 — 872,020
Oil, Gas & Consumable Fuels ............. — 17,993,902 —
a
17,993,902
Paper & Forest Products ................. — 262,736 — 262,736
Personal Products ..................... — 792,110 — 792,110
Pharmaceuticals ....................... — 4,491,261 — 4,491,261
Real Estate Management & Development .... — 799,668 — 799,668
Road & Rail .......................... — 1,488,036 — 1,488,036
Software ............................. — 2,362,601 — 2,362,601
Specialty Retail ........................ — 4,048,661 — 4,048,661
Textiles, Apparel & Luxury Goods .......... — 1,404,905 — 1,404,905
Thrifts & Mortgage Finance ............... — 1,312,627 — 1,312,627
Trading Companies & Distributors .......... — 922,305 — 922,305
Wireless Telecommunication Services ....... — 1,685,122 — 1,685,122
Senior Floating Rate Interests ............... — 149,775 — 149,775
Marketplace Loans ....................... — — 15,385,774 15,385,774
Asset-Backed Securities ................... — 1,053,332 — 1,053,332
Escrows and Litigation Trusts ............... — 26,250 — 26,250
Short Term Investments ................... 9,503,619 — — 9,503,619
Total Investments in Securities ........... $98,129,184 $139,713,639 $15,385,774 $253,228,597
a
Includes financial instruments determined to have no value at February 28, 2023.
11. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At February 28, 2023, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of February 28, 2023, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Oil, Gas & Consumable
Fuels .......... $ —
d
$ — $ (151) $ — $ — $ — $ (74,975) $ 75,126 $ — $ —
Warrants ...........
Oil, Gas & Consumable
Fuels .......... —
d
— —
d
— — — — — — —
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... 540 — — — — — — (540) —
d
(540)
Oil, Gas & Consumable
Fuels .......... — — — 3,864 — — — (3,864) —
d
(3,864)
Marketplace Loans :
Diversified Financial
Services ........ 21,006,789 38,113 (5,278,522) — — — (101,414) (279,192) 15,385,774 (681,175)
Total Investments in
Securities ............ $21,007,329 $38,113 $(5,278,673) $3,864 $— $— $(176,389) $(208,470) $15,385,774 $(685,579)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or other significant observable valuation inputs.
d
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services
...
$14,813,150 Discounted cash flow Loss-adjusted
discount rate
2.6% - 11.1%
(8.2%)
Decrease
Projected loss rate 20.5% - 35.0%
(27.2%)
Decrease
All Other Investments
..........
572,624
c,d
Total $15,385,774
11. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
12. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent even ts through the issuance of the financial statements and determined that no events have occurred that require disclosure .
Abbreviations
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value at February 28, 2023.
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
11. Fair Value Measurements
(continued)

Franklin Universal Trust

franklintempleton.com
Semiannual Report
Important Information to Shareholders
Share Repurchase Program
The Fund’s Board previously authorized an open-market
share repurchase program, pursuant to which the Fund may
purchase Fund shares, from time to time, up to 10% of the
Fund’s common shares in open-market transactions, at the
discretion of management. This authorization remains in
effect.

Franklin Universal Trust
Annual Meeting of Shareholders

franklintempleton.com
Semiannual Report
The Annual Meeting of Shareholders (the “Meeting”) for Franklin Universal Trust (Fund) was held on March 9, 2023. At the
Meeting, shareholders elected Harris J. Ashton, Edith E. Holiday and Rupert H. Johnson, Jr. as Trustees of the Fund to hold office for a three year term, set to expire at the 2026 Annual Meeting of Shareholders. These terms continue, however, until their successors are duly elected and qualified or until a Trustee’s resignation, retirement, death or removal, whichever is earlier.
The results of the voting were as follows:
Note: Terrance J. Checki, Mary C. Choksi, Gregory E. Johnson, J. Michael Luttig, Larry D. Thompson and Valerie M. Williams
are Trustees of the Fund who are currently serving and whose terms of office continued after the meeting.
Trustee Nominees Shares For
Shares
Withheld
Harris J. Ashton 13,231,125 4,300,912
Edith E. Holiday 13,237,945 4,294,092
Rupert H. Johnson, Jr. 13,236,202 4,295,836

Franklin Universal Trust

franklintempleton.com
Semiannual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund’s Dividend Reinvestment and Cash Purchase Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. American Stock Transfer & Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street
Station, New York, NY 10269-0560, acts as your Plan Agent in administering the Plan.
You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.
If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. Whenever the Fund declares a distribution from capital gains or an income dividend payable in either cash or shares, if the net asset value per share of the Fund’s common stock exceeds the market price per share on the valuation date, the Plan Agent shall apply the amount of such dividend or distribution payable to participants to the purchase of shares (less their pro rata share of brokerage commissions incurred with respect to open market purchases in connection with the reinvestment of such dividend or distribution). If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.
The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to American Stock Transfer & Trust Company, LLC and sent to American Stock
Transfer & Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560, Attn: Franklin Universal Trust.
Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund that are purchased in the open market.
The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. Under no circumstances will interest be paid on your funds held by the Plan Agent. Accordingly, you should send any voluntary cash payments you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.
There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.
The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.
The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Semiannual Report
You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.
As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.
You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.
If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if our nominee will participate in the Plan on your behalf.
The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FUT S 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Universal Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
American Stock Transfer & Trust Co., LLC
6201 15th Avenue
Brooklyn, NY 11219
www.astfinancial.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.   N/A

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are:
Terrence J. Checki,
Mary C. Choksi
,
Edith E. Holiday,
J. Michael Luttig and Larry D. Thompson.

Item 6. Schedule of Investments.                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's investment manager, Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.
RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES
Franklin Equity Group, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the "Investment Managers") have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.
The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.
In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.
The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.
Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.
Conflicts of Interest
All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.
Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.
Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.
Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.
The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”
Weight Given Management Recommendations
One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.
Engagement with Issuers
The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.
In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
Rejected Votes
Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.
Securities on Loan
The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts  to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.
Split Voting
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.
Bundled Items
If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.
PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS
From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A
These Proxy Policies apply to accounts managed by personnel within Franklin Equity Group, which includes the following Investment Managers:
Franklin Advisers, Inc. (FAV)
Franklin Templeton Institutional, LLC
Franklin Templeton Portfolio Advisors, Inc. (FTPA)
The following Proxy Policies apply to FAV only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.
For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.
The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients (for example, where an issuer files additional solicitation materials after a Proxy Service has issued its voting recommendations but sufficiently before the vote submission deadline and these materials would reasonably be expected to affect the Investment Manager’s voting determination).
The following Proxy Policies apply to FTPA only:
RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES
In certain SMA programs, typically where the SMA program sponsor has not elected for the Investment Manager to vote proxies, or where the Investment Manager only provides non-discretionary management services to the SMA program, the Investment Manager will not be delegated the responsibility to vote proxies held by the SMA program accounts. Instead, the SMA program sponsor or another service provider will generally vote these proxies. Clients in SMA programs should contact the SMA program sponsor for a copy of the program sponsor’s proxy voting policies.
The ISS proxy voting guidelines can be found at: https://www.issgovernance.com/policy-gateway/voting-policies/.
The Glass Lewis proxy voting guidelines can be found at: https://www.glasslewis.com/voting-policies-current/.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.

For the period ended February 28, 2023, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$11,850
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$947
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	-
Administrative fees not included in a revenue split	-
Indemnification fees not included in a revenue split	-
Rebate (paid to borrower)	$1,023
Other fees not included above	-
Aggregate fees/compensation paid by the Fund for securities lending activities	$1,970
Net income from securities lending activities	$9,880

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

(c)
Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit pressrelease

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
UNIVERSAL TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2023